Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Brazil (6.3%)
	Vale SA	47,290,712	987,537
	Petroleo Brasileiro SA	63,378,617	334,644
	Itau Unibanco Holding SA Preference Shares	48,735,605	283,529
	Petroleo Brasileiro SA Preference Shares	52,436,636	270,930
	B3 SA - Brasil Bolsa Balcao	85,856,280	251,391
*	Banco Bradesco SA Preference Shares	50,485,162	235,063
	Ambev SA	60,058,838	191,884
*	Magazine Luiza SA	39,077,714	154,563
	Vale SA Class B ADR	7,204,550	151,440
	WEG SA	20,751,974	142,284
	Itausa SA Preference Shares	62,274,401	133,558
*	Natura & Co. Holding SA	11,909,946	122,913
	Itau Unibanco Holding SA ADR	19,886,445	114,745
	Notre Dame Intermedica Participacoes SA	7,292,676	112,017
*	Suzano SA	10,218,649	106,086
	Cosan SA	19,832,116	97,290
	Localiza Rent a Car SA	8,053,495	96,102
	Lojas Renner SA	11,667,741	92,522
	Petrobras Distribuidora SA	16,002,366	87,044
*	Banco BTG Pactual SA	15,208,592	85,442
*	Banco Bradesco SA	20,901,387	82,871
	JBS SA	13,303,987	81,869
*	Raia Drogasil SA	16,465,661	79,795
*	Rumo SA	18,125,548	71,900
	Gerdau SA Preference Shares	12,137,228	71,776
	Banco do Brasil SA	11,648,622	70,743
	Centrais Eletricas Brasileiras SA	8,066,649	62,340
	Equatorial Energia SA	13,214,791	61,402
*	Banco Bradesco SA ADR	12,838,551	59,956
	Petroleo Brasileiro SA ADR	5,639,547	57,862
*	Americanas SA	6,037,731	56,920
*	BRF SA	10,463,950	51,473
*	Banco Inter SA	3,731,858	50,859
*	Via Varejo SA	19,967,407	48,268
	TOTVS SA	7,067,937	47,986
	Cia Siderurgica Nacional SA	5,264,511	47,255
	Telefonica Brasil SA	5,952,519	47,099
	Bradespar SA Preference Shares	3,064,251	43,514
[1]	Hapvida Participacoes e Investimentos SA	15,667,589	42,807

		Shares	Market Value ($000)
*	Klabin SA	9,065,270	42,574
*	Hypera SA	5,869,242	40,174
	BB Seguridade Participacoes SA	9,722,499	39,892
	Ultrapar Participacoes SA	11,416,143	38,753
	CCR SA	15,258,818	38,087
*,1	Rede D'Or Sao Luiz SA	2,844,259	37,681
*	Eneva SA	11,266,921	35,608
	Cia Siderurgica Nacional SA ADR	3,778,402	33,628
	Cia Energetica de Minas Gerais Preference Shares	14,249,919	32,668
	Sendas Distribuidora SA	1,855,333	30,878
*	Azul SA Preference Shares	4,029,213	30,094
*	Petro Rio SA	8,654,572	29,661
[2]	Banco Santander Brasil SA ADR	3,638,921	28,238
	Energisa SA	3,280,964	26,931
*,1	Locaweb Servicos de Internet SA	5,609,814	26,831
*	Embraer SA	7,507,328	26,796
*,1	Banco Inter SA Preference Shares	5,737,570	26,296
	Sul America SA	4,488,413	25,793
*	Cia de Locacao das Americas	4,916,727	25,668
	Metalurgica Gerdau SA Preference Shares	9,373,796	25,647
*	Alpargatas SA Preference Shares	2,543,254	25,129
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,130,643	24,213
	YDUQS Participacoes SA	4,382,130	23,777
	Transmissora Alianca de Energia Eletrica SA	3,247,428	23,694
*	BR Malls Participacoes SA	11,503,147	22,153
	Centrais Eletricas Brasileiras SA Preference Shares	2,796,401	21,772
	Marfrig Global Foods SA	5,523,322	20,796
	Itau Unibanco Holding SA	3,800,912	20,047
*	TIM SA	9,047,765	19,665
*	Braskem SA Preference Shares Class A	1,758,821	19,502
	Atacadao SA	5,269,475	19,213
*	Cia de Saneamento Basico do Estado de Sao Paulo	2,800,253	19,065
*	Cogna Educacao	27,263,273	19,054
	Qualicorp Consultoria e Corretora de Seguros SA	3,744,884	18,515
	Duratex SA	4,349,463	18,397
	Engie Brasil Energia SA	2,522,192	18,368
	IRB Brasil Resseguros SA	16,825,822	18,350
*	Multiplan Empreendimentos Imobiliarios SA	3,905,377	17,509
	Banco Pan SA Preference Shares	4,388,063	17,331
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,224,548	16,912
*	Lojas Americanas SA Preference Shares	12,285,984	16,725
	Fleury SA	3,477,601	15,598
	Gerdau SA ADR	2,588,905	15,352
*	Santos Brasil Participacoes SA	8,751,186	15,223
	Sao Martinho SA	2,389,840	14,716
	EDP - Energias do Brasil SA	4,416,160	14,525
	Light SA	5,108,194	14,221
[2]	Cia Paranaense de Energia ADR	2,423,128	13,812
	Cia Hering	1,888,296	13,487
*	Cia de Saneamento do Parana	3,524,130	13,168

		Shares	Market Value ($000)
	Porto Seguro SA	1,311,498	13,009
	Banco Santander Brasil SA	1,663,220	12,946
*	CVC Brasil Operadora e Agencia de Viagens SA	3,005,677	12,851
	CPFL Energia SA	2,630,847	12,790
	Cia Energetica de Sao Paulo Preference Shares Class B	2,787,531	12,481
	Pet Center Comercio e Participacoes SA	2,812,750	12,335
	Arezzo Industria e Comercio SA	705,392	12,260
	MRV Engenharia e Participacoes SA	4,439,838	12,224
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,687,033	11,455
*	Gol Linhas Aereas Inteligentes SA Preference Shares	2,893,077	11,443
*	Embraer SA ADR	798,613	11,420
	Kinea Indice de Precos FII	535,633	11,311
	Neoenergia SA	3,345,859	11,165
	SIMPAR SA	824,625	11,028
	Unipar Carbocloro SA Preference Shares	616,836	10,839
	Cia Brasileira de Distribuicao	1,817,883	10,831
	SLC Agricola SA	1,234,608	10,667
*	Braskem SA ADR	473,534	10,503
	Cielo SA	15,663,086	10,165
*	Anima Holding SA	4,484,975	9,903
	Meliuz SA	752,404	9,809
	Aliansce Sonae Shopping Centers SA	1,788,722	9,706
	Iguatemi Empresa de Shopping Centers SA	1,236,069	9,690
*	Omega Geracao SA	1,367,593	9,484
	CSHG Logistica FI Imobiliario	290,126	9,413
	Odontoprev SA	3,668,519	9,157
	Sendas Distribuidora SA ADR	554,044	9,120
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	1,905,586	8,829
	Grendene SA	3,852,509	8,159
*	Movida Participacoes SA	1,886,350	8,117
	Vivara Participacoes SA	1,270,700	7,612
	Ez Tec Empreendimentos e Participacoes SA	1,355,878	7,159
	Alupar Investimento SA	1,472,167	6,939
*	M Dias Branco SA	1,158,447	6,931
	Cia de Saneamento de Minas Gerais-COPASA	2,601,270	6,922
	Randon SA Implementos e Participacoes Preference Shares	2,629,234	6,855
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	475,000	6,713
*	BK Brasil Operacao e Assessoria a Restaurantes SA	3,277,611	6,620
	Minerva SA	3,655,457	6,296
*	Grupo SBF SA	932,618	6,285
*	Grupo De Moda Soma SA	1,768,310	5,959
	AES Brasil Energia SA	2,224,294	5,923
*	Hidrovias do Brasil SA	5,523,700	5,865
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,430,300	5,764
	Lojas Quero Quero SA	1,280,449	5,446
*	TIM SA ADR	495,577	5,402
	Cia Energetica de Minas Gerais ADR	2,375,711	5,322

		Shares	Market Value ($000)
*	Iochpe Maxion SA	1,870,049	5,199
*	EcoRodovias Infraestrutura e Logistica SA	2,432,271	5,095
*	Banco Inter SA Ordinary Shares	1,116,790	5,056
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,066,392	4,896
	JHSF Participacoes SA	3,365,000	4,820
	Construtora Tenda SA	1,110,987	4,785
*	Lojas Americanas SA	3,737,943	4,737
	BR Properties SA	2,816,674	4,673
*	Marcopolo SA Preference Shares	7,929,831	4,583
*	Guararapes Confeccoes SA	1,179,860	3,992
*	Tupy SA	909,992	3,826
	Cia Paranaense de Energia Preference Shares	3,229,598	3,795
	LOG Commercial Properties e Participacoes SA	666,218	3,672
	Wiz Solucoes e Corretagem de Seguros SA	1,191,824	3,549
[2]	Centrais Eletricas Brasileiras SA ADR	449,147	3,512
[2]	Cia Brasileira de Distribuicao ADR	554,044	3,352
	Jereissati Participacoes SA	487,600	3,295
	Mahle-Metal Leve SA	525,673	3,223
	Enauta Participacoes SA	1,115,630	3,211
	Boa Vista Servicos SA	1,413,600	3,146
*	Camil Alimentos SA	1,695,400	2,897
	MPM Corporeos SA	794,200	2,768
	Even Construtora e Incorporadora SA	1,539,310	2,663
	Direcional Engenharia SA	1,079,543	2,634
[2]	Centrais Eletricas Brasileiras SA ADR (XNYS)	313,592	2,421
	Cia Paranaense de Energia	2,165,400	2,386
*	Instituto Hermes Pardini SA	625,360	2,358
[1]	Ser Educacional SA	760,628	2,335
	Cia Energetica de Minas Gerais	773,231	2,182
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	1,229,100	2,065
	Ambev SA ADR	622,682	1,974
*	C&A Modas Ltda	795,100	1,809
*	Empreendimentos Pague Menos SA	584,100	1,340
*	3R Petroleum Oleo E Gas SA	164,200	1,220
*	Sequoia Logistica e Transportes SA	279,100	1,183
*	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	211,700	1,175
	Cruzeiro do Sul Educacional SA	439,200	1,054
	Ambipar Participacoes e Empreendimentos SA	93,348	911
	Telefonica Brasil SA ADR	95,766	764
*	CSHG Logistica FI Imobiliario Rights Exp. 8/11/21	59,852	99
*	Oi SA ADR	1	—
*,3	Banco HSBC Bamerindus SA	52,300	—
			6,929,644
Chile (0.5%)
	Empresas COPEC SA	6,674,195	57,606
	Banco de Chile	577,585,826	52,896
	Falabella SA	11,469,442	44,585

		Shares	Market Value ($000)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	891,855	42,602
	Cencosud SA	19,467,891	35,309
	Empresas CMPC SA	16,016,194	34,612
	Enel Americas SA	225,917,642	31,398
	Banco de Credito e Inversiones SA	670,381	27,650
	Banco Santander Chile	516,524,176	25,490
	Cia Cervecerias Unidas SA	2,161,948	23,358
	Cia Sud Americana de Vapores SA	241,207,209	18,937
	CAP SA	1,067,259	18,494
	Enel Chile SA	318,539,959	16,534
	Colbun SA	106,778,071	15,618
	Banco Santander Chile ADR	752,638	14,707
[2]	Sociedad Quimica y Minera de Chile SA ADR	247,197	11,742
*	Parque Arauco SA	8,833,511	11,186
	Cencosud Shopping SA	7,029,998	10,828
	Empresa Nacional de Telecomunicaciones SA	2,014,926	9,694
*	Latam Airlines Group SA	3,024,840	7,970
	Aguas Andinas SA Class A	39,065,718	7,943
[2]	Enel Americas SA ADR	1,071,519	7,329
	Embotelladora Andina SA Preference Shares Class B	2,686,511	6,425
	AES Andes SA	48,752,457	6,264
*	Itau CorpBanca Chile SA	2,394,686,544	6,125
	Vina Concha y Toro SA	3,403,389	5,915
	Plaza SA	4,033,928	5,784
	Engie Energia Chile SA	6,943,752	5,434
	SMU SA	39,524,631	4,039
	SONDA SA	7,171,699	3,780
	Inversiones Aguas Metropolitanas SA	6,741,307	3,615
*	Ripley Corp. SA	14,356,234	3,073
	Enel Chile SA ADR	889,317	2,312
	Salfacorp SA	4,524,748	2,239
	Inversiones La Construccion SA	449,396	1,836
	Besalco SA	3,055,631	1,087
			584,416
China (36.8%)
	Tencent Holdings Ltd.	82,060,444	4,948,913
*	Alibaba Group Holding Ltd.	194,820,128	4,758,044
*,1	Meituan Class B	53,278,582	1,474,294
	China Construction Bank Corp. Class H	1,248,092,103	869,351
*	NIO Inc. ADR	17,691,722	790,466
	Ping An Insurance Group Co. of China Ltd. Class H	81,642,813	714,444
*,1	Wuxi Biologics Cayman Inc.	44,914,066	686,029
*	Baidu Inc. ADR	3,738,301	613,119
	Industrial & Commercial Bank of China Ltd. Class H	1,072,167,614	595,368
*	JD.com Inc. ADR	8,356,023	592,275
*,1	Xiaomi Corp. Class B	178,998,600	586,270
*	Pinduoduo Inc. ADR	5,050,216	462,650
	China Merchants Bank Co. Ltd. Class H	59,255,295	450,788
	NetEase Inc. ADR	3,990,691	407,889
	Bank of China Ltd. Class H	1,075,450,735	373,709
	ANTA Sports Products Ltd.	15,525,805	338,018
	BYD Co. Ltd. Class H	10,895,656	336,768

		Shares	Market Value ($000)
	Li Ning Co. Ltd.	29,612,480	312,747
*	Bilibili Inc. ADR	3,381,308	289,372
*	XPeng Inc. ADR	6,782,037	274,876
	Sunny Optical Technology Group Co. Ltd.	9,008,475	273,511
	Geely Automobile Holdings Ltd.	73,295,743	245,862
	Great Wall Motor Co. Ltd. Class H	48,138,375	232,583
	Shenzhou International Group Holdings Ltd.	10,440,241	231,703
*	China Mengniu Dairy Co. Ltd.	42,540,920	230,972
	ENN Energy Holdings Ltd.	10,472,155	218,536
*	Li Auto Inc. ADR	6,190,884	206,714
	Kweichow Moutai Co. Ltd. Class A (XSSC)	729,264	189,944
*,1	Innovent Biologics Inc.	18,226,820	186,629
*	Trip.com Group Ltd. ADR	6,978,702	180,958
	China Life Insurance Co. Ltd. Class H	104,474,734	174,133
	China Resources Beer Holdings Co. Ltd.	21,838,124	163,747
	China Petroleum & Chemical Corp. Class H	357,600,822	163,520
	CSPC Pharmaceutical Group Ltd.	116,260,529	156,933
	Country Garden Services Holdings Co. Ltd.	18,809,331	152,730
	Agricultural Bank of China Ltd. Class H	418,967,343	139,714
	China Gas Holdings Ltd.	41,512,693	127,809
	China Resources Land Ltd.	37,832,325	126,430
*	Huazhu Group Ltd. ADR (XNGS)	2,754,346	123,890
[1]	Longfor Group Holdings Ltd.	25,334,601	117,760
	China Pacific Insurance Group Co. Ltd. Class H	41,596,792	117,138
	Xinyi Solar Holdings Ltd.	58,022,000	116,872
*	Zai Lab Ltd. ADR	801,014	115,835
	Sino Biopharmaceutical Ltd.	135,129,444	114,792
	Kweichow Moutai Co. Ltd. Class A (XSHG)	429,776	111,939
	PetroChina Co. Ltd. Class H	267,248,227	111,641
*	Kingdee International Software Group Co. Ltd.	35,625,284	111,264
	Zijin Mining Group Co. Ltd. Class H	78,389,097	111,171
	China Overseas Land & Investment Ltd.	52,451,841	109,936
*,2	Alibaba Health Information Technology Ltd.	65,258,112	101,712
[1]	Smoore International Holdings Ltd.	23,345,000	100,655
	Country Garden Holdings Co. Ltd.	102,619,469	100,323
*	Vipshop Holdings Ltd. ADR	5,943,221	98,836
	Haier Smart Home Co. Ltd. Class H	28,285,255	97,009
*,2	COSCO SHIPPING Holdings Co. Ltd. Class H	60,831,105	91,764
	China Shenhua Energy Co. Ltd. Class H	47,438,860	89,765
*	Sunac China Holdings Ltd.	33,939,526	88,065
	China Longyuan Power Group Corp. Ltd. Class H	46,909,493	87,846
*	GDS Holdings Ltd. ADR	1,472,629	86,826
[1]	China Tower Corp. Ltd. Class H	648,658,936	86,050
	CITIC Securities Co. Ltd. Class H	38,247,587	85,177
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,442,898	83,832
[1]	Postal Savings Bank of China Co. Ltd. Class H	128,802,010	83,198
	Anhui Conch Cement Co. Ltd. Class H	17,376,635	83,111

		Shares	Market Value ($000)
	Ping An Insurance Group Co. of China Ltd. Class A	9,891,000	82,389
	Zhongsheng Group Holdings Ltd.	8,928,906	82,291
*	Tencent Music Entertainment Group ADR	7,764,483	82,071
	China Conch Venture Holdings Ltd.	22,467,018	81,912
	China Resources Gas Group Ltd.	12,446,405	76,729
	PICC Property & Casualty Co. Ltd. Class H	92,890,207	75,038
	CITIC Ltd.	65,871,026	71,147
	China Vanke Co. Ltd. Class H	27,260,200	71,014
[1]	China Feihe Ltd.	36,453,000	70,081
*	KE Holdings Inc. ADR	3,103,557	68,247
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,233,109	66,289
*,3	GCL-Poly Energy Holdings Ltd.	256,339,644	65,312
	China Tourism Group Duty Free Corp. Ltd. Class A (XSSC)	1,738,022	65,005
	Hengan International Group Co. Ltd.	9,946,526	58,999
	China National Building Material Co. Ltd. Class H	53,409,473	57,848
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,137,844	57,662
	Bank of Communications Co. Ltd. Class H	97,847,609	56,600
	Guangdong Investment Ltd.	40,282,021	56,366
	Kingsoft Corp. Ltd.	12,041,078	56,343
*,2	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,119,879	55,618
*	Genscript Biotech Corp.	12,552,320	55,177
[1]	Ganfeng Lithium Co. Ltd. Class H	2,552,200	54,932
[2]	BYD Electronic International Co. Ltd.	10,757,029	54,647
[1]	WuXi AppTec Co. Ltd. Class H	2,430,319	53,869
*,2	Lufax Holding Ltd. ADR	7,141,872	53,564
	Kingboard Holdings Ltd.	10,161,108	53,235
*	Chinasoft International Ltd.	29,685,155	53,226
*,1,2	Kuaishou Technology Class B	3,720,800	52,801
	Wanhua Chemical Group Co. Ltd. Class A (XSHG)	2,948,767	52,150
*,1,2	Ping An Healthcare & Technology Co. Ltd.	5,506,495	51,522
	Weichai Power Co. Ltd. Class H	23,532,294	51,479
	WuXi AppTec Co. Ltd. Class A (XSSC)	2,175,564	50,737
[1]	Hansoh Pharmaceutical Group Co. Ltd.	13,727,000	49,193
[1]	China International Capital Corp. Ltd. Class H	21,216,340	48,872
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	68,571,576	48,751
	China CITIC Bank Corp. Ltd. Class H	108,886,476	48,729
	China Merchants Bank Co. Ltd. Class A (XSSC)	6,742,049	48,666
[1,2]	Haidilao International Holding Ltd.	12,783,000	47,949
	LONGi Green Energy Technology Co. Ltd. Class A (XSSC)	3,565,601	47,661
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	550,900	47,278
*,1,2	China Literature Ltd.	5,088,764	47,224
	Haitong Securities Co. Ltd. Class H	57,164,070	47,111
	Sinopharm Group Co. Ltd. Class H	17,817,825	46,722
*	Weibo Corp. ADR	818,597	46,169

		Shares	Market Value ($000)
	China Resources Power Holdings Co. Ltd.	26,475,149	45,642
*,1	CanSino Biologics Inc. Class H	1,072,000	45,476
	China Minsheng Banking Corp. Ltd. Class H	110,712,594	45,039
*	iQIYI Inc. ADR	4,020,803	44,872
*,2	DiDi Global Inc. ADR	4,347,706	44,825
*	New Oriental Education & Technology Group Inc. ADR	20,337,546	44,132
	ZTO Express Cayman Inc. ADR	1,622,345	43,901
	Aier Eye Hospital Group Co. Ltd. Class A	4,803,043	43,857
*	Daqo New Energy Corp. ADR	738,640	43,764
*,1	Akeso Inc.	6,545,000	43,544
	Guangzhou Automobile Group Co. Ltd. Class H	50,204,820	43,516
*,1	Hua Hong Semiconductor Ltd.	6,810,606	43,159
	Tsingtao Brewery Co. Ltd.	5,322,736	42,070
	Fosun International Ltd.	31,397,625	41,565
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	1,173,962	40,286
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,332,732	40,016
	China Hongqiao Group Ltd.	30,170,500	40,001
	JOYY Inc. ADR	745,903	39,869
*	Yihai International Holding Ltd.	6,584,648	39,719
	GF Securities Co. Ltd. Class A (XSHE)	16,443,555	39,324
	Industrial Bank Co. Ltd. Class A (XSSC)	14,268,265	39,111
	ZTE Corp. Class H	10,902,439	38,952
	Shimao Group Holdings Ltd.	19,509,423	38,510
	Jiangxi Copper Co. Ltd. Class H	18,271,722	38,362
	China Molybdenum Co. Ltd. Class H	52,286,171	38,270
	Sungrow Power Supply Co. Ltd. Class A	1,454,292	37,969
*	360 DigiTech Inc. ADR	1,782,714	37,883
	Yanzhou Coal Mining Co. Ltd. Class H	25,274,023	37,573
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,521,934	37,278
	Autohome Inc. ADR	819,870	37,140
	Kunlun Energy Co. Ltd.	42,950,541	37,133
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	833,926	37,079
	New China Life Insurance Co. Ltd. Class H	13,548,712	37,072
*	TAL Education Group ADR	5,987,693	36,345
	Dongfeng Motor Group Co. Ltd. Class H	40,831,430	36,221
	China Medical System Holdings Ltd.	17,406,584	35,349
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	4,166,043	35,202
	People's Insurance Co. Group of China Ltd. Class H	111,513,422	34,606
*,1	Jinxin Fertility Group Ltd.	18,360,000	34,506
[1]	CGN Power Co. Ltd. Class H	158,340,514	34,226
	Ping An Bank Co. Ltd. Class A (XSHE)	12,446,504	34,125
*	Aluminum Corp. of China Ltd. Class H	55,633,237	33,934
	BYD Co. Ltd. Class A (XSHE)	817,348	33,787
[1,2]	Hygeia Healthcare Holdings Co. Ltd.	3,356,200	33,608
*	Kingsoft Cloud Holdings Ltd. ADR	1,156,866	33,549
[2]	Far East Horizon Ltd.	31,245,130	33,255
	Dongyue Group Ltd.	15,751,339	33,076
	China Merchants Bank Co. Ltd. Class A (XSHG)	4,501,029	32,490

		Shares	Market Value ($000)
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	5,464,683	31,406
	Agricultural Bank of China Ltd. Class A (XSSC)	68,471,495	31,081
	East Money Information Co. Ltd. Class A (XSEC)	6,409,603	30,913
	China Meidong Auto Holdings Ltd.	5,616,521	30,317
	CIFI Holdings Group Co. Ltd.	50,080,897	30,203
[1]	Topsports International Holdings Ltd.	21,584,000	30,121
	Haitian International Holdings Ltd.	8,228,180	30,097
	Yangzijiang Shipbuilding Holdings Ltd.	29,629,998	29,983
	Eve Energy Co. Ltd. Class A	1,708,738	29,956
	China Galaxy Securities Co. Ltd. Class H	56,682,875	29,616
	Anhui Gujing Distillery Co. Ltd. Class B	2,184,408	29,576
*,1,2	JD Health International Inc.	2,745,340	29,534
*	51job Inc. ADR	409,213	29,472
	Kingboard Laminates Holdings Ltd.	14,631,299	29,349
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	20,831,331	29,171
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,187,871	29,170
	China Railway Group Ltd. Class H	62,821,604	29,127
	China Taiping Insurance Holdings Co. Ltd.	20,567,800	28,893
	China Yangtze Power Co. Ltd. Class A (XSHG)	9,682,191	28,516
	Shenzhen Inovance Technology Co. Ltd. Class A	2,352,928	28,462
	China Everbright Environment Group Ltd.	51,975,203	28,189
[2]	Flat Glass Group Co. Ltd. Class H	6,295,000	28,151
	China Lesso Group Holdings Ltd.	13,407,317	27,996
*	Momo Inc. ADR	2,259,045	27,990
*	Beijing Enterprises Water Group Ltd.	76,074,691	27,925
	Hopson Development Holdings Ltd.	8,399,834	27,838
	Ganfeng Lithium Co. Ltd. Class A (XSHE)	917,450	27,823
*	Tongcheng-Elong Holdings Ltd.	12,342,400	27,776
	Nine Dragons Paper Holdings Ltd.	22,002,910	27,763
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	898,271	27,642
	Shanghai Baosight Software Co. Ltd. Class B	7,622,283	27,213
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSEC)	440,869	26,747
*,1	InnoCare Pharma Ltd.	8,092,000	26,734
	China Merchants Port Holdings Co. Ltd.	19,182,671	26,729
*,2	JinkoSolar Holding Co. Ltd. ADR	491,279	26,475
	China Resources Cement Holdings Ltd.	32,019,076	26,452
*,2	Canadian Solar Inc.	653,515	26,304
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	430,387	26,111
[1]	Huatai Securities Co. Ltd. Class H	19,668,008	26,061
[1]	China Resources Mixc Lifestyle Services Ltd.	4,270,200	25,870
	AviChina Industry & Technology Co. Ltd. Class H	34,280,476	25,699
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	4,724,893	25,654
[1]	Jiumaojiu International Holdings Ltd.	8,592,000	25,641
*	21Vianet Group Inc. ADR	1,476,287	25,584
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,899,426	25,396

		Shares	Market Value ($000)
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	1,002,528	25,385
*	Ming Yuan Cloud Group Holdings Ltd.	6,684,000	24,994
	China Yongda Automobiles Services Holdings Ltd.	13,204,152	24,655
	China Jinmao Holdings Group Ltd.	87,727,771	24,500
	China Construction Bank Corp. Class A (XSSC)	27,225,610	24,306
[1]	Yadea Group Holdings Ltd.	14,050,000	24,179
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	906,899	24,127
	Bosideng International Holdings Ltd.	38,427,764	24,060
	Agricultural Bank of China Ltd. Class A (XSHG)	52,073,300	23,638
	TravelSky Technology Ltd. Class H	13,895,867	23,606
	CRRC Corp. Ltd. Class H	54,818,000	23,499
*,1,2	Peijia Medical Ltd.	5,982,000	23,463
[1,2]	China Merchants Securities Co. Ltd. Class H	17,139,856	23,358
*,1,2	Alphamab Oncology	8,388,000	23,249
*	JD.com Inc. Class A	664,136	23,154
*	Alibaba Pictures Group Ltd.	190,219,250	23,032
	Muyuan Foods Co. Ltd. Class A (XSHE)	3,485,031	22,849
	NAURA Technology Group Co. Ltd. Class A (XSHE)	336,200	22,599
*	China Traditional Chinese Medicine Holdings Co. Ltd.	36,130,802	22,579
*,1	Venus MedTech Hangzhou Inc. Class H	3,571,000	22,570
[2]	China Evergrande Group	33,167,057	22,440
*,1,2	Weimob Inc.	16,428,000	22,288
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	389,306	22,149
[2]	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	11,686,690	21,960
	Beijing Enterprises Holdings Ltd.	7,055,267	21,946
	Tongwei Co. Ltd. Class A (XSSC)	3,247,185	21,803
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	4,179,492	21,655
	China Cinda Asset Management Co. Ltd. Class H	127,060,276	21,582
	Agile Group Holdings Ltd.	19,629,226	21,475
	China Oilfield Services Ltd. Class H	29,460,348	21,415
[2]	Xtep International Holdings Ltd.	15,382,291	21,392
	CRRC Corp. Ltd. Class A	23,269,989	21,149
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	2,774,340	20,647
*	Seazen Group Ltd.	27,682,824	20,606
*,1,3	China Huarong Asset Management Co. Ltd. Class H	156,726,113	20,571
	Beijing Kingsoft Office Software Inc. Class A	403,640	20,567
*,2	GOME Retail Holdings Ltd.	187,592,708	20,498
	Will Semiconductor Co. Ltd. Shanghai Class A (XSHG)	435,800	20,467
	Yunnan Energy New Material Co. Ltd. (XSHE)	516,435	19,928
	Shenzhen Transsion Holdings Co. Ltd. Class A	783,322	19,839
	Bank of Ningbo Co. Ltd. Class A (XSHE)	3,933,970	19,768
*	Tianqi Lithium Corp. Class A (XSHE)	1,211,087	19,651
	KWG Group Holdings Ltd.	17,899,797	19,645

		Shares	Market Value ($000)
[2]	Sihuan Pharmaceutical Holdings Group Ltd.	57,565,595	19,595
	Jiangsu Expressway Co. Ltd. Class H	18,334,976	19,590
	Huaneng Power International Inc. Class H	57,638,822	19,580
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,937,042	19,424
[1]	Shimao Services Holdings Ltd.	8,361,000	19,306
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	1,443,729	19,298
	China Vanke Co. Ltd. Class A (XSHE)	6,022,697	19,296
*	Haier Smart Home Co. Ltd. Class A (XSSC)	4,972,807	19,253
[1]	Sunac Services Holdings Ltd.	7,083,503	19,215
	Zijin Mining Group Co. Ltd. Class A (XSSC)	11,970,000	19,097
	Contemporary Amperex Technology Co. Ltd. Class A (XSEC)	221,485	19,008
	China Coal Energy Co. Ltd. Class H	31,471,653	18,925
[1]	A-Living Smart City Services Co. Ltd.	4,957,663	18,909
[2]	Tianneng Power International Ltd.	9,850,156	18,900
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,772,532	18,752
	Bank of Communications Co. Ltd. Class A (XSSC)	28,263,639	18,745
	Lens Technology Co. Ltd. Class A	4,752,454	18,742
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	27,089,170	18,736
	Wingtech Technology Co. Ltd. Class A	1,098,531	18,651
*,3	Brilliance China Automotive Holdings Ltd.	19,850,549	18,647
	Walvax Biotechnology Co. Ltd. Class A	1,395,857	18,627
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,757,800	18,599
	COSCO SHIPPING Ports Ltd.	26,039,359	18,583
*	Huatai Securities Co. Ltd. Class A (XSSC)	8,272,931	18,514
	Maxscend Microelectronics Co. Ltd. Class A	292,448	18,340
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,202,039	18,275
*,2	XD Inc.	2,874,800	18,274
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	891,337	18,178
*	Noah Holdings Ltd. ADR	470,252	18,152
	SAIC Motor Corp. Ltd. Class A (XSSC)	6,364,713	18,123
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	6,572,346	17,883
	Zhejiang Expressway Co. Ltd. Class H	21,141,477	17,849
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	4,621,864	17,837
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	18,703,809	17,655
	CIFI Ever Sunshine Services Group Ltd.	8,730,000	17,447
	Shenzhen International Holdings Ltd.	13,085,978	17,249
	China Overseas Property Holdings Ltd.	18,307,311	17,159
*	CSC Financial Co. Ltd. Class A	4,175,110	17,101
*	Dada Nexus Ltd. ADR	790,196	17,060
	China Life Insurance Co. Ltd. Class A	3,900,190	16,941
	SF Holding Co. Ltd. Class A (XSHE)	1,837,624	16,870
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,323,699	16,828

		Shares	Market Value ($000)
	Guangzhou R&F Properties Co. Ltd. Class H	19,007,536	16,679
*	Lifetech Scientific Corp.	29,787,059	16,672
	China United Network Communications Ltd. Class A	25,978,944	16,610
*	Baozun Inc. ADR	669,970	16,562
	Yuexiu Property Co. Ltd.	17,771,332	16,548
[1]	Dali Foods Group Co. Ltd.	30,511,548	16,531
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	6,564,700	16,523
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	1,941,699	16,407
	China Grand Pharmaceutical & Healthcare Holdings Ltd.	20,621,210	16,404
*	Air China Ltd. Class H	25,485,808	16,251
	Orient Securities Co. Ltd. Class A (XSSC)	9,548,770	16,194
	Logan Group Co. Ltd.	15,033,165	16,019
[2]	China Education Group Holdings Ltd.	8,785,724	15,932
	Sinotruk Hong Kong Ltd.	9,265,467	15,883
	WuXi AppTec Co. Ltd. Class A (XSHG)	675,646	15,757
	China Resources Microelectronics Ltd. Class A	1,012,886	15,747
	China Power International Development Ltd.	68,658,063	15,718
	Ping An Bank Co. Ltd. Class A (XSEC)	5,713,000	15,663
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	879,817	15,646
[2]	China International Marine Containers Group Co. Ltd. Class H	7,775,578	15,618
	China State Construction International Holdings Ltd.	25,048,728	15,604
	Angang Steel Co. Ltd. Class H	22,522,652	15,398
	Gigadevice Semiconductor Beijing Inc. Class A (XSSC)	429,489	15,346
	China Communications Services Corp. Ltd. Class H	35,542,821	15,248
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	2,030,013	15,233
	East Money Information Co. Ltd. Class A (XSHE)	3,149,869	15,191
	Imeik Technology Development Co. Ltd. Class A	150,560	15,186
*,1	3SBio Inc.	18,210,086	15,173
*	Beijing Capital International Airport Co. Ltd. Class H	26,092,447	14,996
	Zhaojin Mining Industry Co. Ltd. Class H	15,315,667	14,971
	China Petroleum & Chemical Corp. Class A	24,099,501	14,888
	Bank of China Ltd. Class A (XSSC)	32,003,000	14,825
	China Everbright Bank Co. Ltd. Class H	43,454,956	14,814
*	China Southern Airlines Co. Ltd. Class H	27,991,638	14,721
	Chongqing Changan Automobile Co. Ltd. Class B	21,981,647	14,650
*	MINISO Group Holding Ltd. ADR	844,488	14,263
	BOE Technology Group Co. Ltd. Class A (XSHE)	15,937,654	14,205
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	4,164,654	14,190
	ZTE Corp. Class A (XSEC)	2,352,274	14,179

		Shares	Market Value ($000)
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSSC)	318,220	14,149
	Sany Heavy Equipment International Holdings Co. Ltd.	12,886,954	14,146
	Fu Shou Yuan International Group Ltd.	14,820,913	14,144
	NARI Technology Co. Ltd. Class A (XSSC)	2,886,668	14,059
	China Everbright Ltd.	12,734,100	13,996
	Metallurgical Corp. of China Ltd. Class H	45,755,885	13,970
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	3,611,179	13,936
	Greentown Service Group Co. Ltd.	12,759,893	13,891
	Industrial Bank Co. Ltd. Class A (XSHG)	5,050,601	13,844
*	Brilliance China Automotive Holdings Ltd. ADR	1,985,055	13,836
	Powerlong Real Estate Holdings Ltd.	20,445,277	13,833
*	Topchoice Medical Corp. Class A	281,979	13,828
*,1,2	Pop Mart International Group Ltd.	1,875,600	13,794
	Xinyi Energy Holdings Ltd.	21,390,000	13,743
	SSY Group Ltd.	21,343,775	13,704
[1]	Pharmaron Beijing Co. Ltd. Class H	611,400	13,408
	BOE Technology Group Co. Ltd. Class B (XSHE)	26,966,709	13,306
*,1,2	Luye Pharma Group Ltd.	24,709,956	13,290
*,2	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,286,000	13,240
*,1,2	Remegen Co. Ltd. Class H	1,026,500	13,144
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	10,705,794	13,126
[1]	China Resources Pharmaceutical Group Ltd.	24,485,126	13,115
	China Suntien Green Energy Corp. Ltd. Class H	25,256,823	13,093
	Luzhou Laojiao Co. Ltd. Class A (XSEC)	491,100	13,065
*	Poly Developments & Holdings Group Co. Ltd. Class A (XSSC)	8,372,870	13,002
	Hollysys Automation Technologies Ltd.	862,141	13,001
	China Merchants Securities Co. Ltd. Class A (XSSC)	5,051,753	12,989
	China Everbright Bank Co. Ltd. Class A (XSSC)	25,366,894	12,970
	GoerTek Inc. Class A (XSHE)	2,161,304	12,803
	NARI Technology Co. Ltd. Class A (XSHG)	2,623,608	12,778
	SG Micro Corp. Class A	220,494	12,760
[2]	Greentown China Holdings Ltd.	11,532,219	12,737
	Chongqing Rural Commercial Bank Co. Ltd. Class H	34,090,539	12,724
*	Tsingtao Brewery Co. Ltd. Class A (XSHG)	1,016,751	12,679
*	Baidu Inc. Class A	618,785	12,679
	JA Solar Technology Co. Ltd. Class A (XSHE)	1,334,700	12,656
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	2,255,185	12,538
	Sinopec Engineering Group Co. Ltd. Class H	21,817,064	12,438
*	LexinFintech Holdings Ltd. ADR	1,581,483	12,430
	China CITIC Bank Corp. Ltd. Class A (XSSC)	17,604,266	12,395
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	28,021,925	12,395

		Shares	Market Value ($000)
*,2	Niu Technologies ADR	483,521	12,378
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	259,668	12,328
	AECC Aviation Power Co. Ltd. Class A (XSSC)	1,448,466	12,308
	Weichai Power Co. Ltd. Class A (XSHE)	4,607,478	12,254
	Lao Feng Xiang Co. Ltd. Class B	3,480,320	12,035
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,664,608	12,010
*,2	HUYA Inc. ADR	936,385	11,976
	Ginlong Technologies Co. Ltd. Class A	249,050	11,922
	Bloomage Biotechnology Corp. Ltd. Class A	334,408	11,892
	COSCO SHIPPING Development Co. Ltd. Class H	63,588,529	11,880
	Sinotrans Ltd. Class H	32,010,836	11,842
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,194,292	11,830
[1]	BAIC Motor Corp. Ltd. Class H	33,134,093	11,829
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	398,093	11,804
*,1	Zhou Hei Ya International Holdings Co. Ltd.	13,567,404	11,764
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	15,329,692	11,760
	China Aoyuan Group Ltd.	18,229,071	11,658
[2]	Jinchuan Group International Resources Co. Ltd.	70,332,000	11,600
	CITIC Securities Co. Ltd. Class A (XSSC)	3,305,200	11,582
	Zijin Mining Group Co. Ltd. Class A (XSHG)	7,217,900	11,515
*	Chongqing Brewery Co. Ltd. Class A (XSHG)	479,451	11,501
	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,342,130	11,472
*	Aluminum Corp. of China Ltd. Class A	12,389,600	11,469
[2]	Poly Property Services Co. Ltd.	2,027,000	11,457
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	745,692	11,455
[1]	China Railway Signal & Communication Corp. Ltd. Class H	31,979,798	11,439
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSHE)	1,463,500	11,375
	China Oriental Group Co. Ltd.	35,487,736	11,357
	China Yangtze Power Co. Ltd. Class A (XSSC)	3,847,428	11,331
*,2	Yeahka Ltd.	2,336,000	11,256
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	53,952,131	11,240
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	196,975	11,206
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	9,589,431	11,185
	Weichai Power Co. Ltd. Class A (XSEC)	4,204,300	11,181
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	440,309	11,149
	Montage Technology Co. Ltd. Class A	1,063,994	11,136
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	16,687,381	11,098
*	OneConnect Financial Technology Co. Ltd. ADR	1,395,461	11,066

		Shares	Market Value ($000)
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	869,000	11,048
	Iflytek Co. Ltd. Class A (XSHE)	1,211,059	11,015
	Shougang Fushan Resources Group Ltd.	43,646,000	11,013
	CSG Holding Co. Ltd. Class B	21,266,997	11,009
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,424,750	10,991
*	National Silicon Industry Group Co. Ltd. Class A	1,875,919	10,966
	Digital China Holdings Ltd.	19,014,894	10,895
	Bank of Shanghai Co. Ltd. Class A (XSHG)	9,736,861	10,791
	TCL Technology Group Corp. Class A (XSHE)	9,331,822	10,704
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	250,880	10,681
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSEC)	1,364,400	10,605
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSHE)	1,336,139	10,559
*,1,2	Ascentage Pharma Group International	1,797,500	10,547
*,2	SOHO China Ltd.	28,382,030	10,526
	Times China Holdings Ltd.	11,112,884	10,510
	China Water Affairs Group Ltd.	13,902,149	10,477
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	588,617	10,468
[1]	Legend Holdings Corp. Class H	7,299,914	10,397
	Ingenic Semiconductor Co. Ltd. Class A	348,916	10,298
*	Tsingtao Brewery Co. Ltd. Class A (XSSC)	821,786	10,248
	Shanghai Industrial Holdings Ltd.	6,706,289	10,240
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,562,596	10,119
	China Overseas Grand Oceans Group Ltd.	17,526,142	10,094
	Ovctek China Inc. Class A (XSHE)	705,542	10,000
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	1,023,667	9,971
*,2	China Eastern Airlines Corp. Ltd. Class H	27,217,558	9,940
*,1	CStone Pharmaceuticals	5,306,500	9,825
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,713,048	9,792
	KWG Living Group Holdings Ltd.	10,230,245	9,785
	StarPower Semiconductor Ltd. Class A	135,400	9,695
	Q Technology Group Co. Ltd.	5,657,424	9,687
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	614,129	9,637
	Shanghai Electric Group Co. Ltd. Class H	38,897,315	9,621
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	671,100	9,604
*	XPeng Inc. Class A	499,031	9,581
*	Hainan Meilan International Airport Co. Ltd.	2,954,000	9,488
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,712,561	9,405
[1,2]	Viva Biotech Holdings	9,478,500	9,385
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	890,360	9,379
	Hundsun Technologies Inc. Class A (XSSC)	1,082,831	9,364
[1,2]	China Yuhua Education Corp. Ltd.	15,073,676	9,343

		Shares	Market Value ($000)
	Bank of Nanjing Co. Ltd. Class A (XSSC)	6,894,868	9,330
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSSC)	468,315	9,304
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,333,476	9,296
[1]	Genertec Universal Medical Group Co. Ltd.	11,227,168	9,295
*,2	Kaisa Group Holdings Ltd.	34,138,886	9,273
	Iflytek Co. Ltd. Class A (XSEC)	1,019,250	9,270
	Yuexiu REIT	18,532,000	9,264
	Sino-Ocean Group Holding Ltd.	44,304,089	9,249
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,765,762	9,149
	Beijing Roborock Technology Co. Ltd. Class A	55,998	9,148
	Lonking Holdings Ltd.	29,302,868	9,133
	China Reinsurance Group Corp. Class H	94,101,940	9,087
	NetDragon Websoft Holdings Ltd.	3,881,138	9,063
	Shenwan Hongyuan Group Co. Ltd. Class A (XSEC)	13,625,974	9,062
	NAURA Technology Group Co. Ltd. Class A (XSEC)	134,700	9,054
	LB Group Co. Ltd. Class A (XSHE)	1,949,207	9,043
	PAX Global Technology Ltd.	8,297,436	9,000
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	23,814,261	8,978
	Hangzhou First Applied Material Co. Ltd. Class A	429,134	8,927
	Shenzhen Expressway Co. Ltd. Class H	9,431,170	8,912
	Ecovacs Robotics Co. Ltd. Class A (XSHG)	335,787	8,910
*,1,2	China Logistics Property Holdings Co. Ltd.	20,949,409	8,909
[1]	Guotai Junan Securities Co. Ltd. Class H	7,072,136	8,892
	Pharmaron Beijing Co. Ltd. Class A (XSHE)	288,744	8,885
	Everbright Securities Co. Ltd. Class A (XSSC)	3,781,910	8,874
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	455,800	8,852
	SAIC Motor Corp. Ltd. Class A (XSHG)	3,106,065	8,844
	COFCO Joycome Foods Ltd.	30,378,000	8,841
	China SCE Group Holdings Ltd.	25,258,301	8,816
	Health & Happiness H&H International Holdings Ltd.	2,456,951	8,814
	Daqin Railway Co. Ltd. Class A (XSSC)	9,556,460	8,706
	BOE Technology Group Co. Ltd. Class A (XSEC)	9,725,100	8,668
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	1,356,400	8,636
[2]	Zhongyu Gas Holdings Ltd.	10,050,000	8,623
*,2	Ausnutria Dairy Corp. Ltd.	9,093,950	8,616
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	434,900	8,578
*	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	455,407	8,570
	ZTE Corp. Class A (XSHE)	1,419,665	8,558
	AECC Aviation Power Co. Ltd. Class A (XSHG)	998,613	8,485

		Shares	Market Value ($000)
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	4,889,934	8,479
	CIMC Enric Holdings Ltd.	8,679,019	8,401
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	6,846,784	8,394
[2]	Tiangong International Co. Ltd.	16,633,224	8,388
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,511,013	8,350
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	8,317
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	767,600	8,314
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,501,447	8,290
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	5,903,577	8,267
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	1,957,200	8,263
*	Amlogic Shanghai Co. Ltd. Class A	421,718	8,258
	Shenzhen Investment Ltd.	29,319,262	8,239
	Raytron Technology Co. Ltd. Class A	470,734	8,239
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	109,861	8,225
	Wuxi Shangji Automation Co. Ltd. Class A	231,400	8,199
*	Sohu.com Ltd. ADR	411,729	8,181
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,482,430	7,959
	Bank of Ningbo Co. Ltd. Class A (XSEC)	1,581,700	7,948
[2]	Yuzhou Group Holdings Co. Ltd.	38,539,577	7,943
	China BlueChemical Ltd. Class H	25,064,568	7,913
	Sunwoda Electronic Co. Ltd. Class A	1,502,280	7,882
	Suzhou Maxwell Technologies Co. Ltd. Class A	77,760	7,881
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,399,500	7,866
	Muyuan Foods Co. Ltd. Class A (XSEC)	1,194,367	7,831
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSHE)	661,281	7,808
	Zhenro Properties Group Ltd.	13,969,508	7,800
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,126,142	7,759
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,865,825	7,748
	China Resources Medical Holdings Co. Ltd.	8,342,289	7,743
	Huaxia Bank Co. Ltd. Class A (XSSC)	9,113,662	7,738
	China Molybdenum Co. Ltd. Class A (XSSC)	7,180,411	7,705
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	1,792,611	7,623
	Industrial Securities Co. Ltd. Class A (XSSC)	5,509,065	7,598
*	Founder Securities Co. Ltd. Class A (XSSC)	5,520,913	7,529
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	237,150	7,524
	Hangzhou Steam Turbine Co. Ltd. Class B	4,217,482	7,519
*	C&D International Investment Group Ltd.	4,320,000	7,506
	Yanlord Land Group Ltd.	9,048,560	7,475

		Shares	Market Value ($000)
	PetroChina Co. Ltd. Class A	10,277,690	7,446
	Gemdale Properties & Investment Corp. Ltd.	68,862,000	7,442
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,949,368	7,424
	Gigadevice Semiconductor Beijing Inc. Class A (XSHG)	207,690	7,421
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A	82,929	7,414
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	2,231,114	7,409
	Yunnan Energy New Material Co. Ltd. (XSEC)	191,600	7,394
	Shandong Chenming Paper Holdings Ltd. Class B	13,756,746	7,392
	3peak Inc. Class A	71,979	7,392
*,2	RLX Technology Inc. ADR	1,690,314	7,370
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	1,113,900	7,367
[2]	Shoucheng Holdings Ltd.	32,615,211	7,351
	Seazen Holdings Co. Ltd. Class A (XSHG)	1,493,873	7,342
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,168,286	7,339
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	7,324
*,1	China East Education Holdings Ltd.	6,237,500	7,294
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	674,874	7,281
[1,2]	AK Medical Holdings Ltd.	5,879,000	7,277
	Livzon Pharmaceutical Group Inc. Class A (XSHE)	1,176,881	7,225
[1,2]	Hope Education Group Co. Ltd.	38,286,000	7,201
	Jiangsu Yoke Technology Co. Ltd. Class A (XSHE)	434,400	7,179
	Poly Property Group Co. Ltd.	29,477,038	7,178
*	Fufeng Group Ltd.	22,126,495	7,091
	Skshu Paint Co. Ltd. Class A	296,048	7,026
	Yifeng Pharmacy Chain Co. Ltd. Class A	918,060	6,947
	Dawning Information Industry Co. Ltd. Class A	1,386,935	6,946
*	Joinn Laboratories China Co. Ltd. Class A	234,680	6,920
	Shanghai International Airport Co. Ltd. Class A (XSSC)	1,152,067	6,892
	Bank of Beijing Co. Ltd. Class A (XSSC)	10,324,273	6,863
[2]	Zhuguang Holdings Group Co. Ltd.	34,095,000	6,841
	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	2,382,460	6,807
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,668,227	6,803
*	DouYu International Holdings Ltd. ADR	1,679,630	6,769
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSHE)	6,768,421	6,769
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	9,739,160	6,736
	JiuGui Liquor Co. Ltd. Class A (XSHE)	225,000	6,691
[2]	Datang International Power Generation Co. Ltd. Class H	43,690,046	6,687
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,662,174	6,669

		Shares	Market Value ($000)
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,562,060	6,666
	Luxshare Precision Industry Co. Ltd. Class A (XSEC)	1,149,286	6,605
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	1,372,363	6,597
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	8,844,242	6,593
	Shenzhen Capchem Technology Co. Ltd. Class A	371,900	6,585
	Huaxin Cement Co. Ltd. Class B	4,241,348	6,575
	China National Nuclear Power Co. Ltd. Class A (XSHG)	8,825,347	6,574
	China Jushi Co. Ltd. Class A (XSSC)	2,826,619	6,565
*	Chongqing Sokon Industry Group Co. Ltd. Class A	724,628	6,540
*	Zhejiang Century Huatong Group Co. Ltd. Class A	7,545,200	6,533
	Powerlong Commercial Management Holdings Ltd.	2,238,000	6,528
	Bank of Chongqing Co. Ltd. Class H	10,984,566	6,514
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,616,092	6,466
	China Dongxiang Group Co. Ltd.	47,656,360	6,454
	Fanhua Inc. ADR	473,902	6,440
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	1,171,657	6,435
	Greatview Aseptic Packaging Co. Ltd.	15,116,219	6,421
	Hualan Biological Engineering Inc. Class A (XSHE)	1,123,175	6,413
	Huadian Power International Corp. Ltd. Class H	23,137,909	6,397
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,581,088	6,384
	Shandong Sinocera Functional Material Co. Ltd. Class A	877,100	6,375
[2]	Jiayuan International Group Ltd.	16,369,853	6,369
*,1	Red Star Macalline Group Corp. Ltd. Class H	10,813,570	6,360
	China Vanke Co. Ltd. Class A (XSEC)	1,977,298	6,335
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	4,812,507	6,331
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	1,908,592	6,264
	GoerTek Inc. Class A (XSEC)	1,056,728	6,260
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	837,200	6,231
	CITIC Securities Co. Ltd. Class A (XSHG)	1,773,100	6,213
	Tong Ren Tang Technologies Co. Ltd. Class H	8,420,132	6,208
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	6,206
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	5,304,917	6,188
	Micro-Tech Nanjing Co. Ltd. Class A	144,847	6,186
	Tongkun Group Co. Ltd. Class A (XSSC)	1,535,799	6,178
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	2,059,116	6,169
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	1,977,100	6,166
*	Gotion High-tech Co. Ltd. Class A (XSHE)	724,269	6,150

		Shares	Market Value ($000)
	Sinopec Kantons Holdings Ltd.	17,140,976	6,112
	Guangdong Haid Group Co. Ltd. Class A (XSEC)	622,059	6,059
	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	6,046
*,2	Gaotu Techedu Inc. ADR	1,879,425	5,995
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	5,994
[2]	China Tian Lun Gas Holdings Ltd.	5,837,000	5,985
[2]	Kangji Medical Holdings Ltd.	4,062,500	5,957
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	96,376	5,946
[2]	BBMG Corp. Class H	33,654,781	5,935
	SF Holding Co. Ltd. Class A (XSEC)	644,205	5,914
	Zhejiang NHU Co. Ltd. Class A (XSSC)	1,469,512	5,905
[1,2]	China New Higher Education Group Ltd.	11,295,000	5,891
	Gongniu Group Co. Ltd. Class A	205,153	5,884
	Tianshui Huatian Technology Co. Ltd. Class A	2,661,019	5,872
	Yunnan Baiyao Group Co. Ltd. Class A (XSEC)	382,093	5,870
	Weifu High-Technology Group Co. Ltd. Class B	3,140,849	5,829
	Jiangsu Cnano Technology Co. Ltd. Class A	280,473	5,821
	Intco Medical Technology Co. Ltd. Class A	320,350	5,804
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	123,500	5,800
*	Sogou Inc. ADR	651,760	5,755
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,637,500	5,754
*	Hanergy Thin Film Power Group Ltd.	206,154,000	5,748
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSEC)	193,388	5,734
	GF Securities Co. Ltd. Class A (XSEC)	2,396,300	5,731
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,440,521	5,703
	Consun Pharmaceutical Group Ltd.	9,652,000	5,697
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	542,000	5,682
*,3	China Machinery Engineering Corp. Class H	11,958,261	5,643
	Western Superconducting Technologies Co. Ltd. Class A	466,439	5,604
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	1,002,341	5,573
	Lingyi iTech Guangdong Co. Class A (XSHE)	5,198,300	5,572
*	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,703,004	5,561
	Shanghai Haohai Biological Technology Co. Ltd. Class A	167,116	5,542
[2]	Dongfang Electric Corp. Ltd. Class H	6,538,213	5,534
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	5,509
	Livzon Pharmaceutical Group Inc. Class H	1,457,053	5,500
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	61,045	5,499

		Shares	Market Value ($000)
	JNBY Design Ltd.	2,616,500	5,484
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	7,164,734	5,477
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	222,900	5,473
	Rongsheng Petrochemical Co. Ltd. Class A (XSHE)	1,892,544	5,471
	Power Construction Corp. of China Ltd. Class A (XSSC)	7,234,508	5,465
	By-health Co. Ltd. Class A	1,281,506	5,453
	Hangzhou Lion Electronics Co. Ltd. Class A	195,500	5,439
	China Everbright Bank Co. Ltd. Class A (XSHG)	10,631,600	5,436
	Changchun High & New Technology Industry Group Inc. Class A (XSEC)	114,350	5,429
	Bank of Hangzhou Co. Ltd. Class A (XSSC)	2,885,351	5,415
*	Suning.com Co. Ltd. Class A (XSHE)	5,912,122	5,409
	Jinke Smart Services Group Co. Ltd. Class H	809,900	5,408
	JCET Group Co. Ltd. Class A (XSHG)	885,051	5,394
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	5,350
*	Shenzhen Dynanonic Co. Ltd. Class A	141,100	5,344
	Tongwei Co. Ltd. Class A (XSHG)	792,800	5,323
	Jafron Biomedical Co. Ltd. Class A (XSHE)	510,690	5,317
	Bank of Beijing Co. Ltd. Class A (XSHG)	7,990,662	5,311
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	1,821,700	5,311
	Hongfa Technology Co. Ltd. Class A (XSHG)	520,834	5,309
*	Beijing Capital Land Ltd. Class H	16,872,464	5,305
	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	1,635,114	5,279
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,745,531	5,240
	China Baoan Group Co. Ltd. Class A (XSHE)	1,584,916	5,232
	China Minmetals Rare Earth Co. Ltd. Class A	892,000	5,214
	Hengyi Petrochemical Co. Ltd. Class A	2,762,100	5,205
	China Shenhua Energy Co. Ltd. Class A (XSHG)	1,972,830	5,203
	Shanghai RAAS Blood Products Co. Ltd. Class A	4,555,299	5,186
*,1	Meitu Inc.	25,609,936	5,171
	Fu Jian Anjoy Foods Co. Ltd. Class A	206,298	5,167
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	1,111,059	5,166
*,1,2	JW Cayman Therapeutics Co. Ltd.	1,955,000	5,162
	Arctech Solar Holding Co. Ltd. Class A	123,592	5,149
*	Skyfame Realty Holdings Ltd.	43,309,804	5,123
	Yuexiu Transport Infrastructure Ltd.	9,658,501	5,095
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	1,092,991	5,087
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,459,358	5,059
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,065,310	5,037

		Shares	Market Value ($000)
*,1,2	Maoyan Entertainment	3,976,800	5,024
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSHE)	1,509,449	5,013
[2]	China Kepei Education Group Ltd.	8,730,000	5,008
	China National Accord Medicines Corp. Ltd. Class B	1,756,387	4,992
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	460,400	4,987
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	312,900	4,987
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	4,046,069	4,969
[1,2]	Blue Moon Group Holdings Ltd.	5,502,500	4,967
	Haitong Securities Co. Ltd. Class A (XSSC)	2,897,117	4,962
	Bank of Communications Co. Ltd. Class A (XSHG)	7,470,900	4,955
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	1,728,580	4,939
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	4,938
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	213,860	4,936
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	878,495	4,935
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	248,045	4,928
	Apeloa Pharmaceutical Co. Ltd. Class A	1,149,021	4,921
*	Beijing Tongrentang Co. Ltd. Class A (XSSC)	923,994	4,904
[1,2]	Midea Real Estate Holding Ltd.	2,895,600	4,898
*	Shenzhen Chengxin Lithium Group Co. Ltd. Class A	647,374	4,876
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	2,588,912	4,859
	ZTO Express Cayman Inc.	181,793	4,842
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	4,824
	Bank of Shanghai Co. Ltd. Class A (XSSC)	4,345,375	4,816
	West China Cement Ltd.	32,018,438	4,785
	China Railway Group Ltd. Class A (XSSC)	5,847,514	4,779
	Beijing New Building Materials plc Class A (XSEC)	944,497	4,762
	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSEC)	842,667	4,759
	Concord New Energy Group Ltd.	64,754,071	4,754
	China Merchants Securities Co. Ltd. Class A (XSHG)	1,843,660	4,740
[2]	China Modern Dairy Holdings Ltd.	26,225,299	4,735
	Ecovacs Robotics Co. Ltd. Class A (XSSC)	177,900	4,721
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	717,958	4,715
	NetEase Inc.	236,236	4,699
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	815,911	4,677
*	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,640,224	4,672
*	Yatsen Holding Ltd. ADR	692,355	4,666
	Metallurgical Corp. of China Ltd. Class A (XSSC)	8,007,833	4,653

		Shares	Market Value ($000)
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	728,415	4,650
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,634,490	4,635
	Bank of Hangzhou Co. Ltd. Class A (XSHG)	2,468,928	4,634
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSSC)	226,170	4,612
*	Trip.com Group Ltd.	173,941	4,611
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSHE)	8,082,400	4,606
	Shenzhen Energy Group Co. Ltd. Class A (XSHE)	3,449,070	4,588
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	1,089,418	4,581
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	2,405,050	4,576
	Guosen Securities Co. Ltd. Class A (XSHE)	2,783,641	4,566
	China Shineway Pharmaceutical Group Ltd.	4,503,885	4,562
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSHE)	725,578	4,556
[2]	Comba Telecom Systems Holdings Ltd.	19,480,130	4,542
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	4,539
*	Shanxi Meijin Energy Co. Ltd. Class A	3,369,023	4,537
	Zhejiang NHU Co. Ltd. Class A (XSHE)	1,125,960	4,525
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	10,223,740	4,522
	Porton Pharma Solutions Ltd. Class A (XSEC)	321,250	4,501
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	4,492
[2]	China Tobacco International HK Co. Ltd.	2,276,000	4,487
*	Air China Ltd. Class A (XSHG)	4,403,314	4,483
	TCL Technology Group Corp. Class A (XSEC)	3,903,000	4,477
	Luxi Chemical Group Co. Ltd. Class A	1,437,608	4,473
[1,2]	Archosaur Games Inc.	3,538,000	4,469
*	GDS Holdings Ltd. Class A	601,424	4,459
*,2	China Maple Leaf Educational Systems Ltd.	21,870,538	4,453
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	4,448
	YongXing Special Materials Technology Co. Ltd. Class A	308,468	4,446
	Bank of Jiangsu Co. Ltd. Class A (XSHG)	4,582,387	4,445
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,706,137	4,430
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	4,413
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	4,408
*	TCL Electronics Holdings Ltd.	8,647,329	4,407
*,2	Skyworth Group Ltd.	16,021,212	4,401
	Thunder Software Technology Co. Ltd. Class A (XSHE)	193,027	4,375
*	Xian International Medical Investment Co. Ltd. Class A	2,156,006	4,363
	Sichuan Swellfun Co. Ltd. Class A (XSHG)	274,775	4,351

		Shares	Market Value ($000)
	Changjiang Securities Co. Ltd. Class A (XSHE)	4,061,524	4,345
*	Tianli Education International Holdings Ltd.	15,654,000	4,323
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	4,320
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,644,195	4,307
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSHE)	3,639,891	4,307
	Shandong Linglong Tyre Co. Ltd. Class A	738,991	4,291
	Jiangxi Copper Co. Ltd. Class A	1,066,444	4,289
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	4,266
*	Poly Developments & Holdings Group Co. Ltd. Class A (XSHG)	2,745,552	4,263
	TBEA Co. Ltd. Class A (XSSC)	1,811,358	4,257
*	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	2,560,903	4,254
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	645,888	4,241
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,141,579	4,220
	DBAPP Security Ltd. Class A	81,099	4,208
	JCET Group Co. Ltd. Class A (XSSC)	688,244	4,195
*	COSCO SHIPPING Holdings Co. Ltd. Class A	1,524,238	4,192
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSEC)	291,059	4,189
	Eyebright Medical Technology Beijing Co. Ltd. Class A	98,450	4,186
	Dazhong Transportation Group Co. Ltd. Class B	14,483,176	4,173
*	Hi Sun Technology China Ltd.	24,876,186	4,166
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	1,405,785	4,151
	AVIC Industry-Finance Holdings Co. Ltd. Class A (XSSC)	6,912,445	4,146
*	Sinofert Holdings Ltd.	23,790,032	4,133
	Times Neighborhood Holdings Ltd.	6,167,032	4,125
	Flat Glass Group Co. Ltd. Class A	617,700	4,124
	Yonghui Superstores Co. Ltd. Class A (XSSC)	6,583,940	4,122
*	CanSino Biologics Inc. Class A	43,455	4,116
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	1,018,927	4,115
	Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	4,115
	Anhui Gujing Distillery Co. Ltd. Class A	142,240	4,108
	Avary Holding Shenzhen Co. Ltd. Class A (XSHE)	718,384	4,108
	Gemdale Corp. Class A (XSSC)	3,158,608	4,103
	Shaanxi Coal Industry Co. Ltd. Class A (XSSC)	2,364,183	4,099
*	Tianfeng Securities Co. Ltd. Class A (XSHG)	6,154,760	4,084
	Bank of Changsha Co. Ltd. Class A (XSHG)	3,355,488	4,078
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	1,239,421	4,067

		Shares	Market Value ($000)
	Beijing Easpring Material Technology Co. Ltd. Class A	391,500	4,063
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,330,600	4,058
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	6,574,660	4,056
	GEM Co. Ltd. Class A (XSHE)	2,179,354	4,046
	All Winner Technology Co. Ltd. Class A	269,700	4,045
	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	2,963,392	4,043
	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	4,031
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	4,025
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSEC)	203,700	4,018
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	3,143,933	4,001
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	106,900	3,998
[2]	Zhongliang Holdings Group Co. Ltd.	7,356,500	3,996
	Wuchan Zhongda Group Co. Ltd. Class A (XSSC)	4,387,200	3,986
	China Molybdenum Co. Ltd. Class A (XSHG)	3,709,700	3,981
	Hualan Biological Engineering Inc. Class A (XSEC)	696,078	3,974
	Youngor Group Co. Ltd. Class A (XSSC)	4,025,472	3,973
*	Youdao Inc. ADR	449,765	3,967
	Shanghai International Airport Co. Ltd. Class A (XSHG)	662,526	3,964
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	437,547	3,962
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSHE)	332,126	3,955
	Proya Cosmetics Co. Ltd. Class A	158,100	3,953
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSHG)	709,199	3,952
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	974,700	3,936
	Anhui Expressway Co. Ltd. Class H	6,572,097	3,928
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSHE)	421,687	3,926
	GD Power Development Co. Ltd. Class A (XSSC)	11,037,415	3,920
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	82,115	3,889
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSEC)	1,310,729	3,880
	State Grid Yingda Co. Ltd. Class A (XSHG)	3,932,201	3,874
*	China Zhongwang Holdings Ltd.	19,211,219	3,863
	XCMG Construction Machinery Co. Ltd. Class A (XSEC)	4,260,700	3,849
	Sinolink Securities Co. Ltd. Class A (XSSC)	2,313,400	3,847
*,2	Ronshine China Holdings Ltd.	7,406,808	3,847
	Shanghai Jin Jiang Capital Co. Ltd. Class H	18,561,780	3,842
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	2,259,661	3,833
	China Railway Group Ltd. Class A (XSHG)	4,680,629	3,825

		Shares	Market Value ($000)
	Huafon Chemical Co. Ltd. Class A (XSHE)	1,999,101	3,819
*	Tibet Mineral Development Co. Class A	483,500	3,817
	Chaowei Power Holdings Ltd.	7,664,924	3,800
	Arcsoft Corp. Ltd. Class A	450,353	3,799
	CGN New Energy Holdings Co. Ltd.	9,830,000	3,798
	Beijing Enlight Media Co. Ltd. Class A	2,749,703	3,797
	Rockchip Electronics Co. Ltd.	141,900	3,796
	Seazen Holdings Co. Ltd. Class A (XSSC)	769,700	3,783
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	2,230,216	3,783
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSEC)	240,210	3,770
	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	3,758
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	8,967,400	3,750
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	3,743
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	1,194,490	3,742
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	776,700	3,733
	NanJi E-Commerce Co. Ltd. Class A	2,343,643	3,726
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,723
	Zhejiang HangKe Technology Inc. Co. Class A	194,718	3,720
*,2	So-Young International Inc. ADR	519,115	3,717
	Zhejiang Supor Co. Ltd. Class A	462,619	3,714
	China Zheshang Bank Co. Ltd. Class A	6,619,800	3,714
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,613,004	3,706
*	Shanghai Electric Group Co. Ltd. Class A (XSHG)	5,884,093	3,705
*	Yunnan Aluminium Co. Ltd. Class A (XSEC)	1,669,852	3,694
*	Offcn Education Technology Co. Ltd. Class A	1,819,276	3,682
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	463,307	3,681
*	China First Heavy Industries Class A	6,516,775	3,675
	Beijing New Building Materials plc Class A (XSHE)	727,200	3,666
*	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	3,665
	Mango Excellent Media Co. Ltd. Class A (XSEC)	428,299	3,661
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	6,260,123	3,661
*	Qi An Xin Technology Group Inc. Class A	254,564	3,657
	Sangfor Technologies Inc. Class A	97,182	3,655
	Shenzhen Senior Technology Material Co. Ltd. Class A	553,910	3,655
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	253,728	3,652
	Wuxi NCE Power Co. Ltd. Class A	137,060	3,639
	Daqin Railway Co. Ltd. Class A (XSHG)	3,964,820	3,612
*,1,2	Yidu Tech Inc.	841,500	3,611
	Heilongjiang Agriculture Co. Ltd. Class A (XSHG)	1,560,371	3,599
	Huaibei Mining Holdings Co. Ltd. Class A	1,987,600	3,573

		Shares	Market Value ($000)
	Thunder Software Technology Co. Ltd. Class A (XSEC)	157,500	3,570
	Bank of Nanjing Co. Ltd. Class A (XSHG)	2,629,276	3,558
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,750,086	3,553
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	182,100	3,552
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	269,955	3,545
	Jiangsu Azure Corp.	956,450	3,543
	Haohua Chemical Science & Technology Co. Ltd.	757,270	3,527
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	1,923,462	3,518
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	3,516
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	1,157,220	3,507
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	421,500	3,502
	C&S Paper Co. Ltd. Class A (XSHE)	1,152,090	3,502
	PharmaBlock Sciences Nanjing Inc. Class A (XSHE)	152,414	3,498
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	3,493
*	Spring Airlines Co. Ltd. Class A (XSSC)	472,836	3,477
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,152,267	3,462
*,2	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,281,750	3,452
	Shanghai Bailian Group Co. Ltd. Class B	3,845,856	3,445
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSHE)	3,088,732	3,445
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	586,842	3,442
	Dongxing Securities Co. Ltd. Class A (XSHG)	2,151,801	3,438
*	Fantasia Holdings Group Co. Ltd.	37,069,520	3,437
	Chengdu Kanghua Biological Products Co. Ltd. Class A	104,100	3,433
	Guangzhou Wondfo Biotech Co. Ltd. Class A	408,418	3,419
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSHE)	1,194,312	3,398
	Hubei Dinglong Co. Ltd. Class A	930,908	3,397
[1,2]	Redco Properties Group Ltd.	11,877,640	3,395
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	391,150	3,389
	New China Life Insurance Co. Ltd. Class A (XSHG)	539,200	3,387
[1,2]	Cathay Media & Education Group Inc.	6,538,000	3,381
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,750,387	3,379
	China National Software & Service Co. Ltd. Class A (XSSC)	374,334	3,370
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	799,753	3,370
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	1,499,026	3,368
	Aisino Corp. Class A	1,799,513	3,356
	China National Chemical Engineering Co. Ltd. Class A	2,468,900	3,348

		Shares	Market Value ($000)
	Shenzhen Kedali Industry Co. Ltd. Class A	183,400	3,340
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	560,250	3,340
	Ningbo Orient Wires & Cables Co. Ltd. Class A	870,999	3,335
[1,2]	Shandong Gold Mining Co. Ltd. Class H	1,886,450	3,334
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,989,442	3,331
	Guangdong Hongda Blasting Co. Ltd. Class A	684,658	3,323
	Oppein Home Group Inc. Class A	148,897	3,323
	Hundsun Technologies Inc. Class A (XSHG)	384,084	3,322
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	3,306
	Beijing Dahao Technology Corp. Ltd. Class A	709,387	3,306
	Beijing United Information Technology Co. Ltd. Class A	217,210	3,291
	Ningbo Zhoushan Port Co. Ltd. Class A (XSSC)	5,735,663	3,289
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSEC)	278,405	3,287
	BOC International China Co. Ltd. Class A	1,424,427	3,286
*	Guangshen Railway Co. Ltd. Class H	19,019,093	3,284
	Guodian Changyuan Electric Power Co. Ltd. Class A	2,083,094	3,278
*	Tianqi Lithium Corp. Class A (XSEC)	201,353	3,267
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSEC)	570,023	3,260
*	Yunnan Yuntianhua Co. Ltd. Class A	1,373,000	3,251
*	Founder Securities Co. Ltd. Class A (XSHG)	2,383,190	3,250
	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	3,245
	Sieyuan Electric Co. Ltd. Class A	733,100	3,245
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	322,318	3,238
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	1,080,377	3,237
*	Nations Technologies Inc. Class A	521,400	3,233
*,2	LVGEM China Real Estate Investment Co. Ltd.	13,724,000	3,230
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,790,591	3,219
	East Group Co. Ltd. Class A	1,984,000	3,218
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,882,872	3,214
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	2,714,500	3,212
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	1,177,080	3,203
	Beijing Originwater Technology Co. Ltd. Class A	2,987,418	3,202
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,221,500	3,202
	Riyue Heavy Industry Co. Ltd. Class A	592,860	3,198
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,223,659	3,178
*,2	Beijing Enterprises Clean Energy Group Ltd.	268,597,198	3,178

		Shares	Market Value ($000)
	China Great Wall Securities Co. Ltd. Class A (XSHE)	2,214,000	3,172
	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	3,163
	Hangzhou Oxygen Plant Group Co. Ltd.	586,150	3,160
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	3,158
	China National Nuclear Power Co. Ltd. Class A (XSSC)	4,236,800	3,156
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	3,142
	TBEA Co. Ltd. Class A (XSHG)	1,336,069	3,140
	Zhongtai Securities Co. Ltd. Class A	2,215,700	3,139
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	692,700	3,132
	China Gezhouba Group Co. Ltd. Class A (XSSC)	2,434,475	3,131
	AVICOPTER plc Class A (XSSC)	395,502	3,128
	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	3,126
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	5,055,254	3,118
	Huaneng Power International Inc. Class A (XSSC)	5,246,597	3,118
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	6,142,762	3,113
*	China Southern Airlines Co. Ltd. Class A	3,756,055	3,112
	Trina Solar Co. Ltd. Class A	428,701	3,112
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	5,405,876	3,111
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,676,434	3,109
	Henan Mingtai Al Industrial Co. Ltd. Class A	678,054	3,099
[2]	E-House China Enterprise Holdings Ltd.	7,259,100	3,097
[1,2]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,010,164	3,092
	Baoji Titanium Industry Co. Ltd. Class A	417,700	3,088
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	3,085
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,365,949	3,083
	Dian Diagnostics Group Co. Ltd. Class A	561,937	3,082
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	839,200	3,079
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSHE)	1,148,100	3,065
	Shanghai Haixin Group Co. Class B	8,967,263	3,062
*	Do-Fluoride New Materials Co. Ltd. Class A (XSHE)	398,450	3,060
*	Beijing Tongrentang Co. Ltd. Class A (XSHG)	574,200	3,048
*	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,695,254	3,044
	Guolian Securities Co. Ltd. Class A	1,561,900	3,043
*	Suning.com Co. Ltd. Class A (XSEC)	3,325,270	3,042
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	185,220	3,040
*	GCL System Integration Technology Co. Ltd. Class A	4,601,125	3,037
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	3,027

		Shares	Market Value ($000)
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSEC)	716,716	3,026
	Hengli Petrochemical Co. Ltd. Class A (XSSC)	666,000	3,019
	China South City Holdings Ltd.	31,585,258	3,010
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSHE)	2,191,245	3,010
	SDIC Capital Co. Ltd. Class A (XSSC)	2,601,024	2,994
*	Farasis Energy Gan Zhou Co. Ltd. Class A	549,615	2,989
*	Sinopec Oilfield Service Corp. Class A (XSHG)	9,698,700	2,985
	China Harmony Auto Holding Ltd.	6,386,500	2,981
	Shandong Iron & Steel Co. Ltd. Class A	9,266,308	2,974
	Bank of Guiyang Co. Ltd. Class A	2,871,227	2,959
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,632,091	2,954
*	Shanghai Milkground Food Tech Co. Ltd. Class A	422,543	2,947
	Shennan Circuits Co. Ltd. Class A	155,817	2,940
	NavInfo Co. Ltd. Class A (XSHE)	1,474,200	2,937
	Western Mining Co. Ltd. Class A (XSHG)	1,223,700	2,934
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	2,933
	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,372,495	2,929
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,340,895	2,928
*	Bank of Zhengzhou Co. Ltd. Class A (XSEC)	5,453,726	2,917
	Liaoning Port Co. Ltd. Class A	11,206,208	2,915
	Oriental Pearl Group Co. Ltd. Class A (XSSC)	2,403,345	2,912
	China Lilang Ltd.	4,657,865	2,911
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSHE)	1,008,156	2,901
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	4,078,600	2,900
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSHE)	708,842	2,895
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	4,221,531	2,888
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	42,200	2,887
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A (XSSC)	5,866,055	2,883
*	China Grand Automotive Services Group Co. Ltd. Class A (XSSC)	6,816,940	2,880
	China CSSC Holdings Ltd. Class A (XSHG)	1,251,700	2,875
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,571,541	2,873
[1,2]	CSC Financial Co. Ltd. Class H	2,905,000	2,869
	HLA Group Corp. Ltd. (XSSC)	2,598,579	2,868
	Shengyi Technology Co. Ltd. Class A (XSHG)	671,118	2,864
	Shanghai Huayi Group Co. Ltd. Class B	4,248,843	2,856
	Perfect World Co. Ltd. Class A	1,149,124	2,842
	China Foods Ltd.	8,761,153	2,836
	Unisplendour Corp. Ltd. Class A (XSHE)	693,297	2,834

		Shares	Market Value ($000)
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	535,915	2,833
	Guangdong Electric Power Development Co. Ltd. Class B	9,152,628	2,828
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSHG)	617,120	2,826
	GEM Co. Ltd. Class A (XSEC)	1,518,586	2,820
*	China High Speed Transmission Equipment Group Co. Ltd.	4,530,934	2,816
	Porton Pharma Solutions Ltd. Class A (XSHE)	200,500	2,809
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	2,129,000	2,801
	Wuhan DR Laser Technology Corp. Ltd. Class A	91,680	2,783
	CNOOC Energy Technology & Services Ltd. Class A	7,369,200	2,781
	Ninestar Corp. Class A (XSHE)	498,987	2,780
	Hebei Chengde Lolo Co. Class A (XSEC)	1,841,020	2,779
	Ming Yang Smart Energy Group Ltd. Class A (XSHG)	828,600	2,776
	BBMG Corp. Class A (XSSC)	7,076,779	2,775
	Hoshine Silicon Industry Co. Ltd. Class A (XSSC)	170,300	2,771
	Hangzhou Onechance Tech Corp. Class A	418,925	2,771
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	3,065,215	2,769
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSHE)	545,100	2,767
*	New Hope Liuhe Co. Ltd. Class A (XSEC)	1,562,521	2,765
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,763
	Southwest Securities Co. Ltd. Class A (XSSC)	3,922,781	2,761
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	6,627,236	2,758
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,344,614	2,758
*	Wanda Film Holding Co. Ltd. Class A (XSEC)	1,373,150	2,757
	Oriental Energy Co. Ltd. Class A	1,603,721	2,756
	Hesteel Co. Ltd. Class A (XSEC)	6,588,583	2,755
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	169,120	2,752
	Beijing Yanjing Brewery Co. Ltd. Class A	2,841,380	2,751
*	Tongdao Liepin Group	1,486,200	2,747
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	1,413,702	2,745
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	2,744
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	2,743
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSSC)	482,625	2,740
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	1,874,962	2,737
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (XSHG)	1,806,254	2,733
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	2,731

		Shares	Market Value ($000)
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,992,926	2,729
	Infore Environment Technology Group Co. Ltd. Class A (XSHE)	2,836,726	2,729
*	Yunnan Tin Co. Ltd. Class A (XSEC)	1,002,399	2,727
[1,2]	China Everbright Greentech Ltd.	7,923,814	2,724
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	1,378,105	2,724
	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSHE)	481,460	2,719
	Yango Group Co. Ltd. Class A	4,010,183	2,717
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSEC)	680,409	2,710
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSEC)	792,645	2,701
	Foxconn Industrial Internet Co. Ltd. Class A (XSSC)	1,550,700	2,700
	Angang Steel Co. Ltd. Class A	3,462,912	2,700
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,171,346	2,698
	DongFeng Automobile Co. Ltd. Class A	1,936,312	2,696
	Meihua Holdings Group Co. Ltd. Class A	2,937,500	2,694
	Shanghai Belling Co. Ltd. Class A (XSSC)	494,044	2,689
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	265,054	2,682
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (XSSC)	1,767,885	2,675
[1]	Qingdao Port International Co. Ltd. Class H	5,177,915	2,667
*	ENN Natural Gas Co. Ltd. Class A (XSSC)	980,102	2,666
	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	507,518	2,665
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSEC)	43,128	2,661
	Anhui Jinhe Industrial Co. Ltd. Class A	580,800	2,659
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,066,200	2,658
	Joyoung Co. Ltd. Class A	682,392	2,657
	CECEP Solar Energy Co. Ltd. Class A (XSHE)	2,436,430	2,651
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSHE)	2,270,886	2,650
	Western Securities Co. Ltd. Class A (XSHE)	2,321,451	2,650
	China Coal Energy Co. Ltd. Class A (XSSC)	2,344,794	2,646
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	2,646
	Sichuan Swellfun Co. Ltd. Class A (XSSC)	167,033	2,645
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	856,438	2,641
	Beijing Sinnet Technology Co. Ltd. Class A	1,052,640	2,639
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	284,592	2,635
	Weihai Guangwei Composites Co. Ltd. Class A (XSHE)	248,048	2,628
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	466,500	2,623

		Shares	Market Value ($000)
	Hunan Valin Steel Co. Ltd. Class A (XSEC)	2,196,600	2,613
	Yintai Gold Co. Ltd. Class A (XSHE)	1,843,853	2,610
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	2,605
[3]	Hongta Securities Co. Ltd. Class A	1,260,600	2,594
	CPMC Holdings Ltd.	4,573,319	2,593
	Sai Micro Electronics Inc. Class A	520,110	2,592
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	2,591
	Longshine Technology Group Co. Ltd. Class A (XSHE)	917,625	2,586
	Greenland Hong Kong Holdings Ltd.	10,544,314	2,582
	Leyard Optoelectronic Co. Ltd. Class A (XSEC)	1,748,173	2,581
	Chacha Food Co. Ltd. Class A	440,621	2,576
*	Guanghui Energy Co. Ltd. Class A (XSSC)	4,127,812	2,574
*	Beijing Sinohytec Co. Ltd. Class A	61,349	2,567
	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	1,770,531	2,563
	Hangzhou Iron & Steel Co. Class A	3,220,086	2,557
*	Vantone Neo Development Group Co. Ltd.	2,028,010	2,557
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	548,305	2,552
	Nanjing Securities Co. Ltd. Class A (XSSC)	1,596,850	2,549
	Visual China Group Co. Ltd. Class A (XSEC)	1,475,319	2,547
*	First Capital Securities Co. Ltd. Class A (XSEC)	2,632,100	2,545
	GD Power Development Co. Ltd. Class A (XSHG)	7,153,216	2,541
*	Gotion High-tech Co. Ltd. Class A (XSEC)	299,100	2,540
	Sinocare Inc. Class A	543,300	2,538
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	138,550	2,535
	SooChow Securities Co. Ltd. Class A (XSSC)	2,080,691	2,530
	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	2,526
	Winner Medical Co. Ltd. Class A	169,761	2,525
*	Huangshan Tourism Development Co. Ltd. Class B	3,601,903	2,497
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	1,304,852	2,494
	Topsec Technologies Group Inc. Class A (XSHE)	879,332	2,490
	Everbright Securities Co. Ltd. Class A (XSHG)	1,052,500	2,470
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	347,812	2,470
	Xiamen Kingdomway Group Co. Class A (XSHE)	462,900	2,467
	Guosen Securities Co. Ltd. Class A (XSEC)	1,502,321	2,464
	Sailun Group Co. Ltd. Class A (XSHG)	1,737,560	2,464
	Daan Gene Co. Ltd. Class A (XSHE)	726,179	2,462
	Beijing E-Hualu Information Technology Co. Ltd. Class A	600,284	2,459
	CECEP Wind-Power Corp. Class A (XSSC)	3,785,316	2,459

		Shares	Market Value ($000)
	Shanghai Wanye Enterprises Co. Ltd. Class A	616,256	2,457
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	2,456
	NSFOCUS Technologies Group Co. Ltd. Class A	702,185	2,453
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,902,940	2,448
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSHG)	2,851,638	2,444
	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	2,441
*	Yunnan Aluminium Co. Ltd. Class A (XSHE)	1,100,500	2,435
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	2,434
	Lier Chemical Co. Ltd. Class A	504,444	2,434
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	2,428
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSHE)	1,335,500	2,426
*,2	BEST Inc. ADR	2,400,118	2,424
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSSC)	1,089,936	2,420
	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,249,200	2,419
*,3	China Huiyuan Juice Group Ltd.	9,298,137	2,417
	Industrial Securities Co. Ltd. Class A (XSHG)	1,751,590	2,416
	Victory Giant Technology Huizhou Co. Ltd. Class A	622,500	2,414
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	2,413
	BYD Co. Ltd. Class A (XSEC)	58,338	2,412
	China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,410
*	Nuode Investment Co. Ltd. Class A	1,079,300	2,407
	Bafang Electric Suzhou Co. Ltd. Class A	69,289	2,407
	Nanjing Iron & Steel Co. Ltd. Class A (XSSC)	4,130,700	2,398
	Hainan Poly Pharm Co. Ltd. Class A (XSHE)	352,626	2,397
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	202,337	2,397
	Jiangxi Ganyue Expressway Co. Ltd. Class A	4,742,100	2,396
*	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	915,000	2,392
	China Eastern Airlines Corp. Ltd. Class A (XSHG)	3,498,300	2,391
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	317,125	2,390
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	6,419,863	2,388
	China Baoan Group Co. Ltd. Class A (XSEC)	722,020	2,383
	CNHTC Jinan Truck Co. Ltd. Class A	665,242	2,381
	Sichuan Expressway Co. Ltd. Class A (XSSC)	5,008,410	2,376
	Unisplendour Corp. Ltd. Class A (XSEC)	580,826	2,375
	Yutong Bus Co. Ltd. Class A (XSSC)	1,347,414	2,373
*	Shanghai DZH Ltd. Class A	1,945,300	2,365

		Shares	Market Value ($000)
	Nantong Jianghai Capacitor Co. Ltd. Class A (XSHE)	770,148	2,365
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,776,691	2,361
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	2,356
	Hangcha Group Co. Ltd. Class A	961,580	2,355
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	2,354
*	Autohome Inc. Class A	204,468	2,350
*	China Fangda Group Co. Ltd. Class B	6,312,683	2,349
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	6,727,221	2,349
	China Enterprise Co. Ltd. Class A (XSHG)	5,568,635	2,347
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	2,347
	Chongqing Rural Commercial Bank Co. Ltd. Class A	4,001,200	2,344
	Focus Technology Co. Ltd. Class A	897,420	2,341
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	2,334
	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	2,328
*	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,400,755	2,326
*	Central China Management Co. Ltd.	9,347,000	2,321
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,253,219	2,319
	Chengdu Xingrong Environment Co. Ltd. Class A (XSHE)	3,004,200	2,311
*,1,2	Ascletis Pharma Inc.	6,103,000	2,305
	Contec Medical Systems Co. Ltd. Class A	211,100	2,305
	Shanghai M&G Stationery Inc. Class A (XSSC)	210,300	2,304
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	3,013,800	2,304
	China National Medicines Corp. Ltd. Class A (XSSC)	488,252	2,299
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	2,299
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,448,300	2,296
	DHC Software Co. Ltd. Class A (XSHE)	2,080,100	2,295
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	2,294
	Addsino Co. Ltd. Class A (XSEC)	749,900	2,289
	Addsino Co. Ltd. Class A (XSHE)	748,000	2,283
	Harbin Electric Co. Ltd. Class H	9,081,875	2,281
	First Tractor Co. Ltd. Class A (XSSC)	1,049,289	2,277
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	952,045	2,272
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	1,671,947	2,271
	Xinyu Iron & Steel Co. Ltd. Class A (XSHG)	1,870,600	2,270
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	74,710	2,270
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSHG)	1,796,153	2,269
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	2,265
*	C&D Property Management Group Ltd.	3,819,000	2,264

		Shares	Market Value ($000)
	Hangjin Technology Co. Ltd. Class A (XSEC)	424,000	2,259
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	853,196	2,257
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,314,348	2,253
*,1,2	Koolearn Technology Holding Ltd.	3,617,500	2,253
*	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	2,251
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	773,385	2,248
	Sinochem International Corp. Class A (XSSC)	1,871,806	2,243
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	2,241
	Xiamen C & D Inc. Class A (XSHG)	2,041,900	2,238
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,237
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	2,235
*	Pacific Shuanglin Bio-pharmacy Co. Ltd. (XSHE)	465,203	2,233
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	2,231
*	Guangdong Golden Dragon Development Inc. Class A (XSHE)	892,900	2,229
	Xingda International Holdings Ltd.	10,579,093	2,221
	Haitong Securities Co. Ltd. Class A (XSHG)	1,295,700	2,219
	Beijing Thunisoft Corp. Ltd. Class A	815,420	2,217
	JiuGui Liquor Co. Ltd. Class A (XSEC)	74,400	2,213
*	Rising Nonferrous Metals Share Co. Ltd. Class A	290,620	2,213
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	378,240	2,213
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	2,213
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	2,212
	Sino Wealth Electronic Ltd. Class A (XSHE)	204,780	2,212
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	803,254	2,210
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	2,205
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	1,517,160	2,203
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	798,301	2,201
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	1,497,780	2,201
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	2,011,640	2,199
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	670,300	2,193
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	508,599	2,191
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSEC)	137,400	2,190
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	2,855,100	2,190

		Shares	Market Value ($000)
	Shanghai Industrial Urban Development Group Ltd.	25,690,162	2,187
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	2,186
*	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	2,185
	Zhejiang Cfmoto Power Co. Ltd. Class A	136,700	2,185
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	3,757,139	2,183
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,885,702	2,180
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	2,178
	Yealink Network Technology Corp. Ltd. Class A (XSEC)	152,059	2,176
*	Baozun Inc. Class A	260,903	2,174
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	2,170
*	Estun Automation Co. Ltd. Class A (XSEC)	356,900	2,163
	Wolong Electric Group Co. Ltd. Class A (XSSC)	1,084,833	2,162
	Jiangsu Shagang Co. Ltd. Class A	1,960,385	2,161
	Risen Energy Co. Ltd. Class A	688,900	2,155
	Shanghai Liangxin Electrical Co. Ltd. Class A	635,872	2,154
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	2,153
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	2,152
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	2,144
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	2,143
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	564,050	2,139
*	SPIC Dongfang New Energy Corp. Class A (XSEC)	3,301,388	2,138
	Yunnan Copper Co. Ltd. Class A (XSEC)	1,013,600	2,137
*	Mianyang Fulin Precision Co. Ltd. (XSHE)	450,800	2,133
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	3,342,570	2,132
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,385,000	2,127
	Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	2,122
	Fujian Expressway Development Co. Ltd. Class A	5,393,700	2,115
*	ENN Natural Gas Co. Ltd. Class A (XSHG)	776,269	2,111
	SDIC Capital Co. Ltd. Class A (XSHG)	1,831,904	2,108
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	2,106
*	Shenzhen Airport Co. Ltd. Class A	1,947,184	2,102
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	367,400	2,101
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSSC)	276,031	2,098
	Shenghe Resources Holding Co. Ltd. Class A (XSSC)	546,600	2,095
*,2,3	National Agricultural Holdings Ltd.	13,680,292	2,095
	Xi'an Triangle Defense Co. Ltd. Class A	325,739	2,094

		Shares	Market Value ($000)
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	2,091
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSHE)	1,435,600	2,089
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	918,000	2,089
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	708,680	2,088
	Sichuan Expressway Co. Ltd. Class H	9,367,276	2,087
	Central China Real Estate Ltd.	9,347,000	2,084
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	2,084
	Qingling Motors Co. Ltd. Class H	9,812,072	2,083
	China Jushi Co. Ltd. Class A (XSHG)	896,539	2,082
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	2,078
*	Fujian Kuncai Material Technology Co. Ltd. Class A	373,300	2,074
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	2,072
*,1	JD Logistics Inc.	573,746	2,071
	Sanquan Food Co. Ltd. Class A	873,620	2,065
	FAW Jiefang Group Co. Ltd. Class A	1,206,800	2,064
	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	111,347	2,062
*	Haier Smart Home Co. Ltd. Class A (XSHG)	532,200	2,061
	Shenzhen Yinghe Technology Co. Ltd. Class A	492,360	2,058
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	2,517,792	2,051
	Maccura Biotechnology Co. Ltd. Class A	366,530	2,048
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	947,510	2,046
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	2,041
*	China Merchants Land Ltd.	15,681,888	2,040
	Qianhe Condiment & Food Co. Ltd. Class A (XSHG)	546,672	2,034
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	2,033
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	2,044,106	2,030
	Shanghai Weaver Network Co. Ltd. Class A (XSHG)	184,916	2,029
	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	2,026
	Quectel Wireless Solutions Co. Ltd. Class A	89,700	2,025
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSEC)	382,600	2,022
*	Wonders Information Co. Ltd. Class A	1,073,100	2,021
	Yunda Holding Co. Ltd. Class A (XSHE)	998,503	2,021
	LianChuang Electronic Technology Co. Ltd. Class A (XSHE)	747,661	2,018
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	2,017
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	2,013
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	2,013

		Shares	Market Value ($000)
	Dongjiang Environmental Co. Ltd. Class A (XSHE)	1,905,066	2,012
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,561,772	2,011
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSEC)	342,082	2,006
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	662,887	2,005
	Taiji Computer Corp. Ltd. Class A	556,906	2,005
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,191,892	2,001
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	2,123,095	2,000
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	691,404	1,999
	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	1,999
*	Shandong Yulong Gold Co. Ltd. Class A	717,600	1,999
	China Railway Hi-tech Industry Co. Ltd. Class A	1,683,200	1,991
	Red Avenue New Materials Group Co. Ltd. Class A (XSSC)	170,500	1,988
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSEC)	155,900	1,984
[2]	Central China Securities Co. Ltd. Class H	10,847,000	1,983
	Shanxi Securities Co. Ltd. Class A (XSHE)	2,026,110	1,978
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	563,626	1,976
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSEC)	3,147,200	1,975
	Jiangsu Guotai International Group Co. Ltd. (XSEC)	1,057,871	1,975
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	652,870	1,974
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,972
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	344,111	1,972
	Shaanxi International Trust Co. Ltd. Class A (XSHE)	4,152,880	1,969
	State Grid Information & Communication Co. Ltd.	1,065,500	1,968
	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,967
	Electric Connector Technology Co. Ltd. Class A	358,005	1,967
*	Gree Real Estate Co. Ltd. Class A (XSSC)	1,695,100	1,964
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,958
	Zhongji Innolight Co. Ltd. Class A (XSHE)	295,537	1,957
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	1,955
*	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	1,955
	Sansteel Minguang Co. Ltd. Fujian Class A (XSHE)	1,418,556	1,953
	Beijing Tongtech Co. Ltd. Class A	398,720	1,946
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	372,934	1,943
*	Chengzhi Co. Ltd. Class A (XSEC)	842,000	1,942
*	Estun Automation Co. Ltd. Class A (XSHE)	320,100	1,940
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	1,939

		Shares	Market Value ($000)
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	1,938
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	656,094	1,937
	Shenzhen Sunway Communication Co. Ltd. Class A (XSEC)	481,625	1,935
	Zhongji Innolight Co. Ltd. Class A (XSEC)	292,286	1,935
	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	1,927
	Westone Information Industry Inc. Class A (XSHE)	441,179	1,919
	Zhejiang Hailiang Co. Ltd. Class A (XSHE)	1,087,716	1,918
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	1,918
	Zhefu Holding Group Co. Ltd. Class A (XSEC)	2,202,900	1,916
	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,677,550	1,915
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	475,324	1,909
	Kunlun Tech Co. Ltd. Class A (XSEC)	723,856	1,903
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	1,903
	OFILM Group Co. Ltd. Class A (XSHE)	1,662,925	1,900
	Zhongshan Public Utilities Group Co. Ltd. Class A (XSHE)	1,593,736	1,898
	ORG Technology Co. Ltd. Class A	2,362,407	1,895
	Shandong Denghai Seeds Co. Ltd. Class A (XSHE)	683,618	1,894
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	553,079	1,891
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	1,888
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	246,158	1,887
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,279,608	1,887
	Yixintang Pharmaceutical Group Co. Ltd. Class A	417,554	1,886
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	711,600	1,882
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	606,800	1,881
*	Aoyuan Beauty Valley Technology Co. Ltd. Class A	751,700	1,881
*,2	Colour Life Services Group Co. Ltd.	5,812,570	1,880
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,168,509	1,879
*	HC SemiTek Corp. Class A	944,750	1,873
	Beijing SuperMap Software Co. Ltd. Class A	443,300	1,869
	Yonghui Superstores Co. Ltd. Class A (XSHG)	2,983,495	1,868
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	1,866
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSHE)	386,775	1,861
*	Zhongtian Financial Group Co. Ltd. Class A	5,523,375	1,860
	China Film Co. Ltd. Class A (XSHG)	1,041,800	1,855
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	1,852

		Shares	Market Value ($000)
	Jafron Biomedical Co. Ltd. Class A (XSEC)	177,470	1,848
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	1,848
*	Pacific Securities Co. Ltd. Class A (XSSC)	3,822,620	1,846
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,351,200	1,846
*,2	Tongda Group Holdings Ltd.	48,471,919	1,845
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	1,845
[2]	Perennial Energy Holdings Ltd.	9,550,000	1,844
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,360,200	1,840
	YanTai Shuangta Food Co. Ltd. Class A (XSHE)	1,051,000	1,839
	Archermind Technology Nanjing Co. Ltd. Class A	150,070	1,839
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	808,606	1,838
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	1,837
	Wuhan Guide Infrared Co. Ltd. Class A (XSEC)	431,831	1,836
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSSC)	209,400	1,824
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,823
	Pylon Technologies Co. Ltd. Class A	41,885	1,821
	Huaan Securities Co. Ltd. Class A (XSHG)	2,312,221	1,820
	IKD Co. Ltd. Class A	876,400	1,813
	China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	1,812
	SooChow Securities Co. Ltd. Class A (XSHG)	1,483,170	1,804
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,802
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	419,357	1,801
	Kehua Data Co. Ltd. Class A	440,300	1,801
	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	1,172,445	1,800
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	1,796
	Kaishan Group Co. Ltd. Class A	830,608	1,791
	Keda Industrial Group Co. Ltd. (XSHG)	614,800	1,791
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A (XSHE)	331,600	1,789
	China CITIC Bank Corp. Ltd. Class A (XSHG)	2,539,850	1,788
	Juewei Food Co. Ltd. Class A (XSHG)	168,760	1,788
	Weihai Guangwei Composites Co. Ltd. Class A (XSEC)	168,500	1,785
*	China Fortune Land Development Co. Ltd. Class A (XSSC)	2,655,465	1,784
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,779
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	1,778
	Sinoma International Engineering Co. Class A (XSSC)	1,078,722	1,777
	Tibet Urban Development & Investment Co. Ltd. Class A (XSHG)	488,170	1,767

		Shares	Market Value ($000)
	PCI Technology Group Co. Ltd. Class A (XSHG)	1,516,958	1,765
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	206,924	1,763
*	Nanjing Tanker Corp. Class A	5,953,700	1,763
	Angel Yeast Co. Ltd. Class A (XSSC)	242,888	1,762
	Winall Hi-Tech Seed Co. Ltd. Class A	323,700	1,762
	Tongkun Group Co. Ltd. Class A (XSHG)	437,100	1,758
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,490,700	1,756
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,477,669	1,755
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,754
	Amoy Diagnostics Co. Ltd. Class A	137,300	1,752
*	Blivex Technology Co. Ltd. Class A	4,172,796	1,749
	Chinalin Securities Co. Ltd. Class A	924,427	1,746
	Metallurgical Corp. of China Ltd. Class A (XSHG)	3,002,800	1,745
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSHE)	849,296	1,743
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,738
	Zhefu Holding Group Co. Ltd. Class A (XSHE)	1,995,490	1,736
	Guangxi Liugong Machinery Co. Ltd. Class A	1,530,461	1,735
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,735
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,735
*	Beijing Shougang Co. Ltd. Class A (XSEC)	1,581,061	1,733
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	4,196,303	1,733
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	1,368,770	1,729
	Shanying International Holding Co. Ltd. Class A (XSSC)	3,457,725	1,726
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	472,360	1,720
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,719
	Shenzhen Desay Battery Technology Co. Class A (XSHE)	267,380	1,719
	Anhui Kouzi Distillery Co. Ltd. Class A (XSSC)	201,427	1,717
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	2,423,900	1,717
	TangShan Port Group Co. Ltd. Class A (XSSC)	4,553,335	1,715
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	1,715
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,329,097	1,710
*	360 Security Technology Inc. Class A (XSHG)	923,000	1,710
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	1,459,514	1,703
*	Saturday Co. Ltd. Class A	608,400	1,701
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	1,699

		Shares	Market Value ($000)
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,699
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	1,697
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,697
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,566,939	1,694
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSEC)	98,084	1,688
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	422,329	1,685
*,3	CT Environmental Group Ltd.	38,490,600	1,684
	Bluestar Adisseo Co. Class A	1,009,941	1,683
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,679
	Huagong Tech Co. Ltd. Class A (XSEC)	385,000	1,675
*	Bohai Leasing Co. Ltd. Class A	4,272,500	1,675
	Camel Group Co. Ltd. Class A (XSSC)	770,071	1,672
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	1,096,976	1,669
	Beken Corp. Class A	122,587	1,668
	Daan Gene Co. Ltd. Class A (XSEC)	491,344	1,666
*	Central China Securities Co. Ltd. Class A (XSSC)	2,405,400	1,664
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	1,662
	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	1,662
	Edifier Technology Co. Ltd. Class A	835,300	1,657
	MLS Co. Ltd. Class A (XSEC)	658,500	1,656
	Hebei Chengde Lolo Co. Class A (XSHE)	1,096,852	1,656
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,654
	TDG Holdings Co. Ltd. Class A	940,100	1,649
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSEC)	171,800	1,647
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	1,646
*	Chengdu CORPRO Technology Co. Ltd. Class A (XSEC)	390,400	1,643
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSSC)	51,401	1,643
	Sinofibers Technology Co. Ltd. Class A	208,300	1,643
	Huafon Chemical Co. Ltd. Class A (XSEC)	859,600	1,642
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,923,200	1,642
	Wangfujing Group Co. Ltd. Class A (XSSC)	409,042	1,638
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	698,750	1,637
	Suzhou Good-Ark Electronics Co. Ltd. Class A	719,200	1,635
[2]	Hebei Construction Group Corp. Ltd. Class H	6,015,500	1,620
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	2,571,067	1,619
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	1,618
	Xi'an Bright Laser Technologies Co. Ltd. Class A	52,646	1,618
	Keda Industrial Group Co. Ltd. (XSSC)	554,600	1,616

		Shares	Market Value ($000)
	TongFu Microelectronics Co. Ltd. Class A (XSEC)	446,991	1,614
	Bengang Steel Plates Co. Ltd. Class B	4,798,011	1,612
	Lushang Health Industry Development Co. Ltd. Class A	925,879	1,610
	INESA Intelligent Tech Inc. Class B	3,793,722	1,609
	Laobaixing Pharmacy Chain JSC Class A (XSSC)	237,020	1,609
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	1,607
	Jiangxi Bank Co. Ltd. Class H	3,768,029	1,600
	Hongfa Technology Co. Ltd. Class A (XSSC)	156,950	1,600
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	794,000	1,600
*	Anhui Golden Seed Winery Co. Ltd. Class A	736,201	1,600
	Hisense Visual Technology Co. Ltd. Class A (XSHG)	788,700	1,598
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,596,869	1,597
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSEC)	1,967,400	1,596
	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	1,596
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	838,400	1,595
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSHE)	4,554,460	1,595
	Beijing North Star Co. Ltd. Class A (XSSC)	4,822,415	1,593
*	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,593
*	Shenzhen Microgate Technology Co. Ltd. Class A	683,000	1,593
	Hunan Aihua Group Co. Ltd. Class A (XSHG)	293,306	1,588
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	1,584
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSHE)	299,880	1,583
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	1,582
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,228,349	1,581
*	Cambricon Technologies Corp. Ltd.	101,642	1,580
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	883,000	1,575
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	1,067,698	1,575
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,038,126	1,575
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSEC)	139,676	1,574
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,571
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	1,570
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSHE)	123,000	1,567
	Keshun Waterproof Technologies Co. Ltd. Class A	657,360	1,567
	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	1,566

		Shares	Market Value ($000)
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,565
	Guangdong Dowstone Technology Co. Ltd. Class A (XSEC)	384,900	1,563
	Guangdong Guanhao High-Tech Co. Ltd. Class A	2,032,200	1,563
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	2,050,466	1,562
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSHE)	437,000	1,562
*	Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	1,560
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	1,560
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,558
*	Shenzhen MTC Co. Ltd. Class A (XSEC)	1,603,800	1,554
	Client Service International Inc. Class A	432,967	1,551
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	235,447	1,550
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	368,640	1,550
	China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	1,548
*	Do-Fluoride New Materials Co. Ltd. Class A (XSEC)	201,400	1,547
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	1,120,400	1,547
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,546
*	Visionox Technology Inc. Class A (XSHE)	980,850	1,546
	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	1,126,200	1,546
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	1,545
	Grandblue Environment Co. Ltd. Class A (XSSC)	458,060	1,542
*	Ourpalm Co. Ltd. Class A	2,605,361	1,540
	Sailun Group Co. Ltd. Class A (XSSC)	1,085,915	1,540
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,539
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,539
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,948,141	1,538
*	Huatai Securities Co. Ltd. Class A (XSHG)	686,900	1,537
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	1,459,223	1,532
*	Sumavision Technologies Co. Ltd. Class A (XSHE)	1,200,500	1,529
	Chongqing Department Store Co. Ltd. Class A	374,760	1,528
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	203,284	1,528
	Tongyu Heavy Industry Co. Ltd. Class A	2,901,657	1,527
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	3,691,482	1,527
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	1,043,125	1,527

		Shares	Market Value ($000)
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	1,293,400	1,524
	Orient Securities Co. Ltd. Class A (XSHG)	898,500	1,524
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,523
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	1,712,126	1,522
*	North Industries Group Red Arrow Co. Ltd. Class A	796,743	1,522
	Cangzhou Dahua Co. Ltd. Class A	562,800	1,521
	Zhejiang Semir Garment Co. Ltd. Class A (XSEC)	1,005,620	1,517
	Sinoma Science & Technology Co. Ltd. Class A (XSEC)	380,500	1,513
	Luolai Lifestyle Technology Co. Ltd. Class A (XSHE)	856,783	1,513
*	Anyang Iron & Steel Inc. Class A	2,716,980	1,511
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,509
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSEC)	1,507,200	1,507
	China World Trade Center Co. Ltd. Class A (XSSC)	635,535	1,502
	Shandong Sun Paper Industry JSC Ltd. Class A (XSEC)	835,800	1,501
*	Yibin Tianyuan Group Co. Ltd. Class A	860,429	1,500
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,499
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	1,498
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	3,659,100	1,498
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,989,140	1,497
*	Beijing Bohui Innovation Biotechnology Co. Ltd. Class A	865,369	1,497
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	1,496
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	352,352	1,495
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,333,087	1,492
	Hainan Strait Shipping Co. Ltd. Class A (XSHE)	1,677,780	1,488
	Beijing Capital Development Co. Ltd. Class A (XSSC)	2,014,531	1,487
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSEC)	354,360	1,483
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	1,206,300	1,482
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	1,313,540	1,481
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSEC)	632,221	1,480
	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,479
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	1,626,115	1,478
	Bethel Automotive Safety Systems Co. Ltd. Class A	237,600	1,476
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSEC)	534,933	1,475

		Shares	Market Value ($000)
	Changjiang Securities Co. Ltd. Class A (XSEC)	1,377,986	1,474
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,473
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	1,945,380	1,471
	China Galaxy Securities Co. Ltd. Class A	995,320	1,471
	Westone Information Industry Inc. Class A (XSEC)	337,394	1,468
[2]	Wisdom Education International Holdings Co. Ltd.	6,772,000	1,467
	Inspur Electronic Information Industry Co. Ltd. Class A (XSEC)	310,040	1,466
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	1,466
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	1,466
*	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,463
	Bank of Suzhou Co. Ltd. Class A	1,364,400	1,463
	Lao Feng Xiang Co. Ltd. Class A	197,800	1,461
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	1,461
	Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	1,135,600	1,458
*	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSHE)	890,400	1,456
	Sinotrans Ltd. Class A (XSHG)	2,009,995	1,452
*	China Tianying Inc. Class A	2,242,000	1,451
*	Datang Huayin Electric Power Co. Ltd. Class A	1,130,800	1,451
[2]	First Tractor Co. Ltd. Class H	2,905,706	1,450
*,2	Sinopec Oilfield Service Corp. Class H	17,594,608	1,450
	Lingyi iTech Guangdong Co. Class A (XSEC)	1,352,100	1,449
	Guangzhou Development Group Inc. Class A (XSHG)	1,503,400	1,447
	Henan Zhongyuan Expressway Co. Ltd. Class A	3,022,200	1,443
*	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,443
	Suofeiya Home Collection Co. Ltd. Class A	486,978	1,441
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	3,049,346	1,440
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	1,440
	Beijing Strong Biotechnologies Inc. Class A	490,185	1,438
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	2,951,245	1,438
*	Sonoscape Medical Corp. Class A	346,467	1,437
	Chongqing Road & Bridge Co. Ltd. Class A	3,813,200	1,436
	Valiant Co. Ltd. Class A (XSHE)	510,250	1,435
*	Shaanxi Construction Machinery Co. Ltd. Class A	820,700	1,435
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSSC)	1,265,015	1,434
*	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,433
	Gemdale Corp. Class A (XSHG)	1,101,700	1,431

		Shares	Market Value ($000)
*,2	Fullshare Holdings Ltd.	105,921,870	1,428
	Chongqing Water Group Co. Ltd. Class A (XSSC)	1,753,050	1,427
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,141,108	1,425
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSSC)	20,800	1,423
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,423
	Shenergy Co. Ltd. Class A (XSSC)	1,600,491	1,422
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,420
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	646,849	1,416
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	762,003	1,412
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	1,410
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	1,404
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	1,403
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSEC)	310,000	1,402
	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	1,181,177	1,402
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSEC)	524,900	1,401
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,401
	YTO Express Group Co. Ltd. Class A (XSSC)	1,000,300	1,400
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSEC)	607,800	1,394
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	1,392
	Moon Environment Technology Co. Ltd. Class A	795,284	1,391
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	1,262,574	1,390
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	1,390
	CTS International Logistics Corp. Ltd. Class A (XSSC)	692,380	1,388
	Nanjing Yunhai Special Metals Co. Ltd. Class A	676,934	1,388
	B-Soft Co. Ltd. Class A	1,147,766	1,388
*	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	1,386
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	475,200	1,384
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSEC)	1,004,120	1,380
	HLA Group Corp. Ltd. (XSHG)	1,249,331	1,379
	Shenzhen Huaqiang Industry Co. Ltd. Class A	540,270	1,378
	Jinneng Science&Technology Co. Ltd. Class A (XSHG)	553,455	1,378
	Shanghai Bailian Group Co. Ltd. Class A (XSHG)	582,700	1,377
	Sichuan Shuangma Cement Co. Ltd. Class A (XSHE)	484,900	1,376

		Shares	Market Value ($000)
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,376
	Jiajiayue Group Co. Ltd. Class A	603,492	1,373
	Western Securities Co. Ltd. Class A (XSEC)	1,201,468	1,372
	Goldenmax International Technology Ltd. Class A (XSHE)	538,100	1,371
	Fujian Sunner Development Co. Ltd. Class A (XSEC)	472,967	1,367
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,361
	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	528,800	1,361
	Nanjing Pharmaceutical Co. Ltd. Class A	2,028,062	1,361
	Biem.L.Fdlkk Garment Co. Ltd. Class A	370,430	1,360
	ADAMA Ltd. Class A	915,100	1,358
	Guangdong Tapai Group Co. Ltd. Class A (XSHE)	931,036	1,354
	Digital China Group Co. Ltd. Class A	463,901	1,350
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	3,277,266	1,348
	Sansteel Minguang Co. Ltd. Fujian Class A (XSEC)	978,600	1,347
	Greenland Holdings Corp. Ltd. Class A (XSSC)	2,010,120	1,347
	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	1,345
	Hubei Chutian Smart Communication Co. Ltd. Class A	3,163,800	1,344
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,343
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSHE)	460,685	1,343
	Tianjin Port Co. Ltd. Class A (XSHG)	2,315,508	1,342
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	1,342
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	1,341
	Xinyu Iron & Steel Co. Ltd. Class A (XSSC)	1,102,000	1,338
	CMST Development Co. Ltd. Class A (XSSC)	1,645,731	1,337
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSEC)	2,273,294	1,336
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	1,336
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,335
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSEC)	572,400	1,334
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSSC)	287,176	1,333
*	Polaris Bay Group Co. Ltd. Class A (XSHG)	916,098	1,330
	Zhejiang Meida Industrial Co. Ltd. Class A (XSEC)	572,800	1,330
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	163,780	1,330
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSEC)	80,964	1,329

		Shares	Market Value ($000)
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSHG)	234,200	1,329
*	Guanghui Energy Co. Ltd. Class A (XSHG)	2,129,303	1,328
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	1,328
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,326
	MLS Co. Ltd. Class A (XSHE)	527,400	1,326
*,2	Huazhu Group Ltd.	311,870	1,323
*	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	1,321
	Elion Energy Co. Ltd. Class A	2,402,500	1,319
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	157,200	1,318
	Chinese Universe Publishing & Media Group Co. Ltd. Class A (XSHG)	788,436	1,315
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSHE)	476,479	1,314
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSHE)	582,654	1,312
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	1,311
	Befar Group Co. Ltd. Class A (XSHG)	1,058,542	1,311
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSSC)	878,000	1,310
*	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	1,309
*	Sichuan Meifeng Chemical IND Class A	1,332,751	1,309
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	936,500	1,307
	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,306
*	Dong-E-E-Jiao Co. Ltd. Class A (XSEC)	275,700	1,304
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	1,302
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	1,302
	Chongqing Zaisheng Technology Corp. Ltd. Class A	694,240	1,299
*	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	1,296
	Oriental Pearl Group Co. Ltd. Class A (XSHG)	1,069,896	1,296
	Toly Bread Co. Ltd. Class A (XSHG)	301,409	1,295
	Jilin Sino-Microelectronics Co. Ltd. Class A	875,810	1,294
	Guocheng Mining Co. Ltd. Class A	870,800	1,294
	JL Mag Rare-Earth Co. Ltd. Class A (XSHE)	204,800	1,294
	YGSOFT Inc. Class A (XSHE)	1,192,715	1,292
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	606,052	1,291
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	689,408	1,290
	Shenzhen FRD Science & Technology Co. Ltd.	384,462	1,290
*	Roshow Technology Co. Ltd. Class A	671,500	1,287
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	963,000	1,285
	Guangzhou Haige Communications Group Inc. Co. Class A (XSEC)	835,700	1,284

		Shares	Market Value ($000)
*	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	1,283
	Shanxi Securities Co. Ltd. Class A (XSEC)	1,309,410	1,278
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,277
	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	1,277
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	1,277
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,276
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSSC)	62,100	1,276
	Beijing Water Business Doctor Co. Ltd. Class A (XSEC)	778,474	1,275
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	1,275
	Xiamen Intretech Inc. Class A	215,390	1,274
*	Hongli Zhihui Group Co. Ltd. Class A	593,700	1,272
	Xianhe Co. Ltd. Class A	206,700	1,272
	BGI Genomics Co. Ltd. Class A (XSHE)	72,800	1,269
*	Shanghai Jin Jiang Online Network Service Co. Ltd.	1,742,110	1,266
*	YaGuang Technology Group Co. Ltd.	644,200	1,266
	Ming Yang Smart Energy Group Ltd. Class A (XSSC)	377,700	1,265
*	Minmetals Development Co. Ltd. Class A (XSHG)	922,286	1,263
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSHG)	2,810,150	1,263
	Foran Energy Group Co. Ltd.	933,470	1,261
*	Jilin Electric Power Co. Ltd. Class A (XSHE)	1,452,680	1,258
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,255
*	Kingnet Network Co. Ltd. Class A	1,942,332	1,255
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	229,000	1,255
	Rizhao Port Co. Ltd. Class A	3,208,600	1,253
*	STO Express Co. Ltd. Class A (XSHE)	1,212,376	1,253
*	BTG Hotels Group Co. Ltd. Class A (XSSC)	433,200	1,251
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,301,019	1,251
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	830,450	1,249
	CNGR Advanced Material Co. Ltd. Class A	52,400	1,249
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	821,000	1,247
	Hubei Energy Group Co. Ltd. Class A (XSEC)	1,930,290	1,245
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,245
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	110,280	1,243
	Truking Technology Ltd. Class A	435,300	1,236
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	1,234
	China Coal Energy Co. Ltd. Class A (XSHG)	1,093,900	1,234

		Shares	Market Value ($000)
*	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,290,554	1,232
*	China Aluminum International Engineering Corp. Ltd. Class A	1,830,300	1,229
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	1,227
	CGN Power Co. Ltd. Class A	3,113,500	1,226
*	Huayi Brothers Media Corp. Class A (XSEC)	2,205,602	1,220
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	615,216	1,219
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	231,855	1,218
	Wuhan Department Store Group Co. Ltd. Class A	745,977	1,217
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSEC)	340,100	1,216
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSHG)	541,700	1,216
	Yintai Gold Co. Ltd. Class A (XSEC)	857,780	1,214
	INESA Intelligent Tech Inc. Class A	1,497,190	1,214
	Huadong Medicine Co. Ltd. Class A (XSEC)	219,700	1,213
	GCI Science & Technology Co. Ltd. Class A	562,600	1,211
*	Shanghai Topcare Medical Services Co. Ltd. (XSHG)	477,882	1,211
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	284,580	1,211
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSHE)	1,071,760	1,208
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	23,773	1,208
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	1,202
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	1,200
	Guoyuan Securities Co. Ltd. Class A (XSEC)	1,075,657	1,198
	Zhejiang Runtu Co. Ltd. Class A	868,351	1,194
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	179,900	1,194
	COFCO Biotechnology Co. Ltd. Class A	899,900	1,194
	Baiyin Nonferrous Group Co. Ltd. Class A	2,667,900	1,193
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	189,324	1,189
	Joeone Co. Ltd. Class A	502,277	1,184
	Datang International Power Generation Co. Ltd. Class A	3,035,600	1,183
*	Aotecar New Energy Technology Co. Ltd. Class A	1,917,900	1,183
	Shenma Industry Co. Ltd. Class A	665,404	1,181
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	256,784	1,178
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	1,092,253	1,177
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSHE)	1,475,460	1,176
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	1,175
	CTS International Logistics Corp. Ltd. Class A (XSHG)	586,282	1,175

		Shares	Market Value ($000)
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	134,848	1,175
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	1,172
	Hangzhou Boiler Group Co. Ltd. Class A	450,618	1,171
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,169
*	Beijing Jetsen Technology Co. Ltd. Class A (XSEC)	1,796,323	1,168
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,168
*	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	1,167
	Dongfang Electric Corp. Ltd. Class A (XSHG)	643,700	1,165
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	1,164
	Shanghai Shimao Co. Ltd. Class A (XSSC)	2,254,512	1,162
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	799,308	1,160
	Leo Group Co. Ltd. Class A (XSHE)	3,199,811	1,157
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	357,700	1,155
	Xiangcai Co. Ltd. Class A	772,800	1,154
*	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,153
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	176,900	1,153
	Southwest Securities Co. Ltd. Class A (XSHG)	1,636,906	1,152
	Lu Thai Textile Co. Ltd. Class B	2,415,793	1,150
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	748,498	1,149
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	1,411,966	1,149
	Zhejiang Medicine Co. Ltd. Class A (XSEC)	463,550	1,147
*	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	1,146
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	1,146
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSHE)	489,180	1,145
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	526,730	1,144
*	Shang Gong Group Co. Ltd. Class B	3,193,180	1,143
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,142
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSEC)	398,300	1,140
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	708,831	1,138
	Beijing VRV Software Corp. Ltd. Class A (XSHE)	1,292,200	1,137
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,135
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	479,788	1,134
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,132
*	Guosheng Financial Holding Inc. Class A (XSEC)	782,219	1,130
	Shenzhen World Union Group Inc. Class A (XSEC)	978,805	1,130

		Shares	Market Value ($000)
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	1,127
	Shanghai Datun Energy Resources Co. Ltd. Class A	732,600	1,126
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	1,126
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	661,600	1,126
*	Yunnan Energy Investment Co. Ltd. Class A	868,455	1,124
	Guangshen Railway Co. Ltd. Class A (XSSC)	3,727,334	1,122
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	1,122
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	1,122
	BGI Genomics Co. Ltd. Class A (XSEC)	64,249	1,120
	Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,120
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	87,200	1,119
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	1,117
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	1,116
	State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	1,114
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	401,640	1,114
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,113
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSHE)	1,031,500	1,112
	Bank of Qingdao Co. Ltd. Class A (XSHE)	1,551,800	1,112
	KBC Corp. Ltd. Class A	26,896	1,112
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	1,111
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	745,813	1,111
	Sealand Securities Co. Ltd. Class A (XSEC)	1,828,130	1,109
	Beibuwan Port Co. Ltd. Class A	931,400	1,109
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	1,108
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	714,870	1,107
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	1,107
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	223,900	1,107
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	1,706,976	1,106
*	Huafu Fashion Co. Ltd. (XSHE)	1,425,310	1,106
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	1,106
	Shenzhen Goodix Technology Co. Ltd. Class A (XSSC)	59,656	1,105
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	1,104
*	Hengdian Entertainment Co. Ltd. Class A	545,822	1,103
*	Luoniushan Co. Ltd. Class A (XSHE)	1,057,707	1,103

		Shares	Market Value ($000)
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSEC)	80,200	1,102
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	1,224,361	1,101
*	Jihua Group Corp. Ltd. Class A	2,677,800	1,100
	China TransInfo Technology Co. Ltd. Class A (XSEC)	459,400	1,099
	Chengdu Xingrong Environment Co. Ltd. Class A (XSEC)	1,429,300	1,099
	Luyang Energy-Saving Materials Co. Ltd.	318,100	1,099
	EIT Environmental Development Group Co. Ltd. Class A	239,932	1,099
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	1,096
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,162,500	1,091
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSEC)	373,452	1,090
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,090
*	Kingsignal Technology Co. Ltd. Class A	620,360	1,089
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	716,236	1,088
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSHG)	729,300	1,088
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	1,087
	Hangxiao Steel Structure Co. Ltd. Class A (XSHG)	1,786,435	1,086
	Zhongyuan Environment-Protection Co. Ltd. Class A	1,182,268	1,085
*	Pacific Securities Co. Ltd. Class A (XSHG)	2,246,635	1,085
	People.cn Co. Ltd. Class A (XSSC)	556,581	1,085
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	948,941	1,083
	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	1,080
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	1,078
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,078
	Tech-Bank Food Co. Ltd. Class A (XSHE)	1,236,974	1,078
	Bank of Xi'an Co. Ltd. Class A	1,609,800	1,075
*	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,545,945	1,074
	AECC Aero-Engine Control Co. Ltd. Class A (XSEC)	335,600	1,073
	Ovctek China Inc. Class A (XSEC)	75,740	1,073
*	Hainan Mining Co. Ltd. Class A (XSHG)	586,500	1,073
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSSC)	1,921,390	1,072
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,071
*	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,069
	Baotailong New Materials Co. Ltd. Class A	1,482,100	1,067
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	967,676	1,066
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	1,064

		Shares	Market Value ($000)
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,064
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	1,064
	Glarun Technology Co. Ltd. Class A (XSSC)	507,941	1,063
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSHE)	1,132,500	1,060
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,550,700	1,060
	China Merchants Port Group Co. Ltd. Class A	466,300	1,059
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	465,300	1,058
	Shenzhen Das Intellitech Co. Ltd. Class A (XSHE)	1,832,196	1,058
	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	1,098,938	1,057
	Financial Street Holdings Co. Ltd. Class A (XSEC)	1,203,460	1,057
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,057
	Beijing Global Safety Technology Co. Ltd. Class A	250,939	1,057
	Qingdao Rural Commercial Bank Corp. Class A (XSHE)	1,751,800	1,056
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	315,241	1,056
	China Meheco Co. Ltd. Class A (XSHG)	624,100	1,054
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	1,054
*	CQ Pharmaceutical Holding Co. Ltd. Class A (XSHE)	1,366,500	1,053
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,944	1,053
*	Toread Holdings Group Co. Ltd. Class A	660,000	1,051
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	1,051
	OPT Machine Vision Tech Co. Ltd. Class A	20,397	1,051
	Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	1,049
	OFILM Group Co. Ltd. Class A (XSEC)	917,400	1,048
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	1,048
*	Besttone Holdings Co. Ltd. Class A	559,900	1,046
	Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,046
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	1,045
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	620,408	1,043
	Foshan Electrical & Lighting Co. Ltd. Class B	2,535,261	1,041
*	Berry Genomics Co. Ltd. Class A (XSHE)	257,298	1,041
	Hanwei Electronics Group Corp. Class A	274,002	1,041
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	1,040
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSHG)	998,500	1,039
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,039
	Dare Power Dekor Home Co. Ltd. Class A	562,739	1,038
	Wisesoft Co. Ltd. Class A	470,314	1,036
	China Meheco Co. Ltd. Class A (XSSC)	612,560	1,034

		Shares	Market Value ($000)
	Jinko Power Technology Co. Ltd. Class A	1,191,000	1,033
	Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	1,032
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,031
	Tibet Summit Resources Co. Ltd. Class A (XSSC)	258,032	1,030
	Jiangsu Guotai International Group Co. Ltd. (XSHE)	550,290	1,028
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,027
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	341,400	1,026
	Sun-Create Electronics Co. Ltd.	180,400	1,026
	Hytera Communications Corp. Ltd. Class A (XSHE)	1,486,765	1,026
	Youzu Interactive Co. Ltd. Class A	485,916	1,025
	Anhui Genuine New Materials Co. Ltd. Class A	252,600	1,024
	An Hui Wenergy Co. Ltd. Class A (XSHE)	1,824,144	1,023
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSHE)	350,605	1,023
*	Bilibili Inc.	11,950	1,023
	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	1,022
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	1,977,200	1,021
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	1,021
	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	1,017
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	472,063	1,017
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	1,520,861	1,016
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	1,015
	Fujian Longking Co. Ltd. Class A (XSSC)	773,680	1,013
*	Sinopec Oilfield Equipment Corp. Class A	1,489,942	1,013
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	1,012
*	Whirlpool China Co. Ltd. Class A	738,250	1,011
	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	1,011
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSEC)	288,087	1,010
*	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	1,010
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	1,010
	FAW Jiefang Group Co. Ltd.	589,943	1,009
	Shandong Lukang Pharma Class A	867,190	1,007
	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	1,006
	Leo Group Co. Ltd. Class A (XSEC)	2,776,300	1,004
*	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSEC)	1,120,179	1,004
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,004
*	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	830,600	1,002
*	Kuang-Chi Technologies Co. Ltd. Class A (XSEC)	306,600	1,001
*	Guoguang Electric Co. Ltd. Class A	480,600	1,001

		Shares	Market Value ($000)
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	1,000
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	1,000
*	Jiangsu Zongyi Co. Ltd. Class A	983,700	999
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSEC)	1,676,979	999
	Insigma Technology Co. Ltd. Class A	1,008,500	998
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	998
	China National Software & Service Co. Ltd. Class A (XSHG)	110,600	996
	Hwa Create Co. Ltd. Class A	583,500	996
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	996
*	Surfilter Network Technology Co. Ltd. Class A	617,768	996
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	996
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSHE)	1,116,230	995
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	994
	Sino GeoPhysical Co. Ltd. Class A	319,165	993
	Autobio Diagnostics Co. Ltd. Class A (XSSC)	103,610	992
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	991
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSEC)	482,790	990
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	1,229,560	990
	People.cn Co. Ltd. Class A (XSHG)	508,213	990
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	989
	Jack Sewing Machine Co. Ltd. Class A	251,575	989
	5I5J Holding Group Co. Ltd. Class A	1,773,003	988
	Sinotrans Ltd. Class A (XSSC)	1,367,100	987
*	Shandong Airlines Co. Ltd. Class B	1,742,341	984
*	Xinhuanet Co. Ltd. Class A (XSHG)	379,200	984
	Dongxing Securities Co. Ltd. Class A (XSSC)	615,613	983
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	983
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	424,320	982
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,041,337	981
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	980
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	494,260	977
	Cachet Pharmaceutical Co. Ltd. Class A	496,043	977
	Black Peony Group Co. Ltd. Class A (XSSC)	806,287	976
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSSC)	420,332	973
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSEC)	435,135	970
	Shanghai AJ Group Co. Ltd. Class A	966,398	968
	Guangzhou Port Co. Ltd. Class A	2,060,800	968

		Shares	Market Value ($000)
	Tibet Urban Development & Investment Co. Ltd. Class A (XSSC)	267,344	968
	Monalisa Group Co. Ltd. Class A	262,904	967
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	966
*	Mianyang Fulin Precision Co. Ltd. (XSEC)	204,000	965
*	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	963
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	962
	China National Medicines Corp. Ltd. Class A (XSHG)	204,086	961
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	843,040	961
	Telling Telecommunication Holding Co. Ltd. Class A (XSEC)	737,100	960
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	387,800	960
	Guangzhou Guangri Stock Co. Ltd. Class A	961,200	958
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	482,342	957
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	957
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	957
	Guangdong Goworld Co. Ltd. Class A	521,444	955
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A (XSHG)	1,937,520	952
*	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSHE)	1,062,828	952
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	952
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	948
	ChemPartner PharmaTech Co. Ltd. Class A	422,377	944
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSHE)	440,350	944
	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	943
*	INKON Life Technology Co. Ltd. Class A	335,700	943
	Beijing SDL Technology Co. Ltd. Class A	660,800	942
*	Shanghai Lonyer Fuels Co. Ltd. Class A	935,200	942
	Beyondsoft Corp. Class A	638,200	939
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	938
	Jiangxi Ganneng Co. Ltd. Class A	1,296,542	937
*	Shenzhen Invt Electric Co. Ltd. Class A	844,252	936
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	932
*	Shenzhen Selen Science & Technology Co. Ltd. Class A	1,033,500	931
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	931
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	930
	Nanjing Iron & Steel Co. Ltd. Class A (XSHG)	1,601,500	930
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	928
	Top Energy Co. Ltd. Shanxi Class A	1,701,144	927

		Shares	Market Value ($000)
	Keboda Technology Co. Ltd. Class A	92,881	927
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	925
	Changjiang Publishing & Media Co. Ltd. Class A	1,186,365	925
	Tianma Microelectronics Co. Ltd. Class A (XSEC)	425,500	924
*	Grand Industrial Holding Group Co. Ltd.	249,800	924
	Changying Xinzhi Technology Co. Ltd. Class A	382,400	923
	JSTI Group Class A	950,557	921
	Tianjin Guangyu Development Co. Ltd. Class A	1,360,000	921
	Hangzhou Century Co. Ltd. Class A	822,400	920
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	920
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	920
	CITIC Press Corp. Class A	192,900	920
	Tianjin Teda Co. Ltd. Class A	1,439,243	919
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	919
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	918
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	569,692	918
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSEC)	314,300	916
	AVICOPTER plc Class A (XSHG)	115,800	916
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	916
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	914
	Three Squirrels Inc. Class A	149,540	914
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	913
	Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	912
	Tibet Tianlu Co. Ltd. Class A	927,949	912
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSEC)	1,287,637	911
*	Bluedon Information Security Technology Co. Ltd. Class A	1,245,056	911
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	911
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	910
	SGIS Songshan Co. Ltd. Class A (XSEC)	1,225,100	909
	Yusys Technologies Co. Ltd. Class A	365,280	907
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSHG)	292,566	907
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	66,100	907
	City Development Environment Co. Ltd.	654,680	905
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	905
	Zhuhai Port Co. Ltd. Class A	853,300	904
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	900
	Sunward Intelligent Equipment Co. Ltd. Class A (XSEC)	669,120	899

		Shares	Market Value ($000)
	Betta Pharmaceuticals Co. Ltd. Class A (XSEC)	70,200	899
	Yonggao Co. Ltd. Class A	1,005,259	899
	DHC Software Co. Ltd. Class A (XSEC)	813,800	898
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	898
*	Shenzhen SDG Information Co. Ltd. Class A	784,994	898
	AVIC Industry-Finance Holdings Co. Ltd. Class A (XSHG)	1,493,800	896
*	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	896
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	895
	Shenzhen Leaguer Co. Ltd. Class A	686,800	895
	Newland Digital Technology Co. Ltd. Class A (XSEC)	373,198	893
	Jinke Properties Group Co. Ltd. Class A (XSEC)	1,338,788	893
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	1,051,700	893
*	Innuovo Technology Co. Ltd. Class A (XSHE)	960,755	892
*	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSHG)	721,035	892
*	Qianjiang Water Resources Development Co. Ltd. Class A	551,651	891
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	494,864	890
	Zhejiang Wanma Co. Ltd. Class A (XSHG)	793,972	889
*	Shengda Resources Co. Ltd. Class A	428,900	889
	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	888
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	887
*	JinJian Cereals Industry Co. Ltd. Class A	650,200	886
	Eastern Communications Co. Ltd. Class A (XSHG)	472,200	884
	DBG Technology Co. Ltd. Class A	456,680	884
	Guangdong Marubi Biotechnology Co. Ltd. Class A	148,329	884
*	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	883
	China Publishing & Media Co. Ltd. Class A (XSHG)	1,075,300	881
	Jiangsu Lianfa Textile Co. Ltd. Class A	771,613	879
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	878
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	878
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	878
*	Jiangmen Kanhoo Industry Co. Ltd. Class A	311,117	878
*	Huludao Zinc Industry Co. Class A	1,526,300	877
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	877
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	478,140	875
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	875
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	68,600	874

		Shares	Market Value ($000)
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	874
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	532,800	873
*	360 Security Technology Inc. Class A (XSSC)	470,795	872
	Wuxi Boton Technology Co. Ltd. Class A	399,404	872
	North Electro-Optic Co. Ltd. Class A	494,561	871
	Sunstone Development Co. Ltd. Class A	286,400	871
	Hangzhou Dptech Technologies Co. Ltd. Class A	134,192	871
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	870
	Guangdong Vanward New Electric Co. Ltd. Class A	841,940	869
	Eternal Asia Supply Chain Management Ltd. Class A (XSEC)	1,028,900	868
	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	868
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	868
	Sinosoft Co. Ltd. Class A	214,340	867
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	867
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	866
	Shanghai AtHub Co. Ltd. Class A (XSHG)	194,320	866
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	865
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	863
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	863
*	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	862
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	944,900	862
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	861
	Shenzhen SC New Energy Technology Corp. Class A (XSEC)	34,000	860
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	860
	China Film Co. Ltd. Class A (XSSC)	482,400	859
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSHE)	760,800	859
*	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A (XSHG)	616,700	859
	Wanhua Chemical Group Co. Ltd. Class A (XSSC)	48,500	858
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	858
	Guizhou Tyre Co. Ltd. Class A	1,044,976	857
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	857
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	653,800	856
	Huaan Securities Co. Ltd. Class A (XSSC)	1,086,020	855
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	855
	Shenyang Chemical Co. Ltd. Class A	944,000	854
	NavInfo Co. Ltd. Class A (XSEC)	427,887	852
*	Shanghai Tianchen Co. Ltd. Class A	728,338	852
	Fujian Green Pine Co. Ltd. Class A	355,400	851

		Shares	Market Value ($000)
	Huapont Life Sciences Co. Ltd. Class A (XSEC)	1,014,901	850
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSHE)	511,595	849
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	848
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	848
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSHE)	2,563,300	847
	Yijiahe Technology Co. Ltd. Class A	89,600	847
	Xiamen C & D Inc. Class A (XSSC)	772,400	846
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	846
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	846
*	Neusoft Corp. Class A (XSSC)	593,614	846
	Digiwin Software Co. Ltd. Class A	247,194	845
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	844
	Feitian Technologies Co. Ltd. Class A	392,500	844
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	844
	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	269,236	843
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSEC)	698,539	843
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	3,067,468	842
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	580,008	842
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	839
*	Sichuan Haite High-tech Co. Ltd. Class A (XSEC)	346,300	838
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	838
	Jinhui Liquor Co. Ltd. Class A	152,800	838
*	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	268,122	837
	Lingyuan Iron & Steel Co. Ltd. Class A	1,715,370	836
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	834
*	Sinopec Oilfield Service Corp. Class A (XSSC)	2,703,200	832
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	832
	Hebei Huijin Group Co. Ltd. Class A	485,900	832
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSSC)	1,849,689	832
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	831
*	Enjoyor Co. Ltd. Class A (XSEC)	602,900	831
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	828
	Beijing Wanji Technology Co. Ltd. Class A	201,160	828
	Shenzhen Center Power Tech Co. Ltd. Class A (XSHE)	281,850	828
	Qiming Information Technology Co. Ltd. Class A	478,073	827
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	827

		Shares	Market Value ($000)
*	Chengzhi Co. Ltd. Class A (XSHE)	357,628	825
	Vatti Corp. Ltd. Class A (XSHE)	768,748	825
*	Neusoft Corp. Class A (XSHG)	577,700	824
	Valiant Co. Ltd. Class A (XSEC)	292,400	822
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	822
*	KraussMaffei Co. Ltd. Class A	864,834	822
*	HyUnion Holding Co. Ltd. Class A (XSHE)	1,013,582	822
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	821
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	821
*	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	821
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	821
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSEC)	493,601	820
	China Harzone Industry Corp. Ltd. Class A (XSEC)	593,522	819
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSHE)	771,892	819
	Shenzhen Infogem Technologies Co. Ltd. Class A (XSEC)	345,900	818
*	Jiangxi Firstar Panel Technology Co. Ltd. Class A	946,000	818
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSEC)	168,792	816
	Xuji Electric Co. Ltd. Class A (XSEC)	369,300	816
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	907,116	816
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	813
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	813
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	812
*	China Tungsten & Hightech Materials Co. Ltd. Class A	363,860	810
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	810
	Beijing Water Business Doctor Co. Ltd. Class A (XSHE)	494,900	810
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	809
*	Gohigh Data Networks Technology Co. Ltd. Class A	856,940	807
*	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,411,536	806
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	806
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	805
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,901,400	804
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	804
	Juneyao Airlines Co. Ltd. Class A (XSSC)	435,330	797
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	1,192,357	797

		Shares	Market Value ($000)
	Guangdong South New Media Co. Ltd. Class A (XSHE)	109,080	797
	Dashang Co. Ltd. Class A	274,100	797
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	795
	Sino Wealth Electronic Ltd. Class A (XSEC)	73,609	795
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	794
	Guangxi Nanning Waterworks Co. Ltd. Class A	1,058,959	794
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	460,351	793
	FIYTA Precision Technology Co. Ltd. Class A	420,085	793
	Bank of Chengdu Co. Ltd. Class A (XSSC)	472,700	792
	Jiangsu Huaxicun Co. Ltd. Class A (XSHE)	704,200	792
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	792
[2]	Shandong Chenming Paper Holdings Ltd. Class H	1,463,782	791
	China West Construction Group Co. Ltd. Class A	649,000	789
	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	300,848	788
*	New Huadu Supercenter Co. Ltd. Class A	1,261,000	786
	Beijing Haohua Energy Resource Co. Ltd. Class A	832,600	786
*	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	786
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	785
	Jiangsu Lopal Tech Co. Ltd. Class A	122,080	785
	GF Securities Co. Ltd. Class H	550,800	783
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	553,600	783
	Tengda Construction Group Co. Ltd. Class A	1,637,499	782
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	782
	Ningxia Jiaze New Energy Co. Ltd. Class A	1,234,300	782
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	781
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	1,249,726	780
	Guodian Nanjing Automation Co. Ltd. Class A	687,800	779
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	778
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	985,500	777
	First Tractor Co. Ltd. Class A (XSHG)	357,900	777
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	214,109	777
	Wuhu Token Science Co. Ltd. Class A (XSEC)	557,783	776
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,596,600	775
	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	774

		Shares	Market Value ($000)
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	774
	Shenzhen Infogem Technologies Co. Ltd. Class A (XSHE)	326,680	773
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSEC)	152,100	772
*	Shenzhen Deren Electronic Co. Ltd. Class A	457,051	772
	Jason Furniture Hangzhou Co. Ltd. Class A (XSSC)	76,700	770
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	770
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	80,470	770
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	769
	Huangshan Novel Co. Ltd. Class A	641,416	769
	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	769
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	523,380	769
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	769
*	Beijing Capital Retailing Group Co. Ltd. Class A	642,350	768
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	249,100	768
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	768
*	ZhongMan Petroleum & Natural Gas Group Corp. Ltd.	551,800	766
	Merit Interactive Co. Ltd. Class A	384,848	765
	ZheJiang Dali Technology Co. Ltd. Class A	226,194	764
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSSC)	1,225,155	761
	Toyou Feiji Electronics Co. Ltd. Class A	443,235	761
	Liuzhou Iron & Steel Co. Ltd. Class A	711,900	760
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	1,437,500	757
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSHE)	352,700	757
*	Infund Holding Co. Ltd.	1,027,334	756
	Eastcompeace Technology Co. Ltd. Class A	460,242	755
*	Bestway Marine & Energy Technology Co. Ltd. Class A	913,650	752
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	752
	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	750
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	750
	Inner Mongolia M-Grass Ecology & Enviroment Group Co. Ltd. Class A	1,180,320	749
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSSC)	449,450	749
	China CSSC Holdings Ltd. Class A (XSSC)	325,900	749
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSEC)	325,700	748

		Shares	Market Value ($000)
*,2	New Oriental Education & Technology Group Inc.	346,550	748
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	746
*	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	746
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	497,350	743
	AUCMA Co. Ltd. Class A	881,301	743
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	120,900	742
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	742
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	742
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	764,600	741
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	741
*	Huafon Microfibre Shanghai Technology Co. Ltd. (XSHE)	932,955	741
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	741
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	740
*	China CIFCO Investment Co. Ltd. Class A	560,600	740
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	740
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,281,797	740
	PhiChem Corp. Class A	217,100	740
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	1,556,500	739
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	360,800	739
	Shandong Sunway Chemical Group Co. Ltd. Class A	880,300	739
	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	738
	Changchun Faway Automobile Components Co. Ltd. Class A	534,768	737
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	737
	Guangzhou Restaurant Group Co. Ltd. Class A (XSSC)	219,520	736
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	121,332	736
*	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	735
	Chinese Universe Publishing & Media Group Co. Ltd. Class A (XSSC)	440,220	734
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	734
	Konka Group Co. Ltd. Class A (XSEC)	793,800	733
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	733
*	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	733
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,162,392	732

		Shares	Market Value ($000)
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	730
*	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	895,378	729
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	729
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSEC)	503,000	728
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSEC)	875,700	728
*	Huangshan Tourism Development Co. Ltd. Class A	568,688	728
	Jiangling Motors Corp. Ltd. Class B	635,970	726
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSEC)	505,196	726
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSHE)	1,058,144	726
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	726
	Xinfengming Group Co. Ltd. Class A (XSSC)	243,655	725
	Bank of China Ltd. Class A (XSHG)	1,564,597	725
	Xiamen Port Development Co. Ltd. Class A	739,716	724
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	547,020	724
	Shanghai Weaver Network Co. Ltd. Class A (XSSC)	65,856	723
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,153,728	722
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	722
	Haining China Leather Market Co. Ltd. Class A	1,252,410	719
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	719
	Yifan Pharmaceutical Co. Ltd. Class A (XSEC)	339,300	718
*	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	940,740	718
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSEC)	130,950	718
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	717
	Anhui Guofeng Plastic Industry Co. Ltd. Class A	716,800	716
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	715
*	AECC Aero Science & Technology Co. Ltd. Class A (XSHG)	221,200	715
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	715
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	714
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	714
*	Suning Universal Co. Ltd. Class A (XSEC)	796,549	713
	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	522,917	713
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSEC)	247,161	711
*	Zhuhai Hokai Medical Instruments Co. Ltd. Class A	779,932	710

		Shares	Market Value ($000)
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	1,384,100	707
	Gansu Shangfeng Cement Co. Ltd. Class A	293,000	707
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	194,320	707
	Fibocom Wireless Inc. Class A	80,070	706
	Wellhope Foods Co. Ltd. Class A (XSSC)	482,801	705
	Southern Publishing & Media Co. Ltd. Class A	662,149	705
*	Fujian Star-net Communication Co. Ltd. Class A (XSEC)	163,400	704
	Duolun Technology Corp. Ltd. Class A	587,777	704
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	701
*	Ningbo Cixing Co. Ltd. Class A	598,800	701
	Chongqing Water Group Co. Ltd. Class A (XSHG)	860,600	700
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,167,800	699
	Yankershop Food Co. Ltd. Class A	82,800	697
	Better Life Commercial Chain Share Co. Ltd. Class A (XSHE)	672,220	696
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	695
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A (XSHG)	321,020	695
	China Wuyi Co. Ltd. Class A	1,611,511	694
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	692
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	691
	Western Region Gold Co. Ltd. Class A (XSSC)	388,800	690
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	690
	Haoxiangni Health Food Co. Ltd. Class A	506,788	690
*	Alpha Group Class A (XSHE)	827,701	689
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	1,061,024	688
*	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	688
*	Rendong Holdings Co. Ltd.	522,865	687
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	100,970	685
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSSC)	679,931	684
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	465,200	684
	CMST Development Co. Ltd. Class A (XSHG)	842,000	684
	263 Network Communications Co. Ltd. Class A (XSHE)	1,156,660	683
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	681
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	681
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	680
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSEC)	377,400	680

		Shares	Market Value ($000)
*	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	672,114	679
	Jinzhou Port Co. Ltd. Class B	2,857,215	678
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	678
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	677
	North Huajin Chemical Industries Co. Ltd. Class A (XSHE)	687,903	676
*	Shantui Construction Machinery Co. Ltd. Class A	1,180,735	676
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,367,900	676
	China International Marine Containers Group Co. Ltd. Class A (XSHE)	278,040	675
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	675
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSHE)	649,037	675
	Jiangling Motors Corp. Ltd. Class A (XSHE)	234,298	674
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	671
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	372,300	671
	Thinkingdom Media Group Ltd. Class A	146,683	671
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,802,816	670
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSEC)	713,400	668
	Hainan Expressway Co. Ltd. Class A	1,056,400	668
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	668
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	667
	Hangzhou Robam Appliances Co. Ltd. Class A (XSEC)	110,300	665
	Chengdu Huasun Technology Group Inc. Ltd.	742,471	665
	Sinosteel Engineering & Technology Co. Ltd. Class A	475,400	665
*	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	664
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	1,484,000	664
	BBMG Corp. Class A (XSHG)	1,692,214	664
	ENC Digital Technology Co. Ltd. Class A	482,090	664
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	663
*	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	878,600	662
*	Global Infotech Co. Ltd. Class A	388,600	661
	Weifu High-Technology Group Co. Ltd. Class A	210,600	660
*	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	660
*	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	410,900	660
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	658
	Fujian Apex Software Co. Ltd. Class A	161,900	658
	Shanghai Jinjiang International Travel Co. Ltd. Class B	442,376	657

		Shares	Market Value ($000)
	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	1,123,680	657
	Opple Lighting Co. Ltd. Class A	170,700	655
	Goldcard Smart Group Co. Ltd. (XSHE)	353,600	655
	Leader Harmonious Drive Systems Co. Ltd. Class A	31,823	655
*	Xining Special Steel Co. Ltd. Class A	979,800	654
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	654
	Xiamen Jihong Technology Co. Ltd. Class A	206,800	654
	China CAMC Engineering Co. Ltd. Class A	673,800	653
*	Lander Sports Development Co. Ltd. Class A	1,641,050	652
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	652
	Maoye Commercial Co. Ltd. Class A (XSSC)	1,154,811	650
*	Chimin Health Management Co. Ltd. Class A	306,000	650
	Anhui Korrun Co. Ltd. Class A	251,860	650
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSEC)	1,138,900	649
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSHE)	990,200	647
*	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	815,691	646
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	887,856	646
	Sinochem International Corp. Class A (XSHG)	539,110	646
	Central China Land Media Co. Ltd. Class A	647,308	645
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	645
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	645
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	644
*	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	644
	FSPG Hi-Tech Co. Ltd. Class A	885,500	643
	Create Technology & Science Co. Ltd. Class A	385,756	643
	Huaxin Cement Co. Ltd. Class A (XSHG)	279,360	642
	ZhongYeDa Electric Co. Ltd. Class A	501,400	642
[1,2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	524,500	641
*	SPIC Dongfang New Energy Corp. Class A (XSHE)	986,256	639
*	Wutong Holding Group Co. Ltd. Class A	1,092,522	639
	Northeast Securities Co. Ltd. Class A (XSEC)	528,100	638
	Loncin Motor Co. Ltd. Class A (XSSC)	1,237,500	638
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	892,853	638
	Hand Enterprise Solutions Co. Ltd. Class A (XSEC)	607,000	637
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	148,298	637
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	637
*	Fujian Snowman Co. Ltd. Class A	568,668	637

		Shares	Market Value ($000)
*	Eastone Century Technology Co. Ltd. Class A	843,315	636
	Tangshan Jidong Cement Co. Ltd. Class A (XSEC)	344,500	635
*	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,186,790	635
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	634
	China Express Airlines Co. Ltd. Class A	398,700	634
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	633
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	633
*	Mesnac Co. Ltd. Class A	860,489	633
*	UTour Group Co. Ltd. Class A	929,925	633
	Unilumin Group Co. Ltd. Class A (XSEC)	428,200	631
*	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	630
	Shenzhen Guangju Energy Co. Ltd. Class A	481,988	629
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	629
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	870,745	629
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	628
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	628
	Tungkong Inc. Class A	556,076	628
*	Hanwang Technology Co. Ltd. Class A	231,900	627
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	625
	Zhongshan Public Utilities Group Co. Ltd. Class A (XSEC)	523,000	623
	Bank of Jiangsu Co. Ltd. Class A (XSSC)	641,810	623
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	623
	Lakala Payment Co. Ltd. Class A	163,900	623
	Ninestar Corp. Class A (XSEC)	111,600	622
*	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	622
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	621
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSHE)	386,900	621
	Huayuan Property Co. Ltd. Class A (XSSC)	2,201,505	621
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	663,450	620
	Shenzhen Aisidi Co. Ltd. Class A (XSHE)	422,520	620
	Shandong Longda Meat Foodstuff Co. Ltd. Class A	443,200	619
	Sansure Biotech Inc. Class A	45,121	619
	CECEP Solar Energy Co. Ltd. Class A (XSEC)	565,900	616
*	Xuzhou Handler Special Vehicle Co. Ltd. Class A	1,041,757	616
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	616
*	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSSC)	497,400	615
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	615

		Shares	Market Value ($000)
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	614
	Huaming Power Equipment Co. Ltd. Class A	758,043	613
	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	612
	Guomai Technologies Inc. Class A (XSHE)	680,179	612
*	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	612
	Greatoo Intelligent Equipment Inc.	2,052,300	611
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	611
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	339,094	610
	Wasu Media Holding Co. Ltd. Class A	557,300	610
	Advanced Technology & Materials Co. Ltd. Class A (XSEC)	393,500	608
	Jinyuan EP Co. Ltd. Class A	615,996	607
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	607
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	607
	Tangrenshen Group Co. Ltd. Class A (XSHE)	666,950	607
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	607
*	China Dive Corp. Ltd. Class A (XSHE)	144,317	607
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	606
	Ningbo Joyson Electronic Corp. Class A (XSSC)	154,040	606
	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	606
	RiseSun Real Estate Development Co. Ltd. Class A (XSEC)	855,744	604
	China Greatwall Technology Group Co. Ltd. Class A (XSEC)	243,700	603
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSEC)	331,600	602
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	602
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	388,388	602
	Jiangsu Sainty Corp. Ltd. Class A	797,700	601
*	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,235,800	600
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	598
	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	598
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSHE)	185,900	597
*	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	597
	Sinoma International Engineering Co. Class A (XSHG)	361,650	596
	Yunnan Wenshan Electric Power Co. Ltd. Class A	566,427	595
	Zhuzhou Times New Material Technology Co. Ltd. Class A	394,800	594
	Newcapec Electronics Co. Ltd. Class A	488,335	594
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	845,482	593

		Shares	Market Value ($000)
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	593
	South Huiton Co. Ltd. Class A	423,300	592
*	ChangYuan Technology Group Ltd. (XSHG)	607,060	592
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	590
	Shandong Shengli Co. Class A	973,577	589
	SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	589
	NingXia QingLong Pipes Industry Group Co. Ltd. Class A	430,090	589
	Zhongbai Holdings Group Co. Ltd. Class A	794,489	588
*	Holitech Technology Co. Ltd. Class A (XSEC)	1,039,700	587
*	ChangYuan Technology Group Ltd. (XSSC)	602,283	587
*	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	587
	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	587
	China National Accord Medicines Corp. Ltd. Class A	108,447	587
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	149,726	586
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	586
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSHG)	471,250	586
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSHG)	1,174,200	584
	Renhe Pharmacy Co. Ltd. Class A (XSEC)	381,501	583
	JA Solar Technology Co. Ltd. Class A (XSEC)	61,500	583
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSEC)	521,700	582
	Anhui Huamao Textile Co. Class A	1,074,064	582
*	Shenzhen Infinova Ltd. Class A	1,076,307	582
	Topsec Technologies Group Inc. Class A (XSEC)	205,200	581
	Konfoong Materials International Co. Ltd. Class A (XSEC)	68,000	581
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	384,348	581
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	581
	Anhui Heli Co. Ltd. Class A (XSSC)	382,675	581
	Hangzhou Cable Co. Ltd. Class A	652,000	580
*	Hunan Gold Corp. Ltd. Class A (XSEC)	429,800	579
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	579
	China Bester Group Telecom Co. Ltd. Class A (XSHG)	262,845	579
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,679,474	578
	Qingdao Citymedia Co. Ltd. Class A	682,800	578
	Shinva Medical Instrument Co. Ltd. Class A	184,248	578
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	226,400	578
	China Sports Industry Group Co. Ltd. Class A	351,700	578

		Shares	Market Value ($000)
*	Sunsea AIoT Technology Co. Ltd. Class A	337,045	577
*	Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	577
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSEC)	442,000	576
	CSSC Science & Technology Co. Ltd. Class A (XSSC)	340,900	575
*	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	575
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	574
	Royal Group Co. Ltd. Class A	810,478	574
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	441,300	574
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSEC)	191,100	573
*	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSEC)	350,250	573
*	Langold Real Estate Co. Ltd. Class A	1,962,979	573
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	572
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	571
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	570
	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	570
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	569
	Northeast Pharmaceutical Group Co. Ltd. Class A	712,670	568
*	Beijing BDStar Navigation Co. Ltd. Class A (XSEC)	85,400	566
	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	566
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,767,600	565
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	565
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	565
	Shenzhen Anche Technologies Co. Ltd. Class A (XSHE)	150,000	565
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	248,888	565
*	Sunvim Group Co. Ltd. Class A	909,600	564
	Shandong Publishing & Media Co. Ltd. Class A (XSHG)	692,888	564
	Hexing Electrical Co. Ltd. Class A (XSSC)	291,668	563
*	Jiangsu Etern Co. Ltd. Class A (XSHG)	1,035,970	563
	Juewei Food Co. Ltd. Class A (XSSC)	52,860	560
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	560
	Huaren Pharmaceutical Co. Ltd. Class A (XSEC)	856,972	560
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	559
	Visual China Group Co. Ltd. Class A (XSHE)	323,812	559
	Fujian Rongji Software Co. Ltd. Class A	609,300	559
	Chongqing Gangjiu Co. Ltd. Class A	1,045,300	558

		Shares	Market Value ($000)
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	558
	Beijing eGOVA Co. Ltd. Class A (XSEC)	312,103	558
*	Shanghai Join Buy Co. Ltd. Class A	627,100	557
*	Hengbao Co. Ltd. Class A	671,300	557
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	556
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	555
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSEC)	240,700	554
*	China Fortune Land Development Co. Ltd. Class A (XSHG)	824,578	554
	Heilongjiang Agriculture Co. Ltd. Class A (XSSC)	239,700	553
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSEC)	542,300	553
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	553
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	553
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	843,964	552
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	552
*	GI Technologies Group Co. Ltd. Class A	964,760	552
*	Wanda Film Holding Co. Ltd. Class A (XSHE)	274,800	552
*	Zhewen Interactive Group Co. Ltd. Class A (XSHG)	906,553	551
	Triangle Tyre Co. Ltd. Class A	259,900	551
	Shandong Humon Smelting Co. Ltd. Class A (XSEC)	301,100	550
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSEC)	232,500	549
*	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	1,267,320	548
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	548
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	291,446	548
*	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	548
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	548
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	903,400	547
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSEC)	292,000	546
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	545
	Befar Group Co. Ltd. Class A (XSSC)	439,492	544
	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	543
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	542
	Wellhope Foods Co. Ltd. Class A (XSHG)	371,300	542
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	541
*	Zhejiang Huamei Holding Co. Ltd. Class A	1,032,153	541

		Shares	Market Value ($000)
*	Chengdu CORPRO Technology Co. Ltd. Class A (XSHE)	128,600	541
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	541
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	541
	Guangdong Delian Group Co. Ltd. Class A	675,035	541
	Beijing Ctrowell Technology Corp. Ltd. Class A	312,700	541
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	230,447	540
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	539
	China Construction Bank Corp. Class A (XSHG)	604,100	539
	Jangho Group Co. Ltd. Class A (XSHG)	488,200	539
	Shenzhen Click Technology Co. Ltd. Class A	344,000	539
	Jizhong Energy Resources Co. Ltd. Class A (XSEC)	862,600	538
	North Huajin Chemical Industries Co. Ltd. Class A (XSEC)	546,600	538
*	Inspur Software Co. Ltd. Class A (XSSC)	267,926	538
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	538
	Shandong Xiantan Co. Ltd. Class A (XSHE)	520,942	538
*	China Calxon Group Co. Ltd. Class A (XSHE)	930,900	537
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	536
	Xinjiang Communications Construction Group Co. Ltd. Class A	348,800	536
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	536
	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	535
*	Hubei Century Network Technology Co. Ltd. Class A	243,900	535
	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	534
	Bros Eastern Co. Ltd. Class A (XSSC)	644,479	534
	Changzheng Engineering Co. Ltd. Class A (XSSC)	223,016	533
*	Huafu Fashion Co. Ltd. (XSEC)	683,600	531
*	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	531
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	531
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	268,000	531
	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	460,698	529
	Deluxe Family Co. Ltd. Class A (XSHG)	1,061,600	528
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSHE)	236,990	528
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSHE)	254,283	526
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	231,700	526
	An Hui Wenergy Co. Ltd. Class A (XSEC)	934,690	524
	Changhong Meiling Co. Ltd. Class A	1,078,628	524

		Shares	Market Value ($000)
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	368,800	523
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	523
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	479,100	522
*	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	522
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSEC)	577,896	521
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	521
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	520
*	Beijing Dinghan Technology Group Co. Ltd.	523,300	519
	Shanghai Amarsoft Information & Technology Co. Ltd. Class A	188,200	518
	Sichuan Shuangma Cement Co. Ltd. Class A (XSEC)	182,100	517
	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	517
	Sanlux Co. Ltd. Class A	648,400	516
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	516
*	Genimous Technology Co. Ltd. Class A (XSEC)	616,300	513
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSEC)	241,898	513
*	Air China Ltd. Class A (XSSC)	503,438	513
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	513
*	Strait Innovation Internet Co. Ltd. Class A	640,698	512
*	Hongbaoli Group Corp. Ltd. Class A	714,859	512
	Tongyu Communication Inc. Class A (XSHE)	182,475	512
*	Emei Shan Tourism Co. Ltd. Class A	571,671	511
	Andon Health Co. Ltd. Class A	437,956	511
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	510
*	Changchun Gas Co. Ltd. Class A	741,500	509
	Solareast Holdings Co. Ltd. Class A	775,159	508
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSEC)	478,500	507
	Tianjin Port Co. Ltd. Class A (XSSC)	875,263	507
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	506
	Top Resource Conservation & Environment Corp. Class A	518,300	505
*	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	498,800	504
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	504
*	Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	504
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSHE)	1,084,024	502
	Zhende Medical Co. Ltd. Class A	80,800	502
*	China High Speed Railway Technology Co. Ltd. Class A (XSEC)	1,584,100	501
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSSC)	80,000	500

		Shares	Market Value ($000)
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	708,600	499
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,143,986	499
	Zhongfu Information Inc. Class A	89,900	497
	ZYNP Corp. Class A	522,900	496
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	496
*	Doushen Beijing Education & Technology Inc. Class A	866,539	495
	Konka Group Co. Ltd. Class A (XSHE)	535,900	495
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	494
*	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	494
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	492
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	680,270	492
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	479,500	492
*	Vtron Group Co. Ltd. Class A	864,723	492
	Digital China Information Service Co. Ltd. Class A (XSEC)	243,900	491
	Guangdong South New Media Co. Ltd. Class A (XSEC)	67,212	491
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSEC)	46,662	490
	Hefei Department Store Group Co. Ltd. Class A	754,417	490
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	993,900	490
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	490
	Jishi Media Co. Ltd. Class A (XSHG)	1,827,200	490
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	489
*	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	489
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	32,202	489
*	Nanfeng Ventilator Co. Ltd. Class A	517,400	488
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	196,700	487
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	390,466	487
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSEC)	1,650,813	486
	Jinneng Science&Technology Co. Ltd. Class A (XSSC)	195,100	486
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSEC)	40,800	486
	Fujian Cement Inc. Class A	472,320	486
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	486
*	Kama Co. Ltd. Class B	1,469,794	485
*	Red Star Macalline Group Corp. Ltd. Class A	305,030	484
	Beijing Bewinner Communications Co. Ltd. Class A	695,710	484

		Shares	Market Value ($000)
	YLZ Information Technology Co. Ltd. Class A	377,700	484
	CASIN Real Estate Development Group Co. Ltd. Class A	1,207,301	481
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	569,700	480
*	Orient Group Inc. Class A	1,069,700	480
	Anker Innovations Technology Co. Ltd. Class A	27,600	480
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	734,406	479
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	478
	Guangdong Hybribio Biotech Co. Ltd. Class A	105,118	478
	Focused Photonics Hangzhou Inc. Class A (XSEC)	276,196	477
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	477
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	477
	Zhejiang Communications Technology Co. Ltd. (XSEC)	618,800	476
	Sinodata Co. Ltd. Class A	310,435	475
*	Visionox Technology Inc. Class A (XSEC)	300,796	474
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	473
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSEC)	50,700	472
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	1,091,911	472
*	Huafon Microfibre Shanghai Technology Co. Ltd. (XSEC)	593,346	471
	Cosmos Group Co. Ltd. Class A	1,086,000	471
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	471
*	Shenzhen Sea Star Technology Co. Ltd. Class A	528,200	469
	Huaxi Securities Co. Ltd. Class A (XSEC)	342,700	468
*	Hongbo Co. Ltd. Class A	456,950	468
*	Jilin Electric Power Co. Ltd. Class A (XSEC)	539,000	467
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	467
	Dongjiang Environmental Co. Ltd. Class A (XSEC)	440,600	465
	Luenmei Quantum Co. Ltd. Class A (XSSC)	351,842	465
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	465
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	371,520	464
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	464
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	50,108	464
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	463
*	Yang Guang Co. Ltd. Class A	871,402	462
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	461

		Shares	Market Value ($000)
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSEC)	515,756	460
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,018,013	460
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	579,174	460
	Edan Instruments Inc. Class A	225,200	460
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	560,960	459
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,008,153	459
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A (XSEC)	84,900	458
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	457
	Ningbo David Medical Device Co. Ltd. Class A (XSEC)	182,500	457
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	187,700	456
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	456
*	Ledman Optoelectronic Co. Ltd. Class A	339,700	456
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	456
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,274,005	456
	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	455
	Changhong Huayi Compressor Co. Ltd. Class A	828,980	454
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	454
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	490,657	453
	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	453
	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	453
	Three's Co. Media Group Co. Ltd. Class A	23,300	452
*	Tahoe Group Co. Ltd. Class A (XSHE)	1,471,400	448
	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	550,134	448
*	Inzone Group Co. Ltd. Class A (XSHG)	557,331	447
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSSC)	359,939	447
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSHG)	358,400	445
*	Zheshang Securities Co. Ltd. Class A (XSSC)	257,100	443
*	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	442
	Shanghai DragonNet Technology Co. Ltd. Class A	300,901	442
	Rongan Property Co. Ltd. Class A (XSEC)	1,194,572	441
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	678,255	440
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	607,439	439

		Shares	Market Value ($000)
	Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	438
	Chongqing Yukaifa Co. Ltd. Class A	930,100	437
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	437
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,025,055	437
	Harbin Hatou Investment Co. Ltd. Class A	498,900	436
	Yotrio Group Co. Ltd. Class A (XSEC)	844,600	435
	Duzhe Publishing & Media Co. Ltd. Class A	577,900	434
*	Zhejiang Jingu Co. Ltd. Class A	513,560	433
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	433
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSEC)	330,130	432
	Inmyshow Digital Technology Group Co. Ltd. (XSHG)	338,000	432
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSHE)	187,500	430
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	429
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	99,240	427
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	597,800	426
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSHE)	326,020	426
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	425
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSHE)	613,119	425
	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	424
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	424
*	KAISA JiaYun Technology Inc. Class A	613,020	422
	Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	799,580	422
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	500,150	419
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	928,000	419
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	418
*	China Television Media Ltd. Class A (XSHG)	289,800	416
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	415
	Xiamen Kingdomway Group Co. Class A (XSEC)	77,600	414
*	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	414
	Camel Group Co. Ltd. Class A (XSHG)	190,580	414
*	Ningbo Bird Co. Ltd. Class A	754,500	413
*	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	410
*	Shenzhen Huakong SEG Co. Ltd. Class A	966,000	409

		Shares	Market Value ($000)
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	408
*	Zhongtong Bus Co. Ltd.	528,900	408
*	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	643,190	407
	Shandong Dawn Polymer Co. Ltd. Class A	155,700	403
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSEC)	139,800	402
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	402
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	401
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSEC)	249,626	401
*	ZJBC Information Technology Co. Ltd. Class A	745,962	400
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	400
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSEC)	1,207,220	399
	Inmyshow Digital Technology Group Co. Ltd. (XSSC)	313,157	399
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSEC)	461,800	398
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSSC)	86,772	398
	PharmaBlock Sciences Nanjing Inc. Class A (XSEC)	17,291	397
	MYS Group Co. Ltd. Class A (XSHE)	789,767	397
*	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	553,292	393
*	H&R Century Union Corp. Class A	974,676	393
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	393
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSHE)	481,800	392
	Accelink Technologies Co. Ltd. Class A (XSEC)	92,200	392
	Sanxiang Impression Co. Ltd. Class A	789,300	392
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	89,400	392
*	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A (XSSC)	280,900	391
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	967,702	391
*	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	389
	Shenzhen Energy Group Co. Ltd. Class A (XSEC)	291,400	388
*	Zhejiang Ming Jewelry Co. Ltd. Class A	531,500	388
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSHE)	232,200	387
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSHE)	152,900	387
	Wuhan Keqian Biology Co. Ltd. Class A	87,319	386
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSEC)	94,200	385
	Shanghai New World Co. Ltd. Class A (XSHG)	317,000	385
*	Sinosun Technology Co. Ltd. Class A	271,600	385

		Shares	Market Value ($000)
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSEC)	235,000	383
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	383
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	382
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	381
	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	380
	Longmaster Information & Technology Co. Ltd. Class A (XSEC)	246,300	380
*	Tianjin Realty Development Group Co. Ltd. Class A	1,409,700	378
*	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	377
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	377
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	376
	Shandong Meichen Ecology & Environment Co. Ltd. Class A	900,720	376
	CSG Holding Co. Ltd. Class A	249,200	375
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSEC)	353,100	374
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	374
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	374
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	373
	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	373
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	473,300	373
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	373
*	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	492,033	371
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	371
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSHG)	616,200	371
[3]	BeijingHualian Hypermarket Co. Ltd. Class A	694,945	370
*	Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	851,887	368
	Orient International Enterprise Ltd. Class A	307,800	367
*	Liuzhou Liangmianzhen Co. Ltd. Class A	521,593	367
*	Liaoning Shenhua Holdings Co. Ltd.	1,326,800	366
	Zhejiang NetSun Co. Ltd. Class A (XSEC)	184,600	366
*	Shenzhen Hongtao Group Co. Ltd. Class A	1,043,260	365
	Nantong Jianghai Capacitor Co. Ltd. Class A (XSEC)	118,760	365
*	Shanghai Dragon Corp. Class A	459,900	364
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	362
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	361

		Shares	Market Value ($000)
	China Merchants Property Operation & Service Co. Ltd. Class A (XSEC)	173,700	361
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	931,800	360
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	360
	Guangzhou Grandbuy Co. Ltd. Class A	330,767	360
	Shenzhen ESUN Display Co. Ltd. Class A	136,426	360
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSEC)	451,000	359
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	359
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSSC)	78,247	358
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	548,100	358
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	358
	Caitong Securities Co. Ltd. Class A (XSSC)	235,900	356
*	Saurer Intelligent Technology Co. Ltd. Class A	925,900	356
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSSC)	391,300	355
	Mingsheng Holdings Co. Ltd. Class A	642,355	355
*	Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	355
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSSC)	63,560	354
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	354
*	Simei Media Co. Ltd. Class A	545,937	354
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	352
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	566,627	351
	Sunyard Technology Co. Ltd. (XSSC)	334,854	350
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	349
	Lucky Film Co. Class A (XSHG)	309,500	347
*	Zhejiang Talent Television & Film Co. Ltd. Class A	384,776	347
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	346
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	345
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSSC)	416,916	345
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	345
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	683,200	344
	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	343
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	341
*	Tianjin Tianbao Infrastructure Co. Ltd. Class A	973,611	340
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	338

		Shares	Market Value ($000)
*	Everyday Network Co. Ltd. Class A	206,800	338
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	338
	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	336
	Jinxi Axle Co. Ltd. Class A (XSHG)	640,800	336
	Sichuan Teway Food Group Co. Ltd. Class A	87,350	336
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	335
	Telling Telecommunication Holding Co. Ltd. Class A (XSHE)	257,000	335
*	AECC Aero Science & Technology Co. Ltd. Class A (XSSC)	103,600	335
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	195,598	334
	Maoye Commercial Co. Ltd. Class A (XSHG)	591,102	333
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	333
	Jiangsu Yoke Technology Co. Ltd. Class A (XSEC)	20,100	332
	Guangdong Aofei Data Technology Co. Ltd. Class A	91,980	331
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	327
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	225,600	326
*	Chongqing Sansheng Industrial Co. Ltd. Class A	386,400	326
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSEC)	210,700	324
	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	807,140	323
	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	323
*	Ciwen Media Co. Ltd.	457,009	323
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSEC)	414,800	322
*	Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	322
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	322
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	252,760	322
	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	321
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	321
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	321
	Hainan Poly Pharm Co. Ltd. Class A (XSEC)	46,824	318
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	318
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	317
	MYS Group Co. Ltd. Class A (XSEC)	628,125	316
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	316
	Goldenmax International Technology Ltd. Class A (XSEC)	123,800	315
*	Beijing Interact Technology Co. Ltd. Class A	271,700	315

		Shares	Market Value ($000)
	Zhejiang Hailiang Co. Ltd. Class A (XSEC)	178,300	314
*	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	314
*	Shanghai New Culture Media Group Co. Ltd. Class A	771,900	314
	Shanghai AtHub Co. Ltd. Class A (XSSC)	69,580	310
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	201,768	310
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	309
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSEC)	108,400	308
	Qianhe Condiment & Food Co. Ltd. Class A (XSSC)	82,920	308
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	306
	Bestsun Energy Co. Ltd. Class A	436,100	305
	China Hi-Tech Group Co. Class A (XSHG)	449,600	305
*	China National Complete Plant Import & Export Corp. Ltd. Class A	271,475	305
*	Liaoning Energy Industry Co. Ltd.	605,500	304
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	301
	Rongan Property Co. Ltd. Class A (XSHE)	814,200	301
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	271,420	301
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	127,140	298
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	291,225	297
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	296
	Streamax Technology Co. Ltd. Class A	48,900	296
	Time Publishing & Media Co. Ltd. Class A (XSHG)	261,200	294
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSHE)	521,920	293
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	290
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSHE)	97,600	289
	Greattown Holdings Ltd. Class A (XSSC)	546,421	289
	Suzhou Anjie Technology Co. Ltd. Class A (XSEC)	150,460	289
	Chongqing Dima Industry Co. Ltd. Class A (XSSC)	778,307	289
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	178,724	288
*	Yihua Healthcare Co. Ltd. Class A (XSHE)	495,958	287
	Bear Electric Appliance Co. Ltd. Class A	35,700	287
*	Guangdong Golden Dragon Development Inc. Class A (XSEC)	114,600	286
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSSC)	203,500	285
*	Hubei Mailyard Share Co. Ltd. Class A	357,200	284
*	Alpha Group Class A (XSEC)	339,300	283
	Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	159,604	282
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	282

		Shares	Market Value ($000)
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSEC)	42,321	281
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	481,300	281
	Blue Sail Medical Co. Ltd. Class A (XSEC)	87,564	280
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	280
	Shenzhen Aisidi Co. Ltd. Class A (XSEC)	188,800	277
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	276
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSEC)	52,200	276
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	615,704	276
	Changzheng Engineering Co. Ltd. Class A (XSHG)	115,530	276
	Tech-Bank Food Co. Ltd. Class A (XSEC)	315,280	275
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSEC)	250,100	274
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	274
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	273
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	513,800	271
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	271
*	China Grand Automotive Services Group Co. Ltd. Class A (XSHG)	640,770	271
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	271
	LB Group Co. Ltd. Class A (XSEC)	58,100	270
	CCS Supply Chain Management Co. Ltd. Class A	327,540	270
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	270
	Rastar Group Class A	558,700	269
	Time Publishing & Media Co. Ltd. Class A (XSSC)	239,408	269
*	Pacific Shuanglin Bio-pharmacy Co. Ltd. (XSEC)	55,800	268
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	196,466	267
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	287,900	266
	China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	266
*	Berry Genomics Co. Ltd. Class A (XSEC)	65,305	264
*	Easy Visible Supply Chain Management Co. Ltd. Class A (XSHG)	674,835	264
*	Hubei Kaile Science & Technology Co. Ltd. Class A (XSHG)	371,420	264
	Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	263
	QuantumCTek Co. Ltd. Class A	8,818	263
*	Yihua Healthcare Co. Ltd. Class A (XSEC)	452,475	262
	Shandong Denghai Seeds Co. Ltd. Class A (XSEC)	93,900	260
	Guangdong Topstar Technology Co. Ltd. Class A	88,000	260
	Guomai Technologies Inc. Class A (XSEC)	287,886	259
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	139,600	259

		Shares	Market Value ($000)
*	Talkweb Information System Co. Ltd. Class A (XSEC)	199,607	259
	Guizhou Gas Group Corp. Ltd. Class A (XSSC)	184,400	257
*	Shanghai Shenda Co. Ltd. Class A (XSSC)	427,300	257
	Zhejiang Wanliyang Co. Ltd. Class A (XSHE)	186,300	256
*	Sunny Loan Top Co. Ltd. Class A (XSSC)	358,547	255
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSSC)	241,888	252
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSEC)	420,100	251
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	250
	Avary Holding Shenzhen Co. Ltd. Class A (XSEC)	43,500	249
	Zhejiang Wanma Co. Ltd. Class A (XSHE)	221,800	248
*	CQ Pharmaceutical Holding Co. Ltd. Class A (XSEC)	321,900	248
	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	248
	Hanyu Group Joint-Stock Co. Ltd. Class A	249,500	248
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	247
*	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	247
*	Qtone Education Group Guandong Ltd. Class A (XSEC)	296,692	247
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSEC)	109,800	247
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	246
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSEC)	97,194	246
	Lucky Film Co. Class A (XSSC)	219,191	246
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	246
	LianChuang Electronic Technology Co. Ltd. Class A (XSEC)	90,700	245
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	244
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSEC)	38,500	242
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	280,100	241
*	Tahoe Group Co. Ltd. Class A (XSEC)	788,200	240
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	240
	IReader Technology Co. Ltd. Class A (XSSC)	68,700	238
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	238
	Huaren Pharmaceutical Co. Ltd. Class A (XSHE)	363,900	238
*	Oceanwide Holdings Co. Ltd. Class A (XSEC)	767,000	237
	Ningbo David Medical Device Co. Ltd. Class A (XSHE)	94,800	237
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	235

		Shares	Market Value ($000)
	Shandong Publishing & Media Co. Ltd. Class A (XSSC)	285,200	232
	Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	232
*	STO Express Co. Ltd. Class A (XSEC)	223,899	231
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	417,600	231
	Loncin Motor Co. Ltd. Class A (XSHG)	448,250	231
	Canny Elevator Co. Ltd. Class A (XSEC)	185,877	231
	Hunan Aihua Group Co. Ltd. Class A (XSSC)	42,200	228
*	Tangel Culture Co. Ltd. Class A	416,600	227
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	226
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	521,400	225
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	225
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSHE)	270,600	225
	Jiangsu Gian Technology Co. Ltd. Class A	45,840	224
	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	223
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	294,716	223
*	China Television Media Ltd. Class A (XSSC)	155,437	223
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	222
	C&S Paper Co. Ltd. Class A (XSEC)	72,800	221
*	Yunnan Coal & Energy Co. Ltd. Class A	375,800	221
*	Huayi Brothers Media Corp. Class A (XSHE)	397,100	220
	Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	100,920	219
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	217
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	217
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	216
	Shanghai Pudong Construction Co. Ltd. Class A (XSHG)	227,783	214
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSEC)	187,500	212
	Eoptolink Technology Inc. Ltd. Class A (XSEC)	29,545	210
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	325,200	206
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSHG)	248,200	206
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	165,800	204
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	293,600	203
*	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	203
	Xiamen International Airport Co. Ltd. Class A	84,970	202
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	200

		Shares	Market Value ($000)
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	200
	Hangxiao Steel Structure Co. Ltd. Class A (XSSC)	324,200	197
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	196
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	195
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	121,218	194
*	Beijing Forever Technology Co. Ltd. Class A (XSEC)	171,600	193
*	Zhewen Interactive Group Co. Ltd. Class A (XSSC)	315,140	191
	Zhejiang Semir Garment Co. Ltd. Class A (XSHE)	125,100	189
	Norinco International Cooperation Ltd. Class A	168,845	189
	Shenzhen Comix Group Co. Ltd. Class A	151,600	189
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSHE)	155,280	187
*	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	186
	JL Mag Rare-Earth Co. Ltd. Class A (XSEC)	29,120	184
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSEC)	331,600	183
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	183
*	Grandjoy Holdings Group Co. Ltd. Class A (XSEC)	359,500	180
*	Sichuan Languang Development Co. Ltd. Class A (XSSC)	484,272	179
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	362,236	179
	Shanghai STEP Electric Corp. Class A	134,100	177
*	Xinhuanet Co. Ltd. Class A (XSSC)	67,400	175
*	Sumavision Technologies Co. Ltd. Class A (XSEC)	135,700	173
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSEC)	495,300	173
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSHE)	291,100	173
*	Polaris Bay Group Co. Ltd. Class A (XSSC)	118,400	172
*	Tongding Interconnection Information Co. Ltd. Class A (XSEC)	268,000	171
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSHG)	290,550	171
*	Guangzhou Pearl River Industrial Development Co. Ltd. Class A	342,120	171
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSEC)	35,200	169
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	167
	China Great Wall Securities Co. Ltd. Class A (XSEC)	115,600	166
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSEC)	288,255	162

		Shares	Market Value ($000)
	Guangdong Tapai Group Co. Ltd. Class A (XSEC)	110,900	161
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSSC)	267,700	161
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	448,520	161
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSEC)	49,700	160
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	393,700	160
*	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	96,388	160
	PCI Technology Group Co. Ltd. Class A (XSSC)	135,900	158
	CGN Nuclear Technology Development Co. Ltd. Class A (XSEC)	108,598	158
	Beijing eGOVA Co. Ltd. Class A (XSHE)	88,441	158
	YanTai Shuangta Food Co. Ltd. Class A (XSEC)	90,500	158
	China Publishing & Media Co. Ltd. Class A (XSSC)	191,600	157
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSEC)	138,500	156
	Tongyu Communication Inc. Class A (XSEC)	55,500	156
	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	64,297	153
	Hytera Communications Corp. Ltd. Class A (XSEC)	219,500	151
	Shenzhen Desay Battery Technology Co. Class A (XSEC)	23,345	150
	Guangdong Dowstone Technology Co. Ltd. Class A (XSHE)	36,700	149
	Longshine Technology Group Co. Ltd. Class A (XSEC)	52,000	147
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	147
*	Innuovo Technology Co. Ltd. Class A (XSEC)	158,700	147
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	147
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSEC)	100,200	146
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSSC)	46,620	144
	Shantou Dongfeng Printing Co. Ltd. Class A	154,800	144
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	144
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	144
	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	143
	Shaanxi International Trust Co. Ltd. Class A (XSEC)	298,400	142
*	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	142
	Shanghai Huayi Group Co. Ltd. Class A (XSSC)	92,600	141
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSHG)	226,569	141

		Shares	Market Value ($000)
*	Tianfeng Securities Co. Ltd. Class A (XSSC)	209,400	139
	China Enterprise Co. Ltd. Class A (XSSC)	325,000	137
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSSC)	60,430	136
	Hainan Strait Shipping Co. Ltd. Class A (XSEC)	152,250	135
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	135
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSEC)	206,900	135
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	134
*	Inspur Software Co. Ltd. Class A (XSHG)	64,900	130
	Shandong Xiantan Co. Ltd. Class A (XSEC)	125,850	130
	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	219,000	129
*	Shunfa Hengye Corp. Class A (XSEC)	271,120	127
	Longmaster Information & Technology Co. Ltd. Class A (XSHE)	82,600	127
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	125
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	124
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSEC)	259,700	123
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSEC)	58,900	122
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	118
*	Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	117
	263 Network Communications Co. Ltd. Class A (XSEC)	194,200	115
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSEC)	105,700	114
	China Bester Group Telecom Co. Ltd. Class A (XSSC)	52,000	114
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	114
*	China Dive Corp. Ltd. Class A (XSEC)	26,600	112
*	Chongqing Brewery Co. Ltd. Class A (XSSC)	4,600	110
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	171,350	110
	Toly Bread Co. Ltd. Class A (XSSC)	25,340	109
	Tangrenshen Group Co. Ltd. Class A (XSEC)	120,100	109
	Jiangsu Huaxicun Co. Ltd. Class A (XSEC)	95,200	107
	Qingdao Rural Commercial Bank Corp. Class A (XSEC)	177,200	107
	YGSOFT Inc. Class A (XSEC)	97,500	106
*	Jiangsu Etern Co. Ltd. Class A (XSSC)	195,000	106
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	104
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	98,000	102
	Infore Environment Technology Group Co. Ltd. Class A (XSEC)	105,300	101

		Shares	Market Value ($000)
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSEC)	145,900	100
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	99
	Better Life Commercial Chain Share Co. Ltd. Class A (XSEC)	94,200	98
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSEC)	207,400	96
	Sunyard Technology Co. Ltd. (XSHG)	91,600	96
	Jiangling Motors Corp. Ltd. Class A (XSEC)	31,900	92
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSSC)	72,280	90
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSHG)	89,440	90
	Zhejiang NetSun Co. Ltd. Class A (XSHE)	45,000	89
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	89
	Dlg Exhibitions & Events Corp. Ltd. Class A	71,800	88
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSEC)	124,000	86
	Zhejiang Huatong Meat Products Co. Ltd. Class A	65,700	85
	Bank of Changsha Co. Ltd. Class A (XSSC)	69,300	84
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	82
*	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	81
	Vatti Corp. Ltd. Class A (XSEC)	73,700	79
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	67,400	79
*	Enjoyor Co. Ltd. Class A (XSHE)	56,200	77
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSEC)	70,600	75
*	Easy Visible Supply Chain Management Co. Ltd. Class A (XSSC)	189,800	74
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A (XSSC)	34,300	74
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSEC)	34,100	73
*	HyUnion Holding Co. Ltd. Class A (XSEC)	87,800	71
*	Shanghai Topcare Medical Services Co. Ltd. (XSSC)	27,800	70
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	112,142	70
	Shenzhen Anche Technologies Co. Ltd. Class A (XSEC)	18,400	69
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	48,721	69
*	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	67
	Bank of Qingdao Co. Ltd. Class A (XSEC)	92,400	66
	Goldcard Smart Group Co. Ltd. (XSEC)	35,510	66
	Beijing VRV Software Corp. Ltd. Class A (XSEC)	73,500	65
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	65
	Changhong Meiling Co. Ltd. Class B	231,154	64

		Shares	Market Value ($000)
*	Hybio Pharmaceutical Co. Ltd. Class A (XSHE)	80,700	64
*	China Calxon Group Co. Ltd. Class A (XSEC)	109,448	63
*	Inzone Group Co. Ltd. Class A (XSSC)	78,132	63
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSEC)	29,000	60
*	Qtone Education Group Guandong Ltd. Class A (XSHE)	70,900	59
	Zhejiang Meida Industrial Co. Ltd. Class A (XSHE)	24,400	57
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	56
	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	56
	Shenzhen Center Power Tech Co. Ltd. Class A (XSEC)	17,600	52
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSEC)	10,400	45
	Shanghai Haixin Group Co. Class A	32,500	45
*	Luoniushan Co. Ltd. Class A (XSEC)	40,200	42
	Shenzhen Das Intellitech Co. Ltd. Class A (XSEC)	71,600	41
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSSC)	71,500	36
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,524	31
	Eastern Communications Co. Ltd. Class B	63,500	30
	Lu Thai Textile Co. Ltd. Class A	35,300	30
	Yunda Holding Co. Ltd. Class A (XSEC)	14,427	29
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	27
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A (XSSC)	19,087	26
	Guangxi Wuzhou Communications Co. Ltd. Class A	47,100	26
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSEC)	3,050	24
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A (XSHG)	15,062	20
	Shanghai Pudong Construction Co. Ltd. Class A (XSSC)	15,741	15
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	9,700	11
	China Hi-Tech Group Co. Class A (XSSC)	16,500	11
*,3	Shenwu Environmental Technology Co. Ltd.	616,265	11
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	10
	Transfar Zhilian Co. Ltd. Class A	622	1
*,2,3	Midas Holdings Ltd.	202,000	—
*,1,3	Tianhe Chemicals Group Ltd.	57,304,542	—
*,2,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*,3	Hua Han Health Industry Holdings Ltd.	13,993,028	—
			40,511,347
Colombia (0.2%)
	Bancolombia SA ADR	1,617,690	46,023
	Interconexion Electrica SA ESP	6,390,389	35,956
	Ecopetrol SA	42,707,437	28,997

		Shares	Market Value ($000)
	Bancolombia SA	2,269,755	15,861
	Ecopetrol SA ADR	1,025,281	13,852
	Grupo Aval Acciones y Valores SA Preference Shares	48,956,397	12,927
	Grupo de Inversiones Suramericana SA	2,596,353	11,583
	Grupo Argos SA	4,309,947	11,214
	Banco Davivienda SA Preference Shares	1,482,616	10,972
	Cementos Argos SA	7,115,548	10,266
	Bancolombia SA Preference Shares	1,201,548	8,613
*	Corp. Financiera Colombiana SA	1,085,123	8,193
	Grupo de Inversiones Suramericana SA Preference Shares	1,574,290	6,609
	Grupo Aval Acciones y Valores SA ADR	652,479	3,406
			224,472
Czech Republic (0.1%)
	CEZ A/S	2,274,412	63,093
*	Komercni banka A/S	1,088,156	40,393
*,1	Moneta Money Bank A/S	3,055,805	12,411
	O2 Czech Republic A/S	493,097	6,019
	Philip Morris CR A/S	6,097	4,118
			126,034
Egypt (0.1%)
*	Commercial International Bank Egypt SAE	17,884,437	65,071
*	Egypt Kuwait Holding Co. SAE	11,745,480	11,687
	Eastern Co. SAE	14,144,020	10,598
*	Egyptian Financial Group-Hermes Holding Co.	11,365,371	8,390
	Talaat Moustafa Group	14,061,132	6,442
	ElSewedy Electric Co.	10,308,046	5,784
	Telecom Egypt Co.	4,931,977	4,417
	Six of October Development & Investment	3,326,445	3,532
*	Alexandria Mineral Oils Co.	13,227,153	3,005
	Palm Hills Developments SAE	20,332,470	2,413
	Medinet Nasr Housing	10,978,548	2,294
	Oriental Weavers	3,372,486	1,776
	Heliopolis Housing	4,890,760	1,518
*	Pioneers Holding for Financial Investments SAE	4,431,189	1,331
			128,258
Greece (0.3%)
	Hellenic Telecommunications Organization SA	3,265,792	59,595
	OPAP SA	2,866,767	41,410
*	Alpha Services & Holdings SA	28,788,172	37,176
*	Eurobank Ergasias Services & Holdings SA	32,569,214	30,697
	Mytilineos SA	1,507,566	27,963
	JUMBO SA	1,524,562	24,221
*	National Bank of Greece SA	7,371,968	20,875
*	Public Power Corp. SA	1,645,606	17,665
*	Piraeus Financial Holdings SA	7,500,267	12,897
*	Motor Oil Hellas Corinth Refineries SA	788,339	12,670
*	LAMDA Development SA	949,434	9,489
*	GEK Terna Holding Real Estate Construction SA	809,772	9,143
	Terna Energy SA	589,333	7,920

		Shares	Market Value ($000)
	Athens Water Supply & Sewage Co. SA	589,747	5,518
	Hellenic Petroleum SA	758,665	5,191
	Holding Co. ADMIE IPTO SA	1,577,580	4,864
	Sarantis SA	436,033	4,553
	Viohalco SA	787,919	4,196
	Hellenic Exchanges - Athens Stock Exchange SA	817,635	3,870
*	Fourlis Holdings SA	595,885	2,946
*	Ellaktor SA	1,797,502	2,751
*,3	FF Group	397,542	2,264
*	Ellaktor SA Rights Exp. 8/3/21	1,797,502	520
*	Aegean Airlines SA	73,323	470
			348,864
Hong Kong (0.0%)
*,2,3	HengTen Networks Group Ltd.	31,886,709	14,302
*,3	SMI Holdings Group Ltd.	18,314,748	5,515
*,3	Tech Pro Technology Development Ltd.	122,060,000	1,068
*,3	Real Nutriceutical Group Ltd.	1,315,000	34
			20,919
Hungary (0.3%)
*	OTP Bank Nyrt.	3,122,356	168,376
	Richter Gedeon Nyrt.	2,025,674	55,576
*	MOL Hungarian Oil & Gas plc	4,876,420	38,849
	Magyar Telekom Telecommunications plc	5,702,700	8,070
*	Opus Global Nyrt.	3,119,542	2,461
			273,332
India (13.6%)
	Reliance Industries Ltd.	43,529,506	1,193,234
	Infosys Ltd.	49,874,932	1,086,970
	Housing Development Finance Corp. Ltd.	23,978,609	789,367
	Tata Consultancy Services Ltd.	13,943,317	594,455
	Hindustan Unilever Ltd.	12,281,390	385,893
*	Axis Bank Ltd.	31,628,245	302,008
	Bajaj Finance Ltd.	3,167,863	265,949
	Asian Paints Ltd.	6,280,893	249,906
	Bharti Airtel Ltd.	31,843,109	240,868
	HCL Technologies Ltd.	15,265,051	210,494
	Larsen & Toubro Ltd.	9,534,705	205,742
	Tata Steel Ltd.	10,652,346	205,732
	ICICI Bank Ltd.	21,806,132	200,581
	Maruti Suzuki India Ltd.	1,782,907	167,516
*	UltraTech Cement Ltd.	1,630,370	167,167
	Sun Pharmaceutical Industries Ltd.	15,791,294	164,426
	JSW Steel Ltd.	14,290,220	141,767
	Mahindra & Mahindra Ltd.	12,756,001	127,684
	Tech Mahindra Ltd.	7,628,047	124,180
	Titan Co. Ltd.	5,378,560	124,148
	Nestle India Ltd.	505,518	120,342
	ITC Ltd.	41,486,639	114,390
*	Divi's Laboratories Ltd.	1,723,642	113,713
	State Bank of India	18,883,344	109,781
	Hindalco Industries Ltd.	18,188,282	108,973
	Bajaj Finserv Ltd.	554,407	106,282
	Wipro Ltd.	13,187,068	104,226
*,1	Avenue Supermarts Ltd.	2,146,198	101,078
	Grasim Industries Ltd.	4,828,319	100,893

		Shares	Market Value ($000)
	Adani Ports & Special Economic Zone Ltd.	10,584,664	96,183
	NTPC Ltd.	58,470,777	92,993
[1]	HDFC Life Insurance Co. Ltd.	10,278,018	91,809
	UPL Ltd.	7,600,353	82,802
	Bharat Petroleum Corp. Ltd.	13,581,579	81,506
*	Cipla Ltd.	6,511,914	80,582
[1]	SBI Life Insurance Co. Ltd.	5,425,490	80,272
	Tata Consumer Products Ltd.	7,644,909	77,776
	Britannia Industries Ltd.	1,663,468	76,647
	Apollo Hospitals Enterprise Ltd.	1,391,660	75,536
	Info Edge India Ltd.	1,039,512	73,022
	Power Grid Corp. of India Ltd.	31,670,691	72,976
	Adani Enterprises Ltd.	3,731,568	71,279
	Vedanta Ltd.	17,328,515	70,500
	Shree Cement Ltd.	182,441	69,436
*	Godrej Consumer Products Ltd.	5,212,150	69,242
	Pidilite Industries Ltd.	2,224,612	68,195
	Oil & Natural Gas Corp. Ltd.	43,136,089	66,818
*	Tata Motors Ltd.	16,673,205	66,028
*	Eicher Motors Ltd.	1,932,570	65,822
*	Adani Green Energy Ltd.	5,498,638	64,988
	Dabur India Ltd.	7,664,248	61,920
	Hero MotoCorp Ltd.	1,640,657	61,019
	Dr Reddy's Laboratories Ltd.	938,923	59,496
[1]	ICICI Lombard General Insurance Co. Ltd.	2,910,710	57,801
	Ambuja Cements Ltd.	10,015,712	55,448
	Havells India Ltd.	3,485,700	55,077
*	Jubilant Foodworks Ltd.	1,059,310	53,886
	Bajaj Auto Ltd.	1,041,645	53,686
	Indus Towers Ltd.	17,622,674	52,699
*	Motherson Sumi Systems Ltd.	16,077,931	50,780
	Shriram Transport Finance Co. Ltd.	2,703,486	50,703
	Piramal Enterprises Ltd.	1,622,649	50,657
	Lupin Ltd.	3,265,064	48,651
	Marico Ltd.	6,543,913	48,144
	Indian Oil Corp. Ltd.	34,311,207	47,599
	Aurobindo Pharma Ltd.	3,851,374	47,504
	Coal India Ltd.	24,154,899	46,579
	Adani Total Gas Ltd.	3,816,509	45,908
	Tata Power Co. Ltd.	26,959,651	45,388
[1]	Bandhan Bank Ltd.	11,385,737	44,645
*	Max Financial Services Ltd.	2,954,176	44,565
*	Tata Motors Ltd. Class A	23,565,026	44,414
	Colgate-Palmolive India Ltd.	1,910,497	43,798
*	SBI Cards & Payment Services Ltd.	3,096,426	43,179
	GAIL India Ltd.	22,947,767	43,081
	Crompton Greaves Consumer Electricals Ltd.	6,522,160	42,778
*	Mphasis Ltd.	1,217,385	42,577
	Voltas Ltd.	2,919,119	41,616
[1]	Laurus Labs Ltd.	4,778,966	41,249
	SRF Ltd.	351,447	40,929
	Balkrishna Industries Ltd.	1,267,669	40,505
	DLF Ltd.	8,887,974	40,413
[1]	ICICI Prudential Life Insurance Co. Ltd.	4,657,542	39,653
	PI Industries Ltd.	973,875	38,629

		Shares	Market Value ($000)
	Berger Paints India Ltd.	3,386,054	38,419
	Indraprastha Gas Ltd.	5,070,494	38,070
	Wipro Ltd. ADR	4,551,838	37,917
	MRF Ltd.	34,311	36,896
*	United Spirits Ltd.	4,263,699	36,785
*,1	AU Small Finance Bank Ltd.	2,205,969	36,250
	State Bank of India GDR	610,858	35,450
	Dr Reddy's Laboratories Ltd. ADR	562,871	35,208
	Aarti Industries Ltd.	2,757,523	34,705
	Astral Ltd.	1,231,392	34,525
	Cholamandalam Investment & Finance Co. Ltd.	5,370,559	34,393
[1]	Larsen & Toubro Infotech Ltd.	543,193	34,231
	Hindustan Petroleum Corp. Ltd.	9,654,416	33,923
*	Jindal Steel & Power Ltd.	5,811,209	33,788
	Zee Entertainment Enterprises Ltd.	12,151,077	33,172
	Bharat Electronics Ltd.	13,290,440	33,018
	Bharat Forge Ltd.	3,156,227	32,810
[1]	HDFC Asset Management Co. Ltd.	849,666	32,631
	Siemens Ltd.	1,232,551	32,403
*	Ashok Leyland Ltd.	17,882,560	32,004
	Container Corp. of India Ltd.	3,678,791	31,911
	Trent Ltd.	2,503,416	31,090
*	Dixon Technologies India Ltd.	536,796	31,065
	Page Industries Ltd.	72,769	30,870
	Tata Communications Ltd.	1,589,651	30,862
	Sundaram Finance Ltd.	875,782	30,737
*,1	InterGlobe Aviation Ltd.	1,388,016	30,694
	ACC Ltd.	933,304	30,075
	Deepak Nitrite Ltd.	1,076,410	29,536
	Muthoot Finance Ltd.	1,401,905	29,313
	Power Finance Corp. Ltd.	16,623,457	29,075
	Petronet LNG Ltd.	9,873,788	28,978
	Atul Ltd.	237,396	28,894
	Torrent Pharmaceuticals Ltd.	696,709	28,777
*	Biocon Ltd.	5,491,074	28,553
	Cadila Healthcare Ltd.	3,575,011	28,180
	NMDC Ltd.	11,504,626	28,105
*	IDFC First Bank Ltd.	39,946,825	27,957
	Embassy Office Parks REIT	5,726,800	27,850
	Navin Fluorine International Ltd.	563,825	27,743
	Steel Authority of India Ltd.	14,212,442	27,180
	Tata Elxsi Ltd.	475,277	27,005
	Persistent Systems Ltd.	607,034	25,704
	Federal Bank Ltd.	21,759,272	25,625
*	APL Apollo Tubes Ltd.	1,081,354	25,409
	REC Ltd.	12,464,262	25,350
	Ipca Laboratories Ltd.	888,922	25,152
	Gujarat Gas Ltd.	2,613,385	25,137
	Mindtree Ltd.	640,454	24,680
*	Power Grid Corp. of India Ltd.	10,556,897	24,280
[1]	Dr Lal PathLabs Ltd.	507,039	24,275
*	Fortis Healthcare Ltd.	7,126,662	24,060
	Tata Chemicals Ltd.	2,253,641	23,173
	TVS Motor Co. Ltd.	2,956,250	23,068
	LIC Housing Finance Ltd.	4,157,621	22,993
*	Godrej Properties Ltd.	1,063,783	22,942

		Shares	Market Value ($000)
	Indian Railway Catering & Tourism Corp. Ltd.	724,362	22,739
	Manappuram Finance Ltd.	8,023,660	22,405
	Torrent Power Ltd.	3,601,787	22,067
*	Dalmia Bharat Ltd.	763,504	22,003
	Ramco Cements Ltd.	1,473,270	21,672
	Supreme Industries Ltd.	759,728	21,453
	Bosch Ltd.	105,756	21,306
	Tube Investments of India Ltd.	1,402,819	21,136
	Bajaj Holdings & Investment Ltd.	381,308	20,632
	Reliance Industries Ltd.	1,084,144	20,615
	Coromandel International Ltd.	1,642,631	20,276
	Cummins India Ltd.	1,740,975	19,962
*	Bata India Ltd.	898,891	19,601
	Oracle Financial Services Software Ltd.	332,480	19,296
	United Breweries Ltd.	1,003,016	19,273
	Honeywell Automation India Ltd.	32,906	18,920
	Emami Ltd.	2,484,732	18,697
	Indian Hotels Co. Ltd.	9,496,090	18,578
	Amara Raja Batteries Ltd.	1,904,523	18,441
	Indiabulls Housing Finance Ltd.	4,972,468	18,438
	Coforge Ltd.	266,470	18,228
	Natco Pharma Ltd.	1,314,482	18,097
	Mahindra & Mahindra Financial Services Ltd.	8,781,933	17,887
	JSW Energy Ltd.	5,255,705	17,853
	Gujarat State Petronet Ltd.	3,804,214	17,725
[1]	L&T Technology Services Ltd.	350,674	17,498
	Glenmark Pharmaceuticals Ltd.	2,118,932	17,319
*	Relaxo Footwears Ltd.	1,109,820	17,166
	ABB India Ltd.	745,183	17,039
*	Adani Power Ltd.	13,042,417	16,823
	Varun Beverages Ltd.	1,616,495	16,555
*,1	RBL Bank Ltd.	6,306,471	16,395
	Rajesh Exports Ltd.	1,961,684	16,347
	Alkem Laboratories Ltd.	349,447	16,231
*	JK Cement Ltd.	367,214	16,089
	National Aluminium Co. Ltd.	12,660,224	15,952
*	AIA Engineering Ltd.	589,136	15,849
	Kansai Nerolac Paints Ltd.	1,875,448	15,793
	Apollo Tyres Ltd.	5,218,588	15,711
	Cyient Ltd.	1,178,096	15,634
	Escorts Ltd.	977,252	15,591
	Pfizer Ltd.	197,366	15,584
	IIFL Finance Ltd.	3,779,432	15,380
*	Oberoi Realty Ltd.	1,695,843	15,310
*	Dhani Services Ltd.	4,892,568	15,172
	Redington India Ltd.	3,436,478	15,145
*,1	Syngene International Ltd.	1,738,022	14,944
	Sundram Fasteners Ltd.	1,436,650	14,770
*	Bank of Baroda	13,454,578	14,540
*	Bharat Heavy Electricals Ltd.	18,062,817	14,460
	Hindustan Zinc Ltd.	3,236,547	13,969
	Kajaria Ceramics Ltd.	1,017,283	13,600
*	Aditya Birla Fashion & Retail Ltd.	4,441,273	13,416
	Castrol India Ltd.	7,209,012	13,416
	Bayer CropScience Ltd.	169,840	13,191
	Whirlpool of India Ltd.	444,162	13,148

		Shares	Market Value ($000)
*	Vodafone Idea Ltd.	117,248,455	13,007
*	PVR Ltd.	675,538	12,763
	Central Depository Services India Ltd.	711,593	12,758
*	3M India Ltd.	38,152	12,652
[1]	Indian Energy Exchange Ltd.	2,167,923	12,580
	JB Chemicals & Pharmaceuticals Ltd.	511,713	12,482
*	Aditya Birla Capital Ltd.	7,900,988	12,323
	GlaxoSmithKline Pharmaceuticals Ltd.	552,415	11,948
[1]	Metropolis Healthcare Ltd.	310,962	11,894
	Sanofi India Ltd.	104,954	11,791
*	L&T Finance Holdings Ltd.	9,835,711	11,706
*	IDFC Ltd.	15,013,367	11,701
	Birlasoft Ltd.	2,148,831	11,618
*	Intellect Design Arena Ltd.	1,150,348	11,576
	Can Fin Homes Ltd.	1,587,225	11,540
*	Jubilant Pharmova Ltd.	1,233,446	11,395
*	Aavas Financiers Ltd.	335,367	11,365
	NHPC Ltd.	31,985,425	11,295
	Polycab India Ltd.	451,260	11,232
	Radico Khaitan Ltd.	917,031	11,153
[1]	Nippon Life India Asset Management Ltd.	2,070,254	11,106
	Schaeffler India Ltd.	120,469	11,102
*,1	IndiaMart InterMesh Ltd.	115,285	11,093
*,1	Endurance Technologies Ltd.	475,675	11,081
	Mahanagar Gas Ltd.	705,370	11,070
*	Amber Enterprises India Ltd.	268,693	10,797
	Exide Industries Ltd.	4,478,810	10,767
	Suven Pharmaceuticals Ltd.	1,577,488	10,752
	Sterlite Technologies Ltd.	2,687,200	10,551
*	Phoenix Mills Ltd.	904,871	10,534
[1]	Quess Corp. Ltd.	897,150	10,498
[1]	Eris Lifesciences Ltd.	976,289	10,384
	Firstsource Solutions Ltd.	3,955,143	10,373
	City Union Bank Ltd.	5,099,370	10,308
*	Just Dial Ltd.	787,786	10,246
	Tanla Platforms Ltd.	792,537	10,174
	CESC Ltd.	893,985	10,077
	Vaibhav Global Ltd.	890,065	9,944
	Chambal Fertilizers & Chemicals Ltd.	2,409,688	9,881
	Sonata Software Ltd.	949,083	9,865
	Granules India Ltd.	1,932,825	9,864
	CRISIL Ltd.	261,297	9,790
	Computer Age Management Services Ltd.	217,322	9,770
	Zydus Wellnes Ltd.	332,929	9,584
	Cholamandalam Financial Holdings Ltd.	1,064,898	9,487
	KEC International Ltd.	1,649,456	9,465
	Minda Industries Ltd.	923,328	9,256
	Ajanta Pharma Ltd.	297,718	9,176
	Blue Star Ltd.	796,042	9,032
*	GMR Infrastructure Ltd.	23,559,848	9,010
[1]	ICICI Securities Ltd.	922,560	9,010
*	Suzlon Energy Ltd.	106,084,880	8,993
*	Graphite India Ltd.	942,482	8,977
	Sun TV Network Ltd.	1,144,188	8,928
*	Canara Bank	4,260,590	8,787
	Vinati Organics Ltd.	327,472	8,723

		Shares	Market Value ($000)
*,1	General Insurance Corp. of India	3,561,574	8,651
	Balrampur Chini Mills Ltd.	1,678,182	8,616
*	EID Parry India Ltd.	1,465,134	8,609
	Gillette India Ltd.	106,818	8,603
	Oil India Ltd.	3,797,282	8,521
	Thermax Ltd.	432,538	8,257
	Orient Electric Ltd.	1,898,504	8,226
*	CG Power & Industrial Solutions Ltd.	7,744,668	8,178
	Zensar Technologies Ltd.	1,459,612	8,173
*	TeamLease Services Ltd.	138,036	7,912
	Aegis Logistics Ltd.	1,834,645	7,896
*	Prestige Estates Projects Ltd.	1,701,475	7,797
	Lakshmi Machine Works Ltd.	66,724	7,749
*,1	PNB Housing Finance Ltd.	848,982	7,686
	Welspun India Ltd.	4,268,646	7,670
	Sumitomo Chemical India Ltd.	1,342,393	7,656
	Rain Industries Ltd.	2,170,457	7,653
	EPL Ltd.	2,301,513	7,641
	India Cements Ltd.	2,915,434	7,541
*	Godrej Industries Ltd.	1,025,254	7,536
*	Punjab National Bank	14,175,800	7,533
	HEG Ltd.	245,224	7,488
	Edelweiss Financial Services Ltd.	6,063,160	7,483
	Hindustan Aeronautics Ltd.	493,050	7,405
	DCM Shriram Ltd.	590,378	7,388
[1]	Mindspace Business Parks REIT	1,924,400	7,338
*	Ratnamani Metals & Tubes Ltd.	253,887	7,324
	NCC Ltd.	6,041,621	7,146
	eClerx Services Ltd.	233,523	7,056
	Rallis India Ltd.	1,599,947	6,983
*	Strides Pharma Science Ltd.	668,159	6,930
*	Narayana Hrudayalaya Ltd.	1,050,546	6,927
*	Indiabulls Real Estate Ltd.	3,358,082	6,835
*	Brigade Enterprises Ltd.	1,542,034	6,767
	Alembic Pharmaceuticals Ltd.	637,088	6,748
*	Bombay Burmah Trading Co.	399,774	6,671
	Akzo Nobel India Ltd.	218,316	6,670
*	Westlife Development Ltd.	871,989	6,582
*,1	Godrej Agrovet Ltd.	687,193	6,448
	Motilal Oswal Financial Services Ltd.	494,126	6,273
	Finolex Cables Ltd.	884,569	6,211
*	Infibeam Avenues Ltd.	10,335,474	6,131
*	V-Mart Retail Ltd.	114,492	5,976
	Timken India Ltd.	280,807	5,909
*	Affle India Ltd.	103,362	5,837
	Great Eastern Shipping Co. Ltd.	1,269,199	5,807
	Procter & Gamble Health Ltd.	79,145	5,701
*	CreditAccess Grameen Ltd.	634,395	5,677
	TTK Prestige Ltd.	47,146	5,538
	V-Guard Industries Ltd.	1,625,022	5,441
	Bajaj Consumer Care Ltd.	1,406,214	5,402
	JM Financial Ltd.	3,770,204	5,384
	NBCC India Ltd.	7,751,625	5,371
	Gujarat Pipavav Port Ltd.	3,574,853	5,331
*	Bank of India	5,234,255	5,239
*	Alok Industries Ltd.	15,821,397	5,229
	Avanti Feeds Ltd.	592,609	5,069
*	Ceat Ltd.	271,842	4,966

		Shares	Market Value ($000)
*	Mahindra CIE Automotive Ltd.	1,370,520	4,966
*	KRBL Ltd.	1,307,115	4,817
*	EIH Ltd.	3,149,370	4,714
	Sobha Ltd.	522,118	4,185
*	IRB Infrastructure Developers Ltd.	1,849,471	4,096
	Century Textiles & Industries Ltd.	371,197	3,977
	AstraZeneca Pharma India Ltd.	86,982	3,935
	Gateway Distriparks Ltd.	1,025,928	3,894
*	Sun Pharma Advanced Research Co. Ltd.	1,060,355	3,869
*	Union Bank of India	7,749,795	3,845
	Jindal Saw Ltd.	2,047,039	3,834
	PTC India Ltd.	2,745,224	3,724
	Karur Vysya Bank Ltd.	5,618,887	3,677
*	Yes Bank Ltd.	21,002,133	3,606
*	WABCO India Ltd.	35,923	3,514
	Kaveri Seed Co. Ltd.	354,789	3,438
	Vakrangee Ltd.	7,065,244	3,431
*	Wockhardt Ltd.	475,809	3,388
[1]	Dilip Buildcon Ltd.	440,610	3,334
*	IFCI Ltd.	16,868,857	3,275
	Welspun Corp. Ltd.	1,719,548	3,206
	Care Ratings Ltd.	303,379	2,965
	Indian Bank	1,560,105	2,918
*	DCB Bank Ltd.	2,053,949	2,907
*	TV18 Broadcast Ltd.	5,500,453	2,895
	Symphony Ltd.	223,751	2,845
*	Future Retail Ltd.	3,183,519	2,619
	Equitas Holdings Ltd.	1,448,624	2,514
*	Raymond Ltd.	387,920	2,301
	Multi Commodity Exchange of India Ltd.	99,264	2,140
*	Mangalore Refinery & Petrochemicals Ltd.	3,416,852	2,056
*	South Indian Bank Ltd.	13,773,631	1,995
	Engineers India Ltd.	1,624,165	1,641
[1]	Indian Railway Finance Corp. Ltd.	5,125,542	1,586
*	Karnataka Bank Ltd.	1,944,930	1,583
*	Hindustan Construction Co. Ltd.	9,420,683	1,478
*	Future Consumer Ltd.	10,344,782	1,150
	GE Power India Ltd.	196,440	880
*	JK Lakshmi Cement Ltd.	21,605	201
	PNC Infratech Ltd.	33,895	144
*	Magma Fincorp Ltd.	59,077	138
*	DRC Systems India Ltd.	6,742	26
*,3	Amtek Auto Ltd.	472,160	17
			14,921,129
Indonesia (1.3%)
	Bank Central Asia Tbk. PT	131,008,450	270,448
	Bank Rakyat Indonesia Persero Tbk. PT	722,760,458	185,422
	Telkom Indonesia Persero Tbk. PT	636,200,052	142,610
	Bank Mandiri Persero Tbk. PT	252,503,675	99,493
	Astra International Tbk. PT	278,793,181	91,030
	Charoen Pokphand Indonesia Tbk. PT	101,461,123	42,990
	Sarana Menara Nusantara Tbk. PT	344,094,100	34,856
	Bank Negara Indonesia Persero Tbk. PT	95,557,576	31,559
	Tower Bersama Infrastructure Tbk. PT	140,225,685	31,146
	United Tractors Tbk. PT	20,743,727	28,067
*	Indofood Sukses Makmur Tbk. PT	60,233,908	25,319
	Barito Pacific Tbk. PT	344,684,350	23,128

		Shares	Market Value ($000)
	Kalbe Farma Tbk. PT	262,065,984	22,840
	Unilever Indonesia Tbk. PT	78,163,255	22,830
	Semen Indonesia Persero Tbk. PT	40,980,910	21,839
	Aneka Tambang Tbk.	117,791,010	20,527
*	Indofood CBP Sukses Makmur Tbk. PT	31,083,547	17,452
	Indah Kiat Pulp & Paper Tbk. PT	36,413,368	17,116
	Adaro Energy Tbk. PT	178,258,079	16,463
	Gudang Garam Tbk. PT	5,919,630	13,440
	Mitra Keluarga Karyasehat Tbk. PT	74,581,300	13,360
*	Surya Citra Media Tbk. PT	81,365,331	12,944
	Ciputra Development Tbk. PT	207,469,250	12,412
	Indocement Tunggal Prakarsa Tbk. PT	19,484,601	11,864
	Japfa Comfeed Indonesia Tbk. PT	104,029,100	11,241
	Vale Indonesia Tbk. PT	27,185,247	10,340
*	Perusahaan Gas Negara Tbk. PT	150,891,579	10,178
*	Summarecon Agung Tbk. PT	188,912,608	9,805
*	Pakuwon Jati Tbk. PT	346,603,867	9,593
	XL Axiata Tbk. PT	51,370,098	9,563
	Ace Hardware Indonesia Tbk. PT	103,231,456	9,430
	Hanjaya Mandala Sampoerna Tbk. PT	123,742,574	8,951
	Bukit Asam Tbk. PT	56,766,544	8,754
*	Lippo Karawaci Tbk. PT	825,285,488	8,511
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,696,200	8,348
*	Jasa Marga Persero Tbk. PT	30,445,604	8,299
*	Smartfren Telecom Tbk. PT	795,393,600	8,245
*	Bumi Serpong Damai Tbk. PT	112,504,201	7,269
*	Bank Syariah Indonesia Tbk. PT	39,927,187	7,265
	Indo Tambangraya Megah Tbk. PT	5,875,980	6,888
*	Mayora Indah Tbk. PT	40,570,500	6,167
*	Indosat Tbk. PT	13,532,700	5,523
	AKR Corporindo Tbk. PT	22,157,425	5,516
	Bank BTPN Syariah Tbk. PT	32,837,600	5,383
*	Medco Energi Internasional Tbk. PT	142,792,042	4,815
*	Bank Bukopin Tbk. PT	167,471,600	4,731
*	Bank Tabungan Negara Persero Tbk. PT	50,224,738	4,565
*	Mitra Adiperkasa Tbk. PT	98,246,126	4,214
*	Timah Tbk. PT	35,634,874	4,104
*	Matahari Department Store Tbk. PT	30,406,367	3,798
*	Media Nusantara Citra Tbk. PT	67,013,424	3,661
*	Waskita Karya Persero Tbk. PT	55,410,398	3,354
*	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	2,926
	Astra Agro Lestari Tbk. PT	5,273,013	2,900
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	33,538,499	2,842
*	Panin Financial Tbk. PT	217,571,731	2,726
*	Wijaya Karya Persero Tbk. PT	41,029,470	2,613
*	Bank Pan Indonesia Tbk. PT	50,780,400	2,561
*	Kresna Graha Investama Tbk. PT	181,775,948	2,062
*	Global Mediacom Tbk. PT	105,147,203	1,904
*	PP Persero Tbk. PT	32,052,095	1,864
*	Alam Sutera Realty Tbk. PT	164,634,154	1,777
*	Surya Semesta Internusa Tbk. PT	51,470,798	1,773
*	Krakatau Steel Persero Tbk. PT	51,028,346	1,708
	Ramayana Lestari Sentosa Tbk. PT	39,045,066	1,702
*,3	Trada Alam Minera Tbk. PT	487,603,966	1,686
*	Adhi Karya Persero Tbk. PT	24,013,406	1,138
*	Eagle High Plantations Tbk. PT	156,880,263	944

		Shares	Market Value ($000)
*	Totalindo Eka Persada Tbk. PT	38,824,850	134
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	52
			1,440,978
Kuwait (0.7%)
	National Bank of Kuwait SAKP	93,628,950	278,018
	Kuwait Finance House KSCP	60,364,657	157,652
	Ahli United Bank BSC	78,576,731	63,616
	Mobile Telecommunications Co. KSCP	29,224,684	57,528
	Agility Public Warehousing Co. KSC	16,510,262	54,118
*	Boubyan Bank KSCP	13,594,010	36,179
	Gulf Bank KSCP	26,205,854	20,883
	Mabanee Co. KPSC	8,021,484	19,257
	Humansoft Holding Co. KSC	1,422,041	16,832
	Boubyan Petrochemicals Co. KSCP	5,460,427	15,425
*	National Industries Group Holding SAK	14,807,998	11,222
*	Warba Bank KSCP	13,304,757	10,977
	Qurain Petrochemical Industries Co.	7,131,438	9,003
	Burgan Bank SAK	10,981,396	8,217
*	Kuwait International Bank KSCP	8,688,204	6,468
	Kuwait Projects Co. Holding KSCP	9,619,863	5,113
*	Alimtiaz Investment Group KSC	10,182,693	4,169
*	Integrated Holding Co. KCSC	2,276,334	2,797
			777,474
Malaysia (1.9%)
	Public Bank Bhd.	212,502,290	200,475
	Malayan Banking Bhd.	81,305,212	154,372
	Tenaga Nasional Bhd.	52,986,451	121,043
	CIMB Group Holdings Bhd.	96,689,608	101,892
	Petronas Chemicals Group Bhd.	38,913,612	74,142
	Top Glove Corp. Bhd.	73,378,390	69,111
	Press Metal Aluminium Holdings Bhd.	52,076,140	59,487
	Axiata Group Bhd.	64,800,749	57,294
	IHH Healthcare Bhd.	41,641,555	55,666
	DiGi.Com Bhd.	52,006,633	51,175
	Dialog Group Bhd.	63,507,860	41,382
	Sime Darby Plantation Bhd.	50,198,079	40,434
	Maxis Bhd.	39,308,260	39,692
	PPB Group Bhd.	9,239,260	39,612
	IOI Corp. Bhd.	45,113,990	39,017
	Hong Leong Bank Bhd.	8,973,872	38,286
	MISC Bhd.	23,133,296	36,735
	Genting Bhd.	31,639,224	35,301
	Hartalega Holdings Bhd.	20,766,310	34,650
	Kuala Lumpur Kepong Bhd.	6,629,092	29,093
	RHB Bank Bhd.	22,039,100	26,696
	Petronas Gas Bhd.	7,373,863	26,640
	Sime Darby Bhd.	51,080,036	26,025
	Inari Amertron Bhd.	31,816,800	25,127
	Nestle Malaysia Bhd.	787,357	24,809
	Telekom Malaysia Bhd.	16,578,778	23,337
	Genting Malaysia Bhd.	34,896,437	22,804
	Petronas Dagangan Bhd.	5,114,607	22,298
*	Gamuda Bhd.	31,788,217	21,095
	IJM Corp. Bhd.	46,437,134	20,363
*	AMMB Holdings Bhd.	27,740,245	18,733
	QL Resources Bhd.	13,676,630	18,315
	Supermax Corp. Bhd.	22,647,512	17,551

		Shares	Market Value ($000)
*	Malaysia Airports Holdings Bhd.	12,532,830	17,172
	HAP Seng Consolidated Bhd.	9,229,200	16,844
	TIME dotCom Bhd.	4,640,900	15,835
	Kossan Rubber Industries	18,289,400	14,997
	Westports Holdings Bhd.	15,254,501	14,679
	Bursa Malaysia Bhd.	7,628,300	13,747
	Hong Leong Financial Group Bhd.	3,276,441	13,375
	Frontken Corp. Bhd.	16,573,850	12,767
	My EG Services Bhd.	31,141,450	12,254
	Malaysian Pacific Industries Bhd.	1,156,300	12,194
	VS Industry Bhd.	34,854,900	11,394
[1]	MR DIY Group M Bhd.	13,568,100	11,225
	Pentamaster Corp. Bhd.	8,762,050	11,001
	D&O Green Technologies Bhd.	8,708,500	10,944
	Carlsberg Brewery Malaysia Bhd.	2,045,200	10,282
	Heineken Malaysia Bhd.	1,890,200	10,044
	IGB REIT	24,630,470	9,750
	Alliance Bank Malaysia Bhd.	16,102,717	9,113
	Sunway Bhd.	22,030,245	8,884
*	YTL Corp. Bhd.	58,893,950	8,726
	Fraser & Neave Holdings Bhd.	1,481,900	8,713
	KPJ Healthcare Bhd.	32,898,600	8,420
	Sunway REIT	24,876,900	8,321
	ViTrox Corp. Bhd.	1,791,604	8,022
	Scientex Bhd.	7,777,200	7,707
	Yinson Holdings Bhd.	6,667,900	7,555
	Genting Plantations Bhd.	4,579,200	7,161
	Sime Darby Property Bhd.	49,532,542	7,108
	Axis REIT	15,251,500	6,939
	IOI Properties Group Bhd.	25,410,680	6,810
	British American Tobacco Malaysia Bhd.	1,929,034	6,698
	Malakoff Corp. Bhd.	34,285,300	6,660
	Mega First Corp. Bhd.	6,492,100	5,456
	Berjaya Sports Toto Bhd.	11,568,943	5,347
	Astro Malaysia Holdings Bhd.	21,222,673	5,280
	UWC Bhd.	3,870,100	5,271
	Magnum Bhd.	10,469,155	4,914
[1]	Lotte Chemical Titan Holding Bhd.	7,770,147	4,824
	DRB-Hicom Bhd.	12,096,400	4,784
*	Bumi Armada Bhd.	45,234,728	4,547
*	SP Setia Bhd. Group	17,561,845	4,282
*	Sapura Energy Bhd.	144,428,622	4,270
	Malaysia Building Society Bhd.	29,435,100	4,082
	AEON Credit Service M Bhd.	1,407,100	3,990
*	AirAsia Group Bhd.	20,384,358	3,960
	Syarikat Takaful Malaysia Keluarga Bhd.	3,375,300	3,446
	Padini Holdings Bhd.	4,938,237	3,289
	Bermaz Auto Bhd.	8,565,500	3,064
*	Berjaya Corp. Bhd.	46,389,396	3,023
	Leong Hup International Bhd.	16,617,600	2,717
	Malaysian Resources Corp. Bhd.	29,404,100	2,683
	Cahya Mata Sarawak Bhd.	7,274,600	1,931
	FGV Holdings Bhd.	5,597,000	1,751
*	Velesto Energy Bhd.	50,233,127	1,662
*	UEM Sunrise Bhd.	17,439,200	1,591
*	WCT Holdings Bhd.	11,980,664	1,476
	Serba Dinamik Holdings Bhd.	14,828,738	1,386
	Muhibbah Engineering M Bhd.	4,113,000	887

		Shares	Market Value ($000)
*	Pos Malaysia Bhd.	3,931,300	722
*	Sunway Bhd. Warrants Exp. 10/3/24	3,473,743	333
	YTL Power International Bhd.	1,809,500	298
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	20,487,189	291
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	4,443,960	95
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	3,624,441	64
			2,039,709
Mexico (2.2%)
	America Movil SAB de CV Series L	412,044,635	345,264
	Grupo Financiero Banorte SAB de CV	39,693,698	257,330
	Wal-Mart de Mexico SAB de CV	70,500,237	232,401
	Fomento Economico Mexicano SAB de CV	25,056,910	218,619
	Grupo Mexico SAB de CV Series B Class B	43,187,743	197,885
*	Cemex SAB de CV	203,521,117	166,037
	Grupo Televisa SAB Series CPO	33,198,581	89,925
	Grupo Bimbo SAB de CV Series A Class A	30,591,742	70,508
	Grupo Elektra SAB de CV	805,007	65,260
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,143,958	59,165
*	Grupo Aeroportuario del Sureste SAB de CV Class B	2,746,616	49,894
	Fibra Uno Administracion SA de CV	40,942,202	44,631
	Coca-Cola Femsa SAB de CV	7,524,279	42,656
	Orbia Advance Corp. SAB de CV	14,236,875	38,799
	Arca Continental SAB de CV	6,300,715	38,128
	Gruma SAB de CV Class B	2,776,487	30,041
*	Grupo Financiero Inbursa SAB de CV	29,911,161	28,970
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,171,068	25,532
*	Industrias Penoles SAB de CV	1,733,722	24,447
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,855,204	23,994
	Promotora y Operadora de Infraestructura SAB de CV	2,969,714	22,399
	Regional SAB de CV	3,509,708	21,635
	Grupo Carso SAB de CV Series A1	6,548,942	21,401
*	Becle SAB de CV	7,958,118	19,913
	Kimberly-Clark de Mexico SAB de CV Class A	12,150,262	19,672
	Alfa SAB de CV Class A	25,121,011	19,131
	Grupo Cementos de Chihuahua SAB de CV	2,307,407	18,765
	PLA Administradora Industrial S de RL de CV	11,809,254	18,669
[1]	Banco del Bajio SA	10,415,818	18,648
	Corp. Inmobiliaria Vesta SAB de CV	8,546,312	16,787
*	Alsea SAB de CV	7,832,117	15,884
*	Telesites SAB de CV	18,814,067	15,708
	Megacable Holdings SAB de CV	4,438,313	15,563
	La Comer SAB de CV	7,344,831	14,611
	Bolsa Mexicana de Valores SAB de CV	6,959,575	14,205
[1]	Macquarie Mexico Real Estate Management SA de CV	11,461,847	13,992

		Shares	Market Value ($000)
	Prologis Property Mexico SA de CV	6,204,927	13,587
	El Puerto de Liverpool SAB de CV	2,782,339	13,152
	Qualitas Controladora SAB de CV	2,487,552	12,108
*	Genomma Lab Internacional SAB de CV Class B	11,317,851	10,996
	Grupo Comercial Chedraui SA de CV	6,816,208	10,848
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	7,491,854	8,874
*	Gentera SAB de CV	14,201,144	8,297
	Industrias Bachoco SAB de CV Series B Class B	2,266,241	8,295
*	Controladora Nemak SAB de CV	40,079,711	6,443
	Grupo Lala SAB de CV Class B	7,786,265	6,403
	Alpek SAB de CV Class A	5,055,420	6,275
	Grupo Herdez SAB de CV Series BLANK	2,994,827	6,269
*,1	Grupo Traxion SAB de CV	2,524,523	4,738
*	Axtel SAB de CV	18,070,586	4,639
*	Unifin Financiera SAB de CV	2,787,008	4,055
*	Grupo Rotoplas SAB de CV	2,433,945	3,984
	Concentradora Fibra Danhos SA de CV	3,159,946	3,688
*,1	Nemak SAB de CV	10,255,308	3,483
*	Credito Real SAB de CV SOFOM ER	3,040,683	2,618
*,3	Empresas ICA SAB de CV	104,678	8
			2,475,229
Pakistan (0.1%)
*	Lucky Cement Ltd.	2,661,202	14,543
	Engro Corp. Ltd.	4,434,856	8,048
	MCB Bank Ltd.	7,877,368	7,846
	Habib Bank Ltd.	9,444,422	7,359
	Pakistan State Oil Co. Ltd.	5,133,566	6,976
	Hub Power Co. Ltd.	14,191,423	6,693
	Oil & Gas Development Co. Ltd.	8,901,889	5,112
	Pakistan Oilfields Ltd.	2,112,545	4,968
	Pakistan Petroleum Ltd.	9,772,177	4,920
	Bank Alfalah Ltd.	23,045,387	4,668
	Fauji Fertilizer Co. Ltd.	6,589,866	4,322
	United Bank Ltd.	4,186,912	3,221
	Searle Co. Ltd.	1,411,699	2,062
*	National Bank of Pakistan	8,574,700	1,863
	Kot Addu Power Co. Ltd.	7,660,721	1,836
	SUI Northern Gas Pipeline	5,506,800	1,688
	Nishat Mills Ltd.	2,814,900	1,671
	Millat Tractors Ltd.	210,055	1,411
*	DG Khan Cement Co. Ltd.	1,918,420	1,283
*	SUI Southern Gas Co. Ltd.	13,806,531	1,122
	Engro Fertilizers Ltd.	1,522,741	713
	TRG Pakistan	314,000	300
			92,625
Philippines (0.8%)
	SM Investments Corp.	6,568,317	119,752
	SM Prime Holdings Inc.	124,262,578	78,261
	Ayala Land Inc.	110,207,327	72,198
	Ayala Corp.	4,575,025	66,832
	BDO Unibank Inc.	26,957,349	55,042
	International Container Terminal Services Inc.	15,338,391	47,714
	JG Summit Holdings Inc.	41,934,898	46,993

		Shares	Market Value ($000)
	Bank of the Philippine Islands	24,573,188	39,627
	Universal Robina Corp.	12,551,691	31,830
	PLDT Inc.	1,271,319	31,191
	Jollibee Foods Corp.	5,899,159	22,422
	Metropolitan Bank & Trust Co.	24,968,185	21,478
	Manila Electric Co.	3,741,503	19,861
	GT Capital Holdings Inc.	1,418,932	15,436
	San Miguel Food & Beverage Inc.	9,076,400	15,157
	Globe Telecom Inc.	401,092	14,933
	Security Bank Corp.	6,464,764	14,229
	Metro Pacific Investments Corp.	202,251,379	14,161
	Puregold Price Club Inc.	14,321,992	11,557
	Alliance Global Group Inc.	54,664,667	11,119
	Aboitiz Power Corp.	21,745,229	10,098
	Robinsons Retail Holdings Inc.	9,226,891	9,920
	Robinsons Land Corp.	28,157,907	9,075
	San Miguel Corp.	4,355,110	9,063
	Megaworld Corp.	162,443,303	9,022
	Wilcon Depot Inc.	19,050,100	8,394
	LT Group Inc.	35,154,950	6,877
	Century Pacific Food Inc.	13,546,587	6,780
	DMCI Holdings Inc.	54,780,197	6,579
	First Gen Corp.	10,081,046	5,851
	Semirara Mining & Power Corp. Class A	17,065,928	5,575
*	Bloomberry Resorts Corp.	47,719,249	5,424
*	Manila Water Co. Inc.	15,509,628	5,029
	Nickel Asia Corp.	40,091,703	4,874
	D&L Industries Inc.	28,594,290	4,580
	AC Energy Corp.	28,152,300	4,521
	Vista Land & Lifescapes Inc.	53,845,600	3,674
*	Cebu Air Inc.	2,539,953	2,243
*,1	CEMEX Holdings Philippines Inc.	80,382,544	1,947
			869,319
Poland (0.0%)
*,3	getBACK SA	245,053	239
Qatar (0.8%)
	Qatar National Bank QPSC	60,042,119	299,652
	Industries Qatar QSC	21,714,474	79,679
	Qatar Islamic Bank SAQ	15,503,106	73,272
	Masraf Al Rayan QSC	47,260,987	56,138
	Commercial Bank PSQC	28,445,490	43,029
	Qatar Fuel QSC	6,743,765	33,237
	Mesaieed Petrochemical Holding Co.	60,212,962	31,643
	Qatar Gas Transport Co. Ltd.	37,242,771	31,004
	Qatar Electricity & Water Co. QSC	6,498,770	29,517
	Qatar International Islamic Bank QSC	10,596,717	26,802
	Ooredoo QPSC	11,960,972	23,258
	Barwa Real Estate Co.	25,999,917	21,827
	Doha Bank QPSC	21,909,559	17,767
	Qatar Aluminum Manufacturing Co.	40,125,598	16,125
*	Qatar Insurance Co. SAQ	23,058,085	15,777
	Vodafone Qatar QSC	24,696,227	10,663
	United Development Co. QSC	24,513,420	9,830
*	Ezdan Holding Group QSC	21,378,331	8,999
	Al Meera Consumer Goods Co. QSC	1,342,490	7,402
*	Gulf International Services QSC	12,506,581	4,843

		Shares	Market Value ($000)
	Medicare Group	1,907,307	4,503
			844,967
Romania (0.0%)
	Banca Transilvania SA	55,955,470	37,789
	Societatea Nationala Nuclearelectrica SA	535,004	3,598
			41,387
Russia (3.0%)
	Sberbank of Russia PJSC	142,023,962	593,770
	Gazprom PJSC	145,004,509	565,162
	LUKOIL PJSC	5,051,089	433,714
	Novatek PJSC	10,184,123	227,239
	MMC Norilsk Nickel PJSC	376,643	130,181
	MMC Norilsk Nickel PJSC ADR	2,957,636	102,316
	Novatek PJSC GDR	444,997	99,024
	Tatneft PJSC ADR	1,881,548	75,004
	Tatneft PJSC	10,066,036	67,206
	Rosneft Oil Co. PJSC GDR	8,638,175	63,555
	Alrosa PJSC	34,276,070	60,710
	Severstal PAO	2,380,189	58,220
	Surgutneftegas PJSC Preference Shares	110,528,323	57,696
	Mobile TeleSystems PJSC ADR	6,518,416	55,993
	Rosneft Oil Co. PJSC	7,434,485	55,196
	Polyus PJSC GDR	523,471	50,461
	Moscow Exchange MICEX-RTS PJSC	20,972,948	49,647
	Transneft PJSC Preference Shares	21,989	48,919
	VTB Bank PJSC	73,376,363,072	48,850
	Magnit PJSC GDR	3,182,533	46,472
	Novolipetsk Steel PJSC GDR	1,189,254	41,723
	Inter RAO UES PJSC	513,480,070	30,554
	PhosAgro PJSC GDR	1,451,373	27,617
	Magnitogorsk Iron & Steel Works PJSC	28,112,957	26,398
*	United Co. RUSAL International PJSC	35,443,650	25,151
[2]	Surgutneftegas PJSC ADR	5,447,865	23,889
	Magnit PJSC	322,333	23,591
	Polyus PJSC	115,834	22,201
[1]	Detsky Mir PJSC	10,081,961	19,339
	RusHydro PJSC	1,657,671,418	18,273
	Sistema PJSFC GDR	1,934,593	15,508
	Rostelecom PJSC	11,792,928	15,002
	Surgutneftegas PJSC	33,454,549	14,870
	Novolipetsk Steel PJSC	4,199,027	14,842
*	Credit Bank of Moscow PJSC	161,549,800	14,468
*	Aeroflot PJSC	12,766,879	11,778
	Federal Grid Co. Unified Energy System PJSC	3,800,704,717	10,448
	ROSSETI PJSC	419,739,584	7,650
	Tatneft PJSC Preference Shares	1,077,375	6,730
	Unipro PJSC	175,999,198	6,600
	Severstal PAO GDR	206,805	5,090
	LSR Group PJSC Class A	460,988	4,800
	Mosenergo PJSC	159,026,234	4,691
*	Mechel PJSC	2,989,465	3,293
	M.Video PJSC	355,881	3,120
	Bashneft PJSC Preference Shares	227,820	3,116
	Rosseti Lenenergo PJSC Preference Shares	1,372,446	3,025
	OGK-2 PJSC	302,841,880	2,798
	TGC-1 PJSC	10,414,590,345	1,598

		Shares	Market Value ($000)
*	ENEL RUSSIA PJSC	126,293,000	1,420
*	Mechel PJSC ADR	164,675	359
*	Bashneft PJSC	17,574	336
	Mechel PJSC Preference Shares	122,630	221
			3,299,834
Saudi Arabia (3.5%)
	Al Rajhi Bank	16,857,885	498,745
	Saudi National Bank	29,938,575	439,585
	Saudi Basic Industries Corp.	12,338,360	396,868
[1]	Saudi Arabian Oil Co.	34,352,967	319,219
	Saudi Telecom Co.	8,297,641	296,209
	Riyad Bank	20,475,240	143,300
*	Saudi Arabian Mining Co.	5,532,586	102,797
*	Saudi British Bank	12,279,113	100,818
	SABIC Agri-Nutrients Co.	2,707,048	92,526
	Alinma Bank	14,062,954	81,381
	Banque Saudi Fransi	8,084,734	79,839
	Saudi Electricity Co.	10,871,396	75,054
	Yanbu National Petrochemical Co.	3,270,763	59,576
*	Saudi Kayan Petrochemical Co.	10,539,940	54,387
	Almarai Co. JSC	3,427,729	53,773
	Arab National Bank	8,587,950	51,475
*	Bank AlBilad	5,127,250	50,159
	Dr Sulaiman Al Habib Medical Services Group Co.	1,094,050	49,790
	Sahara International Petrochemical Co.	5,210,562	46,556
	Etihad Etisalat Co.	5,409,645	46,463
	Jarir Marketing Co.	848,791	45,529
	Savola Group	3,511,964	40,217
	Bupa Arabia for Cooperative Insurance Co.	895,022	32,912
	Mouwasat Medical Services Co.	677,970	32,613
	Saudi Industrial Investment Group	3,199,904	31,531
*	Bank Al-Jazira	5,946,531	30,678
	Advanced Petrochemical Co.	1,527,134	30,210
*	National Industrialization Co.	4,745,044	27,350
*	Mobile Telecommunications Co. Saudi Arabia	6,399,536	24,206
*	Saudi Research & Media Group	482,893	22,749
*	Rabigh Refining & Petrochemical Co.	3,274,911	22,553
	Southern Province Cement Co.	983,741	22,404
*	Emaar Economic City	6,072,588	21,979
	National Petrochemical Co.	1,734,536	21,436
	Abdullah Al Othaim Markets Co.	603,171	18,980
	Co. for Cooperative Insurance	748,524	16,837
*	Dar Al Arkan Real Estate Development Co.	5,775,976	16,215
	Saudi Cement Co.	927,435	16,042
	United Electronics Co.	445,783	15,939
	Arabian Centres Co. Ltd.	2,298,088	15,555
	Yanbu Cement Co.	1,134,868	14,122
	Qassim Cement Co.	602,483	13,837
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	817,122	13,113
*	Yamama Cement Co.	1,428,750	12,945
*	Seera Group Holding	2,118,094	12,059
*	Saudi Airlines Catering Co.	557,061	11,504
*	Saudi Ground Services Co.	1,212,772	11,282

		Shares	Market Value ($000)
	Aldrees Petroleum & Transport Services Co.	583,883	10,618
	BinDawood Holding Co.	360,000	10,397
	Dallah Healthcare Co.	487,374	10,038
	Saudia Dairy & Foodstuff Co.	218,489	9,996
*	Saudi Ceramic Co.	600,852	9,867
	Al Hammadi Co. for Development & Investment	820,416	8,804
	Arabian Cement Co.	665,600	8,280
*	Saudi Real Estate Co.	1,168,835	8,209
	City Cement Co.	989,247	8,123
	Eastern Province Cement Co.	610,308	8,033
	Jadwa REIT Saudi Fund	1,824,211	7,616
	Najran Cement Co.	1,165,955	7,374
*	National Agriculture Development Co.	701,651	7,337
	Northern Region Cement Co.	1,425,266	7,045
*	Saudi Public Transport Co.	911,818	6,569
	Astra Industrial Group	491,756	6,159
	United International Transportation Co.	476,695	6,117
	Saudi Chemical Co. Holding	550,457	6,094
*	Aseer Trading Tourism & Manufacturing Co.	844,387	5,879
*	Leejam Sports Co. JSC	289,063	5,778
	National Medical Care Co.	303,331	5,692
*	Fawaz Abdulaziz Al Hokair & Co.	906,592	5,615
	National Gas & Industrialization Co.	465,005	5,552
*	Dur Hospitality Co.	599,871	5,459
*	Zamil Industrial Investment Co.	459,729	4,992
	Herfy Food Services Co.	266,997	4,758
	Bawan Co.	445,710	4,734
*	Tabuk Cement Co.	643,569	4,032
*	Middle East Healthcare Co.	386,483	3,944
*	Al Jouf Cement Co.	1,049,330	3,928
*	Methanol Chemicals Co.	424,890	3,422
	Arriyadh Development Co.	422,726	3,242
*	Mediterranean & Gulf Insurance & Reinsurance Co.	439,347	2,954
	Hail Cement Co.	397,578	2,024
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	239,868	1,528
*	Abdul Mohsen Al-Hokair Tourism & Development Co. Rights Exp. 8/5/21	344,259	1,236
			3,854,762
South Africa (4.2%)
	Naspers Ltd.	5,595,174	1,079,758
	FirstRand Ltd.	67,127,972	249,014
	Impala Platinum Holdings Ltd.	10,808,172	194,833
*	MTN Group Ltd.	24,675,061	177,234
	Sibanye Stillwater Ltd.	40,045,521	174,526
	Standard Bank Group Ltd.	17,535,935	147,795
	Capitec Bank Holdings Ltd.	1,135,623	126,057
	Gold Fields Ltd.	11,923,312	117,752
	AngloGold Ashanti Ltd.	5,710,000	114,336
*	Sasol Ltd.	7,621,115	113,623
	Anglo American Platinum Ltd.	800,679	104,805
*	Bid Corp. Ltd.	4,577,459	100,539
*	Absa Group Ltd.	9,704,648	90,285
	Sanlam Ltd.	22,825,656	90,217

		Shares	Market Value ($000)
*	Northam Platinum Ltd.	4,719,177	74,314
	Shoprite Holdings Ltd.	6,738,734	73,826
	Vodacom Group Ltd.	7,987,532	71,156
*	Aspen Pharmacare Holdings Ltd.	5,295,329	65,237
	Bidvest Group Ltd.	4,731,319	64,545
	Clicks Group Ltd.	3,397,368	61,503
*	Nedbank Group Ltd.	4,734,232	54,736
	Remgro Ltd.	7,133,827	54,257
	Mr Price Group Ltd.	3,641,141	54,150
	Old Mutual Ltd.	61,042,249	53,840
	MultiChoice Group	6,227,133	51,569
*	Foschini Group Ltd.	4,665,923	49,252
*	Woolworths Holdings Ltd.	12,405,093	47,338
	Growthpoint Properties Ltd.	46,747,685	47,054
*	Discovery Ltd.	5,547,476	44,474
	Exxaro Resources Ltd.	3,430,033	42,467
	NEPI Rockcastle plc	5,779,725	39,152
	Reinet Investments SCA	1,992,450	38,805
	Kumba Iron Ore Ltd.	706,996	37,509
	SPAR Group Ltd.	2,763,197	34,677
*	Life Healthcare Group Holdings Ltd.	18,558,314	29,895
	Harmony Gold Mining Co. Ltd.	7,143,684	29,290
	African Rainbow Minerals Ltd.	1,414,798	28,796
	Tiger Brands Ltd.	2,110,716	27,790
	Truworths International Ltd.	6,191,830	26,148
	AVI Ltd.	4,582,741	22,674
*	Netcare Ltd.	21,143,293	21,974
	Rand Merchant Investment Holdings Ltd.	10,264,146	21,782
*	Redefine Properties Ltd.	75,392,555	21,568
*	Sappi Ltd.	7,279,873	20,449
*,1	Pepkor Holdings Ltd.	13,992,439	20,003
	Barloworld Ltd.	2,589,176	19,101
	Pick n Pay Stores Ltd.	5,071,154	18,089
	Transaction Capital Ltd.	7,344,896	18,075
	Fortress REIT Ltd. Class A (XJSE)	16,444,345	15,604
	Momentum Metropolitan Holdings	11,482,872	15,071
	Royal Bafokeng Platinum Ltd.	1,873,172	14,833
	Resilient REIT Ltd.	4,079,281	14,617
	Investec Ltd.	3,861,585	14,407
	Motus Holdings Ltd.	2,392,832	13,907
*	Distell Group Holdings Ltd.	1,173,927	13,690
	Coronation Fund Managers Ltd.	3,794,336	12,539
*	Telkom SA SOC Ltd.	4,285,833	12,409
[1]	Dis-Chem Pharmacies Ltd.	5,515,789	11,764
*	Super Group Ltd.	5,227,401	11,371
	PSG Group Ltd.	2,154,296	11,169
	AECI Ltd.	1,615,763	11,003
*	Santam Ltd.	604,192	10,335
	Imperial Logistics Ltd.	2,475,568	10,326
*	KAP Industrial Holdings Ltd.	36,211,291	9,785
	Equites Property Fund Ltd.	7,630,506	9,717
*	Liberty Holdings Ltd.	1,677,265	9,402
[2]	Vukile Property Fund Ltd.	12,410,070	8,905
	JSE Ltd.	1,223,926	8,562
*	Omnia Holdings Ltd.	2,222,784	8,458
	Reunert Ltd.	2,378,511	7,703
	Advtech Ltd.	7,329,448	7,204
*	MAS Real Estate Inc.	5,602,006	6,788

		Shares	Market Value ($000)
	Hyprop Investments Ltd.	3,942,083	6,618
*,2	Steinhoff International Holdings NV (XJSE)	58,966,874	6,497
	Irongate Group	5,889,939	6,344
	DRDGOLD Ltd.	5,809,115	6,043
	Astral Foods Ltd.	535,740	5,619
	Ninety One Ltd.	1,801,858	5,568
	Cashbuild Ltd.	297,249	5,400
*	Thungela Resources Ltd.	1,723,427	5,356
*	Massmart Holdings Ltd.	1,360,236	5,350
	Investec Property Fund Ltd.	7,527,582	5,185
*	EPP NV	6,202,151	4,883
	SA Corporate Real Estate Ltd.	34,506,381	4,821
*	Wilson Bayly Holmes-Ovcon Ltd.	615,686	4,638
*	Attacq Ltd.	9,912,267	4,487
	Raubex Group Ltd.	2,286,937	4,439
*	Famous Brands Ltd.	1,060,005	3,982
*	Tsogo Sun Gaming Ltd.	7,199,183	3,977
	DataTec Ltd.	2,421,219	3,891
*	Fortress REIT Ltd. Class B (XJSE)	17,251,936	3,627
*	Sun International Ltd.	2,900,321	3,571
	Emira Property Fund Ltd.	5,597,714	3,513
	Hudaco Industries Ltd.	383,847	3,356
*	Long4Life Ltd.	10,499,295	3,012
*	Curro Holdings Ltd.	3,526,773	2,835
	Zeder Investments Ltd.	13,001,432	2,717
*	Blue Label Telecoms Ltd.	8,442,071	2,611
	Allied Electronics Corp. Ltd. Class A	3,383,202	2,448
*	Hosken Consolidated Investments Ltd.	622,421	2,196
*,2	Brait plc	10,744,448	2,101
	Alexander Forbes Group Holdings Ltd.	8,424,381	2,026
	Adcock Ingram Holdings Ltd.	125,714	384
*	Steinhoff International Holdings NV (XETR)	1,075,902	122
			4,663,455
Taiwan (18.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	249,554,285	5,215,560
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,228,753	1,892,922
	MediaTek Inc.	20,295,630	663,623
	Hon Hai Precision Industry Co. Ltd.	163,636,761	646,647
	Delta Electronics Inc.	29,608,356	305,083
	Fubon Financial Holding Co. Ltd.	100,505,474	270,175
	Nan Ya Plastics Corp.	76,975,819	240,231
	Formosa Plastics Corp.	66,697,057	238,580
*	China Steel Corp.	170,540,308	222,413
	Cathay Financial Holding Co. Ltd.	112,508,826	218,977
	ASE Technology Holding Co. Ltd.	46,697,723	205,486
	United Microelectronics Corp.	97,722,270	204,352
*	CTBC Financial Holding Co. Ltd.	245,303,062	200,879
	Mega Financial Holding Co. Ltd.	146,251,503	173,215
	Uni-President Enterprises Corp.	65,099,868	170,733
*	Evergreen Marine Corp. Taiwan Ltd.	35,324,897	168,006
*	E.Sun Financial Holding Co. Ltd.	159,820,931	151,581
	Largan Precision Co. Ltd.	1,387,076	145,964
*	Chailease Holding Co. Ltd.	17,540,092	145,559
	Yuanta Financial Holding Co. Ltd.	159,778,210	145,320

		Shares	Market Value ($000)
*	Novatek Microelectronics Corp.	7,895,560	145,241
	Realtek Semiconductor Corp.	6,470,959	136,627
	Formosa Chemicals & Fibre Corp.	46,337,449	136,449
*	Yageo Corp.	6,436,169	129,796
	Taiwan Cement Corp.	68,726,753	129,613
[2]	United Microelectronics Corp. ADR	12,023,058	126,603
*	Asustek Computer Inc.	9,734,937	122,394
*	Chunghwa Telecom Co. Ltd.	28,280,663	116,699
	Silergy Corp.	822,890	111,654
	First Financial Holding Co. Ltd.	135,284,627	110,123
	Quanta Computer Inc.	36,273,200	100,482
	Taiwan Cooperative Financial Holding Co. Ltd.	126,966,738	99,255
*	China Development Financial Holding Corp.	188,355,653	95,209
*	Unimicron Technology Corp.	18,049,979	94,840
	Hotai Motor Co. Ltd.	4,372,154	92,552
	Hua Nan Financial Holdings Co. Ltd.	127,880,135	88,362
	Globalwafers Co. Ltd.	2,887,810	87,741
*	Accton Technology Corp.	7,388,610	86,496
*	Yang Ming Marine Transport Corp.	20,284,725	85,471
	Taishin Financial Holding Co. Ltd.	140,793,700	85,436
*	Chunghwa Telecom Co. Ltd. ADR	2,038,730	84,526
*	Taiwan Mobile Co. Ltd.	21,883,941	81,434
	Wan Hai Lines Ltd.	10,142,460	81,413
	Innolux Corp.	116,858,372	78,430
	President Chain Store Corp.	7,623,449	76,573
	AU Optronics Corp.	101,161,549	74,985
	Advantech Co. Ltd.	5,651,361	73,762
*	SinoPac Financial Holdings Co. Ltd.	143,039,618	72,010
	Win Semiconductors Corp.	5,509,519	68,371
	Lite-On Technology Corp.	29,360,084	67,482
	Pegatron Corp.	27,651,213	66,661
	Shanghai Commercial & Savings Bank Ltd.	44,548,350	66,638
	Catcher Technology Co. Ltd.	9,893,956	65,586
	Airtac International Group	2,007,581	64,876
	Formosa Petrochemical Corp.	18,331,977	63,875
*	Asia Cement Corp.	32,019,510	59,438
*	Eclat Textile Co. Ltd.	2,697,209	58,888
	Parade Technologies Ltd.	934,290	57,371
	Far Eastern New Century Corp.	53,784,963	56,997
	Feng TAY Enterprise Co. Ltd.	6,314,132	52,241
	Shin Kong Financial Holding Co. Ltd.	158,194,214	51,937
	Chang Hwa Commercial Bank Ltd.	86,045,914	50,992
	Micro-Star International Co. Ltd.	9,596,200	50,982
	Winbond Electronics Corp.	41,174,452	50,786
	Sino-American Silicon Products Inc.	7,414,742	50,297
	Walsin Technology Corp.	6,944,521	50,011
*	Vanguard International Semiconductor Corp.	12,002,640	49,730
	Giant Manufacturing Co. Ltd.	4,274,423	49,226
	Pou Chen Corp.	37,689,021	47,668
	Far EasTone Telecommunications Co. Ltd.	21,301,035	46,166
	momo.com Inc.	821,600	45,876
*	Walsin Lihwa Corp.	44,484,405	45,557
	Compal Electronics Inc.	57,435,900	44,428
	eMemory Technology Inc.	932,100	43,841

		Shares	Market Value ($000)
	Hiwin Technologies Corp.	3,649,819	41,995
*	Cheng Shin Rubber Industry Co. Ltd.	26,554,095	41,040
*	Nan Ya Printed Circuit Board Corp.	2,849,521	40,716
	Merida Industry Co. Ltd.	3,341,526	40,132
	Acer Inc.	40,283,897	39,326
	Chroma ATE Inc.	5,522,280	38,901
*	WPG Holdings Ltd.	19,838,720	38,783
	Wistron Corp.	38,764,535	38,548
	Wiwynn Corp.	1,137,280	38,236
	E Ink Holdings Inc.	13,013,440	37,632
*	Macronix International Co. Ltd.	25,019,737	37,391
	ASPEED Technology Inc.	458,010	36,887
*	Phison Electronics Corp.	2,150,080	36,745
	ASMedia Technology Inc.	519,857	36,589
	Powertech Technology Inc.	8,942,550	35,437
	Elite Material Co. Ltd.	4,374,156	35,373
	Synnex Technology International Corp.	18,402,800	34,953
	Ruentex Development Co. Ltd.	15,606,270	34,898
	Inventec Corp.	41,310,966	34,711
*	TA Chen Stainless Pipe	18,562,694	34,702
	Voltronic Power Technology Corp.	694,325	33,831
	Foxconn Technology Co. Ltd.	15,256,663	33,748
	Zhen Ding Technology Holding Ltd.	8,867,710	33,250
	Taiwan Glass Industry Corp.	23,192,290	31,828
	Nien Made Enterprise Co. Ltd.	1,873,560	31,456
*	Simplo Technology Co. Ltd.	2,346,310	31,038
*	Taiwan High Speed Rail Corp.	27,050,912	29,404
	Tripod Technology Corp.	6,744,040	28,999
	Teco Electric & Machinery Co. Ltd.	24,954,320	27,772
*	Nanya Technology Corp.	10,598,878	27,575
	YFY Inc.	18,665,703	26,604
*	Oneness Biotech Co. Ltd.	3,832,000	26,474
	Kinsus Interconnect Technology Corp.	3,964,530	26,254
	Gigabyte Technology Co. Ltd.	7,210,850	25,908
	Elan Microelectronics Corp.	3,958,870	25,726
	Lien Hwa Industrial Holdings Corp.	13,672,882	25,681
*	China Life Insurance Co. Ltd.	26,948,138	25,413
*	FocalTech Systems Co. Ltd.	2,511,482	25,076
	Chicony Electronics Co. Ltd.	8,678,458	25,036
*	King Yuan Electronics Co. Ltd.	14,876,280	24,799
	Compeq Manufacturing Co. Ltd.	16,055,760	24,666
*	Sinbon Electronics Co. Ltd.	2,782,475	23,936
	ITEQ Corp.	4,860,445	23,918
	ENNOSTAR Inc.	8,072,297	23,761
	Highwealth Construction Corp.	13,475,321	23,668
*	Yieh Phui Enterprise Co. Ltd.	18,737,928	23,658
	IBF Financial Holdings Co. Ltd.	39,325,479	23,154
	Makalot Industrial Co. Ltd.	2,700,808	22,988
	Taiwan Fertilizer Co. Ltd.	10,636,186	22,796
	Nantex Industry Co. Ltd.	5,157,000	22,723
*	China Airlines Ltd.	36,621,146	22,630
*	HannStar Display Corp.	33,103,193	22,597
*	Elite Semiconductor Microelectronics Technology Inc.	3,444,000	22,404
*	Taiwan Business Bank	64,668,544	21,946
*	Poya International Co. Ltd.	1,018,233	21,772
*	FLEXium Interconnect Inc.	4,640,990	21,669
	Eva Airways Corp.	33,161,760	21,667

		Shares	Market Value ($000)
	Qisda Corp.	20,266,620	21,470
	Genius Electronic Optical Co. Ltd.	1,129,299	21,057
*	Cheng Loong Corp.	13,906,230	20,988
	Chipbond Technology Corp.	7,806,630	20,980
	International Games System Co. Ltd.	664,300	20,730
	Eternal Materials Co. Ltd.	14,798,630	20,561
	AP Memory Technology Corp.	780,060	20,549
	Tung Ho Steel Enterprise Corp.	12,211,660	20,438
	Great Wall Enterprise Co. Ltd.	9,393,599	20,210
	China Petrochemical Development Corp.	42,320,730	19,973
*	Medigen Vaccine Biologics Corp.	2,006,732	19,923
	Radiant Opto-Electronics Corp.	5,173,751	19,562
*	Taiwan Surface Mounting Technology Corp.	4,296,110	19,294
	King's Town Bank Co. Ltd.	13,288,340	19,212
	Alchip Technologies Ltd.	841,463	19,146
*	Lotes Co. Ltd.	930,748	19,063
*	Chung Hung Steel Corp.	10,844,000	19,056
*	TXC Corp.	4,313,630	18,605
	Fitipower Integrated Technology Inc.	1,799,000	18,163
*	Pan Jit International Inc.	4,864,740	17,972
	Wisdom Marine Lines Co. Ltd.	6,417,155	17,960
	Sitronix Technology Corp.	1,291,070	17,831
*	Tong Hsing Electronic Industries Ltd.	2,009,453	17,644
	Capital Securities Corp.	30,391,773	17,435
*	Wafer Works Corp.	6,917,281	17,331
	Global Unichip Corp.	1,168,960	17,324
*	Ruentex Industries Ltd.	4,923,591	17,283
*	Formosa Taffeta Co. Ltd.	14,328,632	16,694
	TCI Co. Ltd.	1,411,549	16,515
*	Episil Holdings Inc.	4,299,000	15,833
	Taichung Commercial Bank Co. Ltd.	37,005,721	15,759
	Shinkong Synthetic Fibers Corp.	21,376,400	15,744
	USI Corp.	13,321,861	15,661
*	ChipMOS Technologies Inc.	8,118,148	15,558
	Bizlink Holding Inc.	1,620,128	14,958
*	Visual Photonics Epitaxy Co. Ltd.	3,034,960	14,893
	Taiwan Union Technology Corp.	3,561,052	14,863
*	HTC Corp.	10,393,301	14,641
	United Integrated Services Co. Ltd.	2,073,800	14,540
*	Ardentec Corp.	6,842,522	14,535
	Tainan Spinning Co. Ltd.	16,712,000	14,525
	AU Optronics Corp. ADR	1,959,310	14,460
	Nan Kang Rubber Tire Co. Ltd.	10,057,390	14,325
*	Grand Pacific Petrochemical	13,090,304	13,684
*	CTCI Corp.	9,989,510	13,678
	U-Ming Marine Transport Corp.	6,064,108	13,616
	Mitac Holdings Corp.	13,337,901	13,586
	Goldsun Building Materials Co. Ltd.	16,656,415	13,545
*	XinTec Inc.	2,182,225	13,165
	Jentech Precision Industrial Co. Ltd.	1,118,570	13,161
	Longchen Paper & Packaging Co. Ltd.	12,705,606	12,893
	Yulon Finance Corp.	2,175,250	12,849
	Taiwan Secom Co. Ltd.	3,811,876	12,822
	UPC Technology Corp.	13,434,041	12,795
	President Securities Corp.	13,196,386	12,776
	Taiwan Paiho Ltd.	3,843,140	12,775
*	Fusheng Precision Co. Ltd.	1,641,920	12,727

		Shares	Market Value ($000)
*,3	United Renewable Energy Co. Ltd.	28,967,470	12,712
	Everlight Electronics Co. Ltd.	5,645,410	12,691
	Far Eastern Department Stores Ltd.	15,516,878	12,663
*	Gold Circuit Electronics Ltd.	4,918,090	12,638
	General Interface Solution Holding Ltd.	2,984,070	12,491
	Standard Foods Corp.	6,586,603	12,378
	Greatek Electronics Inc.	3,577,000	12,219
	Solar Applied Materials Technology Corp.	7,231,607	12,198
*	Sigurd Microelectronics Corp.	5,209,546	11,988
	International CSRC Investment Holdings Co.	12,459,270	11,971
	King Slide Works Co. Ltd.	883,000	11,770
*	Chilisin Electronics Corp.	3,036,851	11,687
*	TSRC Corp.	10,711,940	11,647
	Wistron NeWeb Corp.	4,368,787	11,630
*	Yulon Motor Co. Ltd.	8,077,444	11,563
*	Hota Industrial Manufacturing Co. Ltd.	3,307,178	11,562
	Advanced Ceramic X Corp.	683,105	11,390
*	Microbio Co. Ltd.	5,563,000	11,390
	Taiwan Hon Chuan Enterprise Co. Ltd.	4,039,650	11,298
	Merry Electronics Co. Ltd.	2,814,901	11,219
	Advanced Wireless Semiconductor Co.	1,894,266	11,168
	Getac Technology Corp.	5,501,420	11,067
	Coretronic Corp.	5,581,900	11,019
*	Center Laboratories Inc.	4,366,589	10,975
*	RichWave Technology Corp.	762,000	10,965
	Far Eastern International Bank	28,410,336	10,934
	WT Microelectronics Co. Ltd.	4,886,651	10,878
	Kenda Rubber Industrial Co. Ltd.	7,972,000	10,868
*	SDI Corp.	2,095,236	10,816
	Run Long Construction Co. Ltd.	4,970,200	10,799
*	RDC Semiconductor Co. Ltd.	714,000	10,732
	Faraday Technology Corp.	2,644,000	10,704
*	Primax Electronics Ltd.	4,839,940	10,673
	Transcend Information Inc.	4,192,069	10,517
*	Asia Optical Co. Inc.	3,398,260	10,466
*	ADATA Technology Co. Ltd.	2,657,000	10,406
	Pixart Imaging Inc.	1,451,680	10,126
	Asia Vital Components Co. Ltd.	3,741,890	10,113
	Sensortek Technology Corp.	336,000	10,003
	Holtek Semiconductor Inc.	2,066,483	9,991
	Supreme Electronics Co. Ltd.	6,127,375	9,732
	Charoen Pokphand Enterprise	3,449,676	9,697
	Huaku Development Co. Ltd.	3,149,200	9,575
*	Hsin Kuang Steel Co. Ltd.	3,518,000	9,564
*	Taiwan Semiconductor Co. Ltd.	3,261,290	9,400
	Holy Stone Enterprise Co. Ltd.	2,051,793	9,204
*	Sanyang Motor Co. Ltd.	8,924,330	9,194
	Andes Technology Corp.	435,000	8,969
	Century Iron & Steel Industrial Co. Ltd.	2,042,000	8,912
*	Oriental Union Chemical Corp.	11,053,582	8,883
	Clevo Co.	8,329,000	8,853
*	TTY Biopharm Co. Ltd.	3,065,160	8,819
*	Grape King Bio Ltd.	1,437,529	8,768
*	Via Technologies Inc.	4,508,620	8,757
	Gudeng Precision Industrial Co. Ltd.	909,517	8,754
*	PharmaEssentia Corp.	2,710,091	8,736
	Kinpo Electronics	18,897,670	8,685

		Shares	Market Value ($000)
	Tong Yang Industry Co. Ltd.	6,625,350	8,654
	Cheng Uei Precision Industry Co. Ltd.	5,958,673	8,633
	Chung-Hsin Electric & Machinery Manufacturing Corp.	4,747,000	8,601
*	Wah Lee Industrial Corp.	2,699,210	8,589
	Arcadyan Technology Corp.	2,457,219	8,584
	Farglory Land Development Co. Ltd.	4,280,550	8,580
	St. Shine Optical Co. Ltd.	620,000	8,532
	Sercomm Corp.	3,634,600	8,460
	China Motor Corp.	3,556,844	8,450
*	Foxsemicon Integrated Technology Inc.	996,642	8,357
*	YC INOX Co. Ltd.	5,299,800	8,245
	Pegavision Corp.	511,000	8,210
*	China Steel Chemical Corp.	2,053,000	8,162
	Thinking Electronic Industrial Co. Ltd.	1,029,000	8,148
*	Global Mixed Mode Technology Inc.	824,000	8,062
*	LandMark Optoelectronics Corp.	945,470	8,028
*	Ta Ya Electric Wire & Cable	8,157,000	7,974
*	China General Plastics Corp.	5,577,073	7,934
*	Sunplus Technology Co. Ltd.	5,033,000	7,888
*	Adimmune Corp.	4,375,825	7,744
	Chong Hong Construction Co. Ltd.	2,691,000	7,725
*	Hannstar Board Corp.	4,527,685	7,697
	Universal Vision Biotechnology Co. Ltd.	600,000	7,686
	PChome Online Inc.	1,620,873	7,627
	Pan-International Industrial Corp.	5,036,000	7,579
*	Tung Thih Electronic Co. Ltd.	871,000	7,500
*	China Man-Made Fiber Corp.	19,252,900	7,497
*	Sporton International Inc.	863,459	7,473
	Topco Scientific Co. Ltd.	1,604,342	7,448
	Dynapack International Technology Corp.	1,986,000	7,228
	Shin Zu Shing Co. Ltd.	1,863,853	7,151
*	Taiwan Cogeneration Corp.	5,205,850	7,143
	TPK Holding Co. Ltd.	4,633,288	7,128
*	Sonix Technology Co. Ltd.	1,824,000	7,040
*	Kindom Development Co. Ltd.	4,546,000	7,012
*	OBI Pharma Inc.	1,779,917	6,913
	Nan Pao Resins Chemical Co. Ltd.	1,286,000	6,905
	KMC Kuei Meng International Inc.	800,000	6,898
*	ITE Technology Inc.	1,519,000	6,889
	Cleanaway Co. Ltd.	1,146,000	6,888
*	Cub Elecparts Inc.	1,063,008	6,713
	Innodisk Corp.	775,200	6,670
*	Prince Housing & Development Corp.	15,547,270	6,653
*	Co-Tech Development Corp.	2,319,000	6,582
	Silicon Integrated Systems Corp.	7,070,203	6,528
	Sunny Friend Environmental Technology Co. Ltd.	896,000	6,522
	Orient Semiconductor Electronics Ltd.	6,664,792	6,474
*	Taiwan TEA Corp.	8,730,000	6,453
	Chang Wah Electromaterials Inc.	4,683,000	6,312
	Systex Corp.	2,013,000	6,310
	Taiwan Sakura Corp.	2,695,000	6,305
	Gloria Material Technology Corp.	6,453,640	6,298
*	AmTRAN Technology Co. Ltd.	10,137,000	6,219
	Mercuries & Associates Holding Ltd.	7,372,824	6,137
	Evergreen International Storage & Transport Corp.	5,311,000	6,133

		Shares	Market Value ($000)
*	Federal Corp.	5,954,040	6,130
	Unitech Printed Circuit Board Corp.	8,173,880	6,108
	Apex International Co. Ltd.	2,945,000	6,097
	Taiwan PCB Techvest Co. Ltd.	3,656,000	6,085
	TaiDoc Technology Corp.	794,000	6,074
	BES Engineering Corp.	19,381,000	6,050
	Taiwan FamilyMart Co. Ltd.	628,000	6,046
*	Mercuries Life Insurance Co. Ltd.	17,996,875	5,950
	Lotus Pharmaceutical Co. Ltd.	1,133,000	5,943
*	AURAS Technology Co. Ltd.	919,000	5,882
	Chicony Power Technology Co. Ltd.	2,364,000	5,874
	Ennoconn Corp.	729,316	5,863
	Career Technology MFG. Co. Ltd.	5,544,721	5,831
*	TaiMed Biologics Inc.	2,576,090	5,798
	Test Research Inc.	2,789,660	5,754
*	Chunghwa Precision Test Tech Co. Ltd.	240,153	5,754
*	Darfon Electronics Corp.	3,410,000	5,751
*	Asia Pacific Telecom Co. Ltd.	19,927,352	5,737
	AcBel Polytech Inc.	5,891,000	5,699
*	Kaimei Electronic Corp.	1,544,000	5,688
*	Topkey Corp.	1,059,000	5,650
*	Lealea Enterprise Co. Ltd.	13,207,930	5,585
*	Cathay Real Estate Development Co. Ltd.	7,455,984	5,576
	D-Link Corp.	8,020,000	5,572
*	Chin-Poon Industrial Co. Ltd.	4,806,890	5,558
*	Hotai Finance Co. Ltd.	1,802,000	5,550
	Rexon Industrial Corp. Ltd.	2,005,000	5,548
*	Phihong Technology Co. Ltd.	4,014,000	5,484
*	Nichidenbo Corp.	2,615,460	5,338
	Weltrend Semiconductor	1,901,567	5,325
*	Ton Yi Industrial Corp.	9,910,000	5,282
	Ginko International Co. Ltd.	648,900	5,259
*	Gemtek Technology Corp.	4,455,000	5,246
	Hu Lane Associate Inc.	1,078,300	5,242
*	TSEC Corp.	4,427,000	5,182
	Gourmet Master Co. Ltd.	981,469	5,164
*	Lung Yen Life Service Corp.	2,978,000	5,160
	Formosa Sumco Technology Corp.	764,000	5,158
*	Chia Hsin Cement Corp.	6,370,000	5,131
*	Etron Technology Inc.	2,881,960	5,107
*	Ho Tung Chemical Corp.	12,634,459	5,090
	Taiwan Styrene Monomer	7,236,050	5,067
	Sincere Navigation Corp.	3,656,240	5,033
*	CMC Magnetics Corp.	14,093,950	4,945
*	Sampo Corp.	4,557,800	4,939
	OptoTech Corp.	4,291,987	4,920
	China Metal Products	4,114,000	4,887
	Soft-World International Corp.	1,305,000	4,851
	Chlitina Holding Ltd.	661,000	4,848
	Fulgent Sun International Holding Co. Ltd.	1,455,893	4,839
	Aten International Co. Ltd.	1,618,740	4,834
*	Chung Hwa Pulp Corp.	5,252,000	4,805
	Xxentria Technology Materials Corp.	1,840,000	4,749
	Egis Technology Inc.	871,100	4,734
*	Asia Polymer Corp.	3,688,000	4,696
*	Formosa International Hotels Corp.	868,000	4,689

		Shares	Market Value ($000)
*	Wowprime Corp.	821,000	4,679
*	CSBC Corp. Taiwan	5,386,119	4,647
*	Motech Industries Inc.	4,012,574	4,625
	Test Rite International Co. Ltd.	5,106,000	4,601
*	YungShin Global Holding Corp.	2,884,000	4,564
*	Wei Chuan Foods Corp.	5,921,600	4,549
*	Adlink Technology Inc.	1,932,895	4,499
	Sunonwealth Electric Machine Industry Co. Ltd.	2,865,000	4,491
	Kung Long Batteries Industrial Co. Ltd.	797,000	4,465
*	Radium Life Tech Co. Ltd.	10,880,760	4,368
*	Chief Telecom Inc.	408,000	4,367
	Fittech Co. Ltd.	580,491	4,342
*	Unizyx Holding Corp.	4,418,000	4,328
	Namchow Holdings Co. Ltd.	2,384,000	4,309
*	Global Brands Manufacture Ltd.	3,379,000	4,307
	Kuo Yang Construction Co. Ltd.	4,055,900	4,280
*	Zeng Hsing Industrial Co. Ltd.	725,000	4,229
	Altek Corp.	2,882,000	4,171
*	Syncmold Enterprise Corp.	1,417,500	4,169
	Flytech Technology Co. Ltd.	1,757,650	4,148
*	Li Peng Enterprise Co. Ltd.	9,936,000	4,053
	Acter Group Corp. Ltd.	589,240	3,988
	Everlight Chemical Industrial Corp.	5,648,200	3,946
	Jih Sun Financial Holdings Co. Ltd.	8,516,000	3,943
*	Depo Auto Parts Ind Co. Ltd.	1,799,000	3,941
*	Taiflex Scientific Co. Ltd.	1,971,920	3,932
	Johnson Health Tech Co. Ltd.	1,439,000	3,916
*	Hung Sheng Construction Ltd.	5,211,464	3,889
	Machvision Inc.	416,306	3,885
	Kinik Co.	1,670,000	3,865
*	Shining Building Business Co. Ltd.	9,003,638	3,807
*	Elite Advanced Laser Corp.	1,666,349	3,650
*	Nan Liu Enterprise Co. Ltd.	756,000	3,581
*	Swancor Holding Co. Ltd.	953,000	3,555
	Speed Tech Corp.	1,273,000	3,550
*	Nidec Chaun-Choung Technology Corp.	480,000	3,535
	Sinyi Realty Inc.	3,241,000	3,509
*	Formosan Rubber Group Inc.	4,084,135	3,495
*	ScinoPharm Taiwan Ltd.	3,739,576	3,454
	HannsTouch Solution Inc.	7,036,115	3,400
	Bank of Kaohsiung Co. Ltd.	8,400,250	3,399
	Firich Enterprises Co. Ltd.	2,985,378	3,396
*	Medigen Biotechnology Corp.	1,470,000	3,377
	Dyaco International Inc.	1,124,000	3,323
	TA-I Technology Co. Ltd.	1,349,750	3,313
*	Ambassador Hotel	3,179,000	3,211
	Tyntek Corp.	3,436,000	3,206
	Yulon Nissan Motor Co. Ltd.	322,188	3,204
	Huang Hsiang Construction Corp.	1,997,000	3,088
	CyberTAN Technology Inc.	4,414,000	3,085
*	Ritek Corp.	8,822,489	3,017
	China Chemical & Pharmaceutical Co. Ltd.	3,501,000	2,951
*	Dynamic Electronics Co. Ltd.	3,705,533	2,931
	IEI Integration Corp.	1,546,920	2,926
*	Rich Development Co. Ltd.	8,591,000	2,889
*	Roo Hsing Co. Ltd.	9,110,000	2,886

		Shares	Market Value ($000)
*	Gigastorage Corp.	3,024,953	2,854
*	Quanta Storage Inc.	2,078,000	2,820
*	Darwin Precisions Corp.	5,857,900	2,798
*	Rechi Precision Co. Ltd.	3,808,000	2,755
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	2,674
*	Alpha Networks Inc.	2,610,772	2,635
*	Yeong Guan Energy Technology Group Co. Ltd.	1,032,180	2,621
	Kuo Toong International Co. Ltd.	2,995,514	2,618
*	Elitegroup Computer Systems Co. Ltd.	3,293,000	2,552
*	PharmaEngine Inc.	1,112,457	2,550
	Sheng Yu Steel Co. Ltd.	1,532,000	2,523
	Ichia Technologies Inc.	3,652,000	2,470
*	Gigasolar Materials Corp.	298,000	2,455
	Hong Pu Real Estate Development Co. Ltd.	3,153,000	2,453
	Bioteque Corp.	619,000	2,414
	FSP Technology Inc.	1,548,120	2,285
*	KEE TAI Properties Co. Ltd.	5,952,000	2,259
	Basso Industry Corp.	1,277,000	2,257
*	Savior Lifetec Corp.	2,496,000	2,249
*	Brogent Technologies Inc.	475,820	2,237
	Posiflex Technology Inc.	787,764	2,174
*	WUS Printed Circuit Co. Ltd.	2,013,156	2,160
*	Infortrend Technology Inc.	3,282,000	2,159
	Concraft Holding Co. Ltd.	848,492	2,159
*	Globe Union Industrial Corp.	3,327,000	2,055
*	Newmax Technology Co. Ltd.	1,301,000	2,020
*	AGV Products Corp.	5,064,370	1,944
*	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,904
*	TYC Brother Industrial Co. Ltd.	2,422,000	1,889
*	Lingsen Precision Industries Ltd.	1,926,000	1,849
*	ALI Corp.	1,718,275	1,832
	Taiyen Biotech Co. Ltd.	1,596,000	1,832
*	Ability Enterprise Co. Ltd.	3,212,491	1,808
*	Gamania Digital Entertainment Co. Ltd.	788,000	1,799
	Iron Force Industrial Co. Ltd.	680,000	1,766
	CHC Healthcare Group	1,380,899	1,727
	Toung Loong Textile Manufacturing	1,156,000	1,720
*	Zinwell Corp.	2,356,000	1,716
	Cyberlink Corp.	602,000	1,677
	Jess-Link Products Co. Ltd.	1,279,750	1,672
	Advanced International Multitech Co. Ltd.	603,000	1,626
	Senao International Co. Ltd.	1,417,000	1,617
*	China Electric Manufacturing Corp.	3,879,180	1,551
	Li Cheng Enterprise Co. Ltd.	1,898,996	1,521
*	GeneReach Biotechnology Corp.	304,000	1,334
*	Taiwan Land Development Corp.	5,590,970	1,268
*,3	Pharmally International Holding Co. Ltd.	612,856	1,240
	Taiwan Mask Corp.	343,000	1,217
*	EirGenix Inc.	259,000	1,195
*	Vivotek Inc.	351,349	1,007
	L&K Engineering Co. Ltd.	845,000	945
	First Steamship Co. Ltd.	1,448,000	882
	Chun Yuan Steel Industry Co. Ltd.	779,000	802
*,3	Unity Opto Technology Co. Ltd.	5,295,000	780
	Dimerco Express Corp.	201,000	732

		Shares	Market Value ($000)
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—
*,3	XPEC Entertainment Inc.	988,965	—
*,3	E-Ton Solar Tech Co. Ltd.	843,673	—
*,3	Green Energy Technology Inc.	2,819,000	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—
*,3	GeneReach Biotechnology Corp. Rights Exp. 8/3/21	41,005	—
*,3	TYC Brother Industrial Co. Ltd. Rights Exp. 8/2/21	174,162	—
*,3	Episil Holdings Inc. Rights Exp. 8/13/21	65,149	—
*,3	Fitipower Integrated Technology Inc. Rights Exp. 8/2/21	162,375	—
*,3	ITEQ Corp. Rights Exp. 8/30/21	583,912	—
*,3	Shin Kong Financial Holding Co. Ltd. Rights Exp. 8/13/21	8,909,074	—
			20,148,406
Thailand (2.4%)
	PTT PCL (Foreign)	196,231,615	207,515
	CP ALL PCL (Foreign)	62,125,821	111,601
	Airports of Thailand PCL (Foreign)	64,110,044	110,315
	Siam Commercial Bank PCL (Foreign)	34,144,090	97,167
	Siam Cement PCL NVDR	6,822,296	86,017
	Bangkok Dusit Medical Services PCL (Foreign)	121,628,745	83,310
	Advanced Info Service PCL (Foreign)	14,819,106	80,967
	Delta Electronics Thailand PCL (Foreign)	3,365,300	59,948
	Siam Cement PCL (Foreign)	4,712,388	59,415
	PTT Exploration & Production PCL (Foreign)	18,809,384	58,909
	Kasikornbank PCL (Foreign)	18,521,935	58,003
*	Minor International PCL (Foreign)	63,723,720	57,639
	Gulf Energy Development PCL (Foreign)	54,774,215	55,908
	Intouch Holdings PCL NVDR	27,678,117	54,330
	PTT Global Chemical PCL (Foreign)	29,765,879	51,430
	Central Pattana PCL (Foreign)	33,936,324	48,618
[2]	Com7 PCL (Foreign)	22,458,100	44,322
	Energy Absolute PCL (Foreign)	23,141,096	41,991
	Charoen Pokphand Foods PCL (Foreign)	51,842,817	40,996
	Central Retail Corp. PCL (Foreign)	40,857,700	38,574
	Home Product Center PCL (Foreign)	86,555,484	35,067
[2]	Krungthai Card PCL (Foreign)	17,085,631	32,121
	BTS Group Holdings PCL (Foreign)	118,293,935	30,601
	KCE Electronics PCL (Foreign)	12,335,914	29,504
	Bangkok Expressway & Metro PCL (Foreign)	125,098,322	29,129
	Indorama Ventures PCL (Foreign)	25,145,535	27,773
	Digital Telecommunications Infrastructure Fund	73,527,613	27,748
	PTT Oil & Retail Business PCL (Foreign)	31,447,000	26,571
[2]	Bangkok Bank PCL NVDR	7,769,000	24,235
	Global Power Synergy PCL (Foreign)	10,225,140	23,901
[2]	Banpu PCL (Foreign)	56,946,955	23,053
	Thai Union Group PCL (Foreign)	34,014,279	22,988
	SCG Packaging PCL (Foreign)	10,461,600	22,048
	Land & Houses PCL NVDR	87,748,480	20,830
	Bumrungrad Hospital PCL (Foreign)	5,667,474	20,708
	Electricity Generating PCL (Foreign)	3,914,011	20,384
	Hana Microelectronics PCL (Foreign)	7,778,783	18,061

		Shares	Market Value ($000)
[2]	Osotspa PCL (Foreign)	16,730,400	17,956
	Krung Thai Bank PCL (Foreign)	57,387,096	17,620
	Muangthai Capital PCL (Foreign)	9,423,445	17,161
	Srisawad Corp. PCL (Foreign)	8,716,803	16,987
	Thai Oil PCL (Foreign)	12,420,555	16,625
	Bangkok Bank PCL (Foreign)	5,201,341	16,225
	TMBThanachart Bank PCL (Foreign)	547,461,200	16,155
	IRPC PCL (Foreign)	149,697,814	16,028
	Jasmine Broadband Internet Infrastructure Fund	53,094,637	15,994
[2]	Siam Global House PCL (Foreign)	22,532,035	15,650
[2]	Carabao Group PCL (Foreign)	3,544,005	15,639
[2]	Berli Jucker PCL (Foreign)	14,694,290	15,216
[2]	Sri Trang Gloves Thailand PCL (Foreign)	13,050,500	14,908
	Tisco Financial Group PCL (Foreign)	5,552,968	14,864
[2]	Bangkok Commercial Asset Management PCL (Foreign)	28,515,600	14,316
[2]	Ratch Group PCL NVDR	10,979,168	14,195
	True Corp. PCL (Foreign)	138,202,988	13,545
*,2	CPN Retail Growth Leasehold REIT	22,096,200	13,394
[2]	Sri Trang Agro-Industry PCL (Foreign)	11,361,561	13,053
	Mega Lifesciences PCL (Foreign)	10,586,700	12,814
	Supalai PCL (Foreign)	19,910,685	12,779
	Thanachart Capital PCL (Foreign)	12,627,856	12,483
	B Grimm Power PCL (Foreign)	9,936,947	11,953
[2]	Bangchak Corp. PCL (Foreign)	15,929,466	11,194
*	Asset World Corp. PCL (Foreign)	95,816,300	10,690
[2]	Total Access Communication PCL NVDR	9,083,845	10,440
[2]	WHA Corp. PCL (Foreign)	111,159,306	10,353
[2]	VGI PCL (Foreign)	60,999,184	10,320
	Kiatnakin Phatra Bank PCL (Foreign)	6,567,070	10,185
[2]	Chularat Hospital PCL (Foreign)	78,979,346	10,144
[2]	Thoresen Thai Agencies PCL (Foreign)	20,916,287	10,006
	Kasikornbank PCL NVDR	3,018,175	9,452
[2]	CK Power PCL (Foreign)	50,749,372	9,128
[2]	Tisco Financial Group PCL NVDR	3,244,993	8,686
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	20,399,269	8,559
[2]	TOA Paint Thailand PCL (Foreign)	7,445,934	8,160
	AP Thailand PCL (Foreign)	33,561,842	8,076
[2]	CH Karnchang PCL (Foreign)	14,388,263	8,017
[2]	TQM Corp. PCL (Foreign)	2,331,400	7,947
	Bangkok Chain Hospital PCL (Foreign)	9,623,945	7,691
[2]	Gunkul Engineering PCL (Foreign)	54,015,166	7,630
	AEON Thana Sinsap Thailand PCL (Foreign)	1,446,800	7,499
[2]	Dohome PCL (Foreign)	9,837,400	7,459
[2]	WHA Premium Growth Freehold & Leasehold REIT	16,824,300	6,910
*,2	Central Plaza Hotel PCL (Foreign)	7,906,513	6,869
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	17,969,263	6,679
	TTW PCL (Foreign)	18,606,234	6,568
	Thailand Future Fund	27,916,700	6,371
	JMT Network Services PCL (Foreign)	5,056,063	6,243
	Tipco Asphalt PCL (Foreign)	10,550,730	6,070
[2]	Quality Houses PCL (Foreign)	90,618,151	6,066
	Krung Thai Bank PCL NVDR	19,542,000	6,000
*,2	Precious Shipping PCL (Foreign)	8,194,263	5,820

		Shares	Market Value ($000)
[2]	Siam City Cement PCL (Foreign)	1,154,106	5,672
	Bangkok Land PCL (Foreign)	170,463,378	5,394
*	BTS Rail Mass Transit Growth Infrastructure Fund	38,833,573	5,298
	Thai Vegetable Oil PCL (Foreign)	5,413,811	5,183
[2]	Amata Corp. PCL (Foreign)	9,318,623	5,166
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	5,147
*	Major Cineplex Group PCL (Foreign)	8,632,997	5,126
*	BEC World PCL (Foreign)	12,675,827	5,061
[2]	Bangkok Life Assurance PCL (Foreign)	6,428,814	4,988
	TPI Polene PCL (Foreign)	94,560,561	4,807
[2]	Super Energy Corp. PCL (Foreign)	173,390,819	4,803
[2]	Jasmine International PCL (Foreign)	52,586,055	4,737
[2]	Siam Makro PCL (Foreign)	4,220,600	4,656
*	Star Petroleum Refining PCL (Foreign)	18,171,668	4,642
[2]	Sansiri PCL (Foreign)	121,822,306	4,348
	BCPG PCL (Foreign)	9,515,142	4,230
[2]	Banpu Power PCL (Foreign)	7,956,139	4,213
*,2	Esso Thailand PCL (Foreign)	17,747,673	3,940
	TPI Polene Power PCL (Foreign)	28,678,800	3,839
[2]	Ratchthani Leasing PCL (Foreign)	26,155,350	3,696
*	Pruksa Real Estate PCL (Foreign)	11,775,000	3,386
	Thaifoods Group PCL (Foreign)	24,111,275	3,375
	Pruksa Holding PCL (Foreign)	8,560,530	3,283
*,2	Italian-Thai Development PCL (Foreign)	53,232,231	3,242
	Kerry Express Thailand PCL (Foreign)	2,392,800	2,933
[2]	PTG Energy PCL (Foreign)	6,034,746	2,884
	MK Restaurants Group PCL (Foreign)	1,889,900	2,834
[2]	Plan B Media PCL (Foreign)	17,440,500	2,792
[2]	Thaicom PCL (Foreign)	8,311,185	2,681
[2]	GFPT PCL (Foreign)	6,838,096	2,645
*	Bangkok Airways PCL (Foreign)	8,886,424	2,637
	SPCG PCL (Foreign)	4,865,704	2,575
	IMPACT Growth REIT	4,062,400	2,287
	Siam Commercial Bank PCL NVDR	786,320	2,238
	Regional Container Lines PCL	1,275,500	2,234
*	MBK PCL (Foreign)	5,498,662	2,109
	Origin Property PCL (Foreign)	7,239,219	1,910
	Workpoint Entertainment PCL (Foreign)	3,113,234	1,819
[2]	LPN Development PCL (Foreign)	12,230,497	1,817
*,2	U City PCL (Foreign)	57,031,569	1,579
[2]	Taokaenoi Food & Marketing PCL (Foreign)	7,187,081	1,499
*,2,3	Thai Airways International PCL (Foreign)	14,720,268	1,487
*,2	Unique Engineering & Construction PCL (Foreign)	7,464,209	1,386
	Univentures PCL (Foreign)	11,781,451	1,368
*	Samart Corp. PCL (Foreign)	6,186,920	1,298
	Cal-Comp Electronics Thailand PCL (Foreign)	12,849,822	1,259
	Jay Mart PCL	873,100	891
[2]	Ratch Group PCL (Foreign)	501,204	648
[2]	Maybank Kim Eng Securities Thailand PCL (Foreign)	563,800	213
[2]	Thonburi Healthcare Group PCL (Foreign)	69,700	65
*	Minor International PCL Warrants Exp. 9/30/21	2,740,538	34
	Bangkok Life Assurance PCL	577	—

		Shares	Market Value ($000)
*	Minor International PCL Warrants Exp. 5/5/23	1	—
*	BTS Group Holdings PCL Warrants Exp. 12/31/25	41,402,876	—
			2,628,843
Turkey (0.5%)
	BIM Birlesik Magazalar A/S	6,155,697	46,330
	Eregli Demir ve Celik Fabrikalari TAS	18,712,275	44,453
	Turkcell Iletisim Hizmetleri A/S	16,525,566	30,229
	Turkiye Garanti Bankasi A/S	29,522,867	29,803
	KOC Holding A/S	11,154,331	27,215
	Akbank TAS	35,802,746	22,364
*	Turkiye Petrol Rafinerileri A/S	1,837,808	20,467
	Ford Otomotiv Sanayi A/S	912,489	18,687
	Turkiye Sise ve Cam Fabrikalari A/S	17,927,523	16,149
	Aselsan Elektronik Sanayi ve Ticaret A/S	8,675,336	15,954
	Haci Omer Sabanci Holding A/S	12,714,781	14,293
*	Petkim Petrokimya Holding A/S	18,321,595	12,341
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,931,827	12,048
	Turkiye Is Bankasi A/S Class C	18,223,523	11,405
*	Turk Hava Yollari AO	7,299,695	11,018
	Enka Insaat ve Sanayi A/S	9,477,476	10,437
	Arcelik A/S	2,561,964	10,037
	Coca-Cola Icecek A/S	892,121	8,972
*	Koza Altin Isletmeleri A/S	683,451	8,459
*	Sasa Polyester Sanayi A/S	2,361,556	8,069
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,792,219	7,363
*	Gubre Fabrikalari TAS	1,184,585	7,023
*	TAV Havalimanlari Holding A/S	2,514,265	6,729
	Tofas Turk Otomobil Fabrikasi A/S	1,665,146	6,473
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,352,878	5,928
*	Bera Holding A/S	4,508,607	5,920
	Yapi ve Kredi Bankasi A/S	20,730,625	5,878
	Turk Telekomunikasyon A/S	7,575,026	5,873
	Ulker Biskuvi Sanayi A/S	2,371,332	5,613
*	Aksa Enerji Uretim A/S Class B	3,336,825	5,045
	Sok Marketler Ticaret A/S	3,697,717	5,028
	Tekfen Holding A/S	2,913,254	4,916
	AG Anadolu Grubu Holding A/S	1,743,478	4,846
*	Turkiye Halk Bankasi A/S	8,582,913	4,678
	Nuh Cimento Sanayi A/S	1,020,958	4,641
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,718,778	4,377
*	Hektas Ticaret TAS	4,437,203	4,236
*	Pegasus Hava Tasimaciligi A/S	491,165	4,111
	Dogan Sirketler Grubu Holding A/S	13,114,112	4,076
[1]	Enerjisa Enerji A/S	3,242,255	3,926
	Turk Traktor ve Ziraat Makineleri A/S	178,642	3,611
	Vestel Elektronik Sanayi ve Ticaret A/S	1,015,165	3,604
	Is Yatirim Menkul Degerler A/S	2,022,707	3,262
	Logo Yazilim Sanayi ve Ticaret A/S	757,540	3,252
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	482,709	3,065
	Otokar Otomotiv ve Savunma Sanayi A/S	86,623	3,003
	Iskenderun Demir ve Celik A/S	1,986,681	2,918
	Aksa Akrilik Kimya Sanayii A/S	1,465,718	2,838

		Shares	Market Value ($000)
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	1,896,865	2,753
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	2,733
*	Oyak Cimento Fabrikalari A/S	3,371,400	2,579
*	Migros Ticaret A/S	627,472	2,539
	EGE Endustri ve Ticaret A/S	16,393	2,481
	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	2,369
	Kartonsan Karton Sanayi ve Ticaret A/S	380,490	2,341
*	Turkiye Vakiflar Bankasi TAO	5,680,257	2,333
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	2,016
*	Kordsa Teknik Tekstil A/S	726,453	2,015
	Alarko Holding A/S	1,736,437	1,945
	Aksigorta A/S	1,858,198	1,763
	Aygaz A/S	964,135	1,661
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	1,443
*	Zorlu Enerji Elektrik Uretim A/S	6,549,270	1,380
	Dogus Otomotiv Servis ve Ticaret A/S	444,130	1,346
*	Albaraka Turk Katilim Bankasi A/S	7,231,888	1,289
*	Sekerbank Turk A/S	9,156,526	1,128
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	1,318,548	1,117
	Tat Gida Sanayi A/S	1,010,468	1,046
*	Konya Cimento Sanayii A/S	8,990	951
*	NET Holding A/S	1,995,322	938
	Akcansa Cimento A/S	526,035	910
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	299,352	830
	Polisan Holding A/S	2,142,054	700
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	403,688	635
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,844,842	630
*	Is Finansal Kiralama A/S	1,480,758	508
*	Cimsa Cimento Sanayi ve Ticaret A/S	138,665	395
	Turkiye Sigorta A/S	550,620	305
	Anadolu Anonim Turk Sigorta Sirketi	290,517	226
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	109,741	46
*,3	Asya Katilim Bankasi A/S	6,317,442	—
			556,314
United Arab Emirates (0.8%)
	First Abu Dhabi Bank PJSC	60,459,527	272,759
[3]	Emirates Telecommunications Group Co. PJSC	24,127,666	150,007
	Emirates NBD Bank PJSC	34,936,178	127,592
	Abu Dhabi Commercial Bank PJSC	35,955,099	68,593
	Aldar Properties PJSC	55,676,329	60,092
	Emaar Properties PJSC	50,438,209	54,521
	Dubai Islamic Bank PJSC	24,902,531	32,741
	Abu Dhabi Islamic Bank PJSC	18,694,458	28,125
*	Emaar Malls PJSC	28,931,184	14,937
	Dubai Investments PJSC	30,555,996	14,147
	Dana Gas PJSC	49,520,416	11,878
*	Emaar Development PJSC	11,187,145	11,410
*	Air Arabia PJSC	30,715,964	11,339
	GFH Financial Group BSC	38,711,961	7,876
*	Dubai Financial Market PJSC	23,157,693	6,905
*	DAMAC Properties Dubai Co. PJSC	12,200,354	4,074

			Shares	Market Value ($000)
	Orascom Construction plc		698,019	3,441
*	RAK Properties PJSC		14,727,997	2,791
*	Union Properties PJSC		28,224,603	1,893
*,3	Arabtec Holding PJSC		10,929,061	1,577
*	Deyaar Development PJSC		19,735,903	1,557
*,3	Drake & Scull International PJSC		4,230,859	426
				888,681
Total Common Stocks (Cost $79,207,396)				108,690,637
		Coupon
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[4,5]	Vanguard Market Liquidity Fund (Cost $1,845,568)	0.064%	18,458,439	1,845,844
Total Investments (100.4%) (Cost $81,052,964)				110,536,481
Other Assets and Liabilities—Net (-0.4%)				(412,241)
Net Assets (100%)				110,124,240
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $6,163,035,000, representing 5.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $747,572,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $903,621,000 was received for securities on loan, of which $858,917,000 is held in Vanguard Market Liquidity Fund and $44,704,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	September 2021	17,195	1,098,503	(56,450)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	9/15/21	INR	12,500,000	USD	169,044	—	(1,790)
BNP Paribas	9/15/21	INR	12,500,000	USD	169,022	—	(1,767)
BNP Paribas	9/15/21	INR	4,787,520	USD	63,748	310	—
Royal Bank of Canada	9/15/21	USD	103,065	HKD	800,000	110	—
State Street Bank & Trust Co.	9/15/21	USD	59,797	HKD	464,383	34	—
Toronto-Dominion Bank	9/15/21	USD	59,797	HKD	464,383	34	—
						488	(3,557)
HKD—Hong Kong dollar.
INR—Indian rupee.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BYD Co. Ltd. Class A	9/8/21	GSI	32,915	5.911	4,031	—
FTSE China A Stock Connect CNY All Cap Index	6/17/22	BOANA	270,099	4.150	—	(17,500)
					4,031	(17,500)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $3,080,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	10,213,654	99	8	10,213,761
Common Stocks—Other	7,487,422	90,675,122	314,332	98,476,876
Temporary Cash Investments	1,845,844	—	—	1,845,844
Total	19,546,920	90,675,221	314,340	110,536,481

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	488	—	488
Swap Contracts	—	4,031	—	4,031
Total	—	4,519	—	4,519
Liabilities
Futures Contracts[1]	56,450	—	—	56,450
Forward Currency Contracts	—	3,557	—	3,557
Swap Contracts	—	17,500	—	17,500
Total	56,450	21,057	—	77,507
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.